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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 to June 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2008

ING GET U.S. Core Portfolio

■	Series 1

■	Series 2

■	Series 3

■	Series 4

■	Series 5

■	Series 6

■	Series 7

■	Series 8

■	Series 9

■	Series 10

■	Series 11

■	Series 12

■	Series 13

■	Series 14

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Series use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Series voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Series files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those “best” days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,

CEO

ING Funds

August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET U.S. CORE PORTFOLIO	INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy During the Guarantee Period?

ING GET U.S. Core Portfolio — Series 1, 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14 (“Series”) do not implement an “investment strategy” in a conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the equity component (“Equity Component”) while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the guarantee (“Guarantee”). The Series allocate their assets among the following asset classes:

During the Guarantee Period, the Series’ assets will be allocated between the:

•

Equity Component, consisting of common stocks included in the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) futures contracts on the S&P 500® Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500® Index, in S&P 500® Index futures, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investments in such securities and the

•	Fixed component (“Fixed Component”) consisting primarily of short-to-intermediate-duration U.S. government securities.

The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, even when the equity market is doing well, or to any investment returns generated by the Series.

How does the Series’ Asset Allocation work?

ING Investment Management Co. (“ING IM” or “Sub-Adviser”), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the maturity date (“Maturity Date”). The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a “material decline” in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the “material decline” at 20%, more assets will likely be allocated to the Equity Component than if the “material decline” is defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500® Index that it believes will outperform the S&P 500® Index and underweighting (or avoiding altogether) those stocks it believes will underperform the S&P 500® Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500® Index are invested in proportion to their representation in the S&P 500® Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500® Index in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component’s net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET U.S. CORE PORTFOLIO

financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500® Index and futures contracts on U.S. Treasury securities.

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500® Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500® Index futures, in ETFs, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investment in such securities (subject to restrictions imposed by the Investment Company Act of 1940, as amended “1940 Act”). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an Enhanced Index Strategy when it invests in S&P 500® Index futures and ETFs.

Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Although the Series invest in securities insured or guaranteed by the U.S. government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage-backed securities (including commercial mortgage-backed securities) which are rated AAA or Aaa at the time of purchase by Standard & Poor’s (“S&P®“) or Moody’s Investors Service, Inc. (“Moody’s®“), respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P® and/or Aa3 or higher by Moody’s®. The Fixed Component may also include U.S. Treasury futures and money market instruments. The Series may also invest in other investment companies to the extent permitted under the 1940 Act, and the rules and regulations thereunder.

What are the Principal Guarantee Period Risks?

Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed-income securities. In addition, if during the Guarantee Period the equity markets experienced a material decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Active Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.

Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity

ING GET U.S. CORE PORTFOLIO	INVESTMENT STRATEGY AND PRINCIPAL RISKS

Components, interest rates, expenses of the Series and the separate account under the variable annuity contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a contract- holder or participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year or 7-year Guarantee Period, on the Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current net asset value (“NAV”) which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the public offering price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed-income securities at the end of the Guarantee Period.

Worst Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Impact of Annuity Charges and Other Expenses: Contract-holders and Participants with interest in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contract-holders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed-income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage-backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. government or its agencies.

Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET U.S. CORE PORTFOLIO

Other Investment Companies: The GET Series may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQ™ (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Series may invest in other investment companies, you will pay a proportionate share of expenses of that investment company. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, the Series may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Series’ purchase of shares of an ING Money Market Fund will result in the Series paying a proportionate share of the expenses of the ING Money Market Fund. The investment adviser of the Series will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Series invests resulting from the Series’ investment into the ING Money Market Fund.

Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Series, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008, unless otherwise indicated. The Series’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses)”, provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING GET U.S. Core Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Series Return
Series 1	$1,000.00	$961.90	1.00%	$4.88
Series 2	$1,000.00	$972.70	1.00%	$4.90
Series 3	$1,000.00	$979.60	1.00%	$4.92
Series 4	$1,000.00	$961.40	1.00%	$4.88
Series 5	$1,000.00	$918.20	1.00%	$4.77
Series 6	$1,000.00	$930.40	1.00%	$4.80
Series 7	$1,000.00	$933.50	1.00%	$4.81
Series 8	$1,000.00	$928.20	1.00%	$4.79
Series 9	$1,000.00	$930.40	1.00%	$4.80
Series 10	$1,000.00	$942.40	1.00%	$4.83
Series 11	$1,000.00	$943.00	1.01%	$4.88
Series 12	$1,000.00	$923.90	1.00%	$4.78
Series 13	$1,000.00	$964.00	1.00%	$4.88
Series 14	$1,000.00	$966.40	1.00%	$4.89

*	Expenses are equal to each Series' respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING GET U.S. Core Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Hypothetical (5% return before expenses)
Series 1	$1,000.00	$1,019.89	1.00%	$5.02
Series 2	$1,000.00	$1,019.89	1.00%	$5.02
Series 3	$1,000.00	$1,019.89	1.00%	$5.02
Series 4	$1,000.00	$1,019.89	1.00%	$5.02
Series 5	$1,000.00	$1,019.89	1.00%	$5.02
Series 6	$1,000.00	$1,019.89	1.00%	$5.02
Series 7	$1,000.00	$1,019.89	1.00%	$5.02
Series 8	$1,000.00	$1,019.89	1.00%	$5.02
Series 9	$1,000.00	$1,019.89	1.00%	$5.02
Series 10	$1,000.00	$1,019.89	1.00%	$5.02
Series 11	$1,000.00	$1,019.84	1.01%	$5.07
Series 12	$1,000.00	$1,019.89	1.00%	$5.02
Series 13	$1,000.00	$1,019.89	1.00%	$5.02
Series 14	$1,000.00	$1,019.89	1.00%	$5.02

*	Expenses are equal to each Series' respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING GET U.S. Core Portfolio Series 1	ING GET U.S. Core Portfolio Series 2	ING GET U.S. Core Portfolio Series 3	ING GET U.S. Core Portfolio Series 4
ASSETS:
Investments in securities at value*	$77,889,931	$57,614,411	$85,225,018	$36,249,427
Short-term investments in affiliates at amortized cost	75,000	250,000	75,000	—
Short-term investments at amortized cost	284,000	284,000	237,000	161,000
Cash	849	309	611	716
Receivables:
Investment securities sold	3,524,852	—	—	2,060,331
Dividends and interest	26,649	15,866	17,883	12,207
Prepaid expenses	885	670	949	416
Reimbursement due from manager	—	—	—	1,895

Total assets	81,802,166	58,165,256	85,556,461	38,485,992

LIABILITIES:
Payable for investment securities purchased	3,124,272	—	—	2,083,483
Payable for fund shares redeemed	36,392	20,236	67,862	58,551
Payable to affiliates	60,618	45,768	65,645	27,689
Payable for trustee fees	2,221	6,160	6,374	2,283
Other accrued expenses and liabilities	38,160	43,890	54,100	36,030

Total liabilities	3,261,663	116,054	193,981	2,208,036

NET ASSETS	$78,540,503	$58,049,202	$85,362,480	$36,277,956

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$82,447,843	$59,983,810	$86,812,257	$38,538,556
Undistributed net investment income	825,883	600,752	763,750	422,785
Accumulated net realized loss on investments	(2,962,336)	(1,507,665)	(844,871)	(2,130,221)
Net unrealized depreciation on investments	(1,770,887)	(1,027,695)	(1,368,656)	(553,164)

NET ASSETS	$78,540,503	$58,049,202	$85,362,480	$36,277,956

* Cost of investments in securities	$79,660,818	$58,642,106	$86,593,674	$36,802,591

Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,917,091	6,384,388	8,864,148	4,226,122
Net asset value and redemption price per share	$8.81	$9.09	$9.63	$8.58

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING GET U.S. Core Portfolio Series 5	ING GET U.S. Core Portfolio Series 6	ING GET U.S. Core Portfolio Series 7	ING GET U.S. Core Portfolio Series 8
ASSETS:
Investments in securities at value*	$24,155,211	$49,015,163	$32,755,701	$21,307,210
Short-term investments in affiliates at amortized cost	125,000	83,000	26,000	50,000
Short-term investments at amortized cost	138,000	—	—	103,000
Cash	830	653	646	730
Receivables:
Investment securities sold	1,116,751	3,141,686	2,601,244	1,300,384
Dividends and interest	14,361	29,568	19,254	13,468
Prepaid expenses	290	588	401	—
Reimbursement due from manager	3,957	4,454	4,089	2,957

Total assets	25,554,400	52,275,112	35,407,335	22,777,749

LIABILITIES:
Payable for investment securities purchased	1,059,187	2,896,204	2,227,850	1,204,892
Payable for fund shares redeemed	21,510	77,584	13,455	37,948
Payable to affiliates	18,581	37,752	25,234	16,335
Payable for trustee fees	2,844	1,806	3,265	2,310
Other accrued expenses and liabilities	19,430	31,127	32,987	28,404

Total liabilities	1,121,552	3,044,473	2,302,791	1,289,889

NET ASSETS	$24,432,848	$49,230,639	$33,104,544	$21,487,860

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$28,012,501	$54,968,493	$36,940,604	$24,105,063
Undistributed net investment income	187,255	434,214	317,406	196,159
Accumulated net realized loss on investments	(2,881,385)	(4,749,224)	(3,432,432)	(2,124,103)
Net unrealized depreciation on investments	(885,523)	(1,422,844)	(721,034)	(689,259)

NET ASSETS	$24,432,848	$49,230,639	$33,104,544	$21,487,860

* Cost of investments in securities	$25,040,734	$50,438,007	$33,476,735	$21,996,469

Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,120,022	6,089,706	4,206,489	2,716,675
Net asset value and redemption price per share	$7.83	$8.08	$7.87	$7.91

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING GET U.S. Core Portfolio Series 9	ING GET U.S. Core Portfolio Series 10	ING GET U.S. Core Portfolio Series 11
ASSETS:
Investments in securities at value*	$15,681,217	$14,423,233	$16,921,550
Short-term investments in affiliates at amortized cost	42,000	—	25,000
Short-term investments at amortized cost	—	103,000	115,000
Cash	4,378	363	857
Receivables:
Investment securities sold	944,350	1,453,509	—
Dividends and interest	9,151	8,462	1,622
Prepaid expenses	—	—	189
Reimbursement due from manager	2,955	1,606	—

Total assets	16,684,051	15,990,173	17,064,218

LIABILITIES:
Payable for investment securities purchased	803,261	1,444,902	—
Payable for fund shares redeemed	1,321	2,705	139,767
Payable to affiliates	12,107	10,969	15,085
Payable for trustee fees	2,959	1,474	1,363
Other accrued expenses and liabilities	23,722	27,816	28,221

Total liabilities	843,370	1,487,866	184,436

NET ASSETS	$15,840,681	$14,502,307	$16,879,782

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$17,874,568	$15,955,904	$19,252,378
Undistributed net investment income	152,087	164,209	165,268
Accumulated net realized loss on investments	(1,706,311)	(1,326,241)	(2,144,874)
Net unrealized depreciation on investments	(479,663)	(291,565)	(392,990)

NET ASSETS	$15,840,681	$14,502,307	$16,879,782

* Cost of investments in securities	$16,160,880	$14,714,798	$17,314,540

Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,036,242	1,778,194	2,187,246
Net asset value and redemption price per share	$7.78	$8.16	$7.72

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING GET U.S. Core Portfolio Series 12	ING GET U.S. Core Portfolio Series 13	ING GET U.S. Core Portfolio Series 14
ASSETS:
Investments in securities at value*	$30,800,160	$65,457,656	$110,823,114
Short-term investments in affiliates at amortized cost	96,000	150,000	—
Short-term investments at amortized cost	—	270,000	370,000
Cash	675	211	583
Receivables:
Investment securities sold	1,408,564	2,910,567	—
Dividends and interest	20,853	11,347	8,314
Prepaid expenses	—	681	—
Reimbursement due from manager	4,998	10,185	13,490

Total assets	32,331,250	68,810,647	111,215,501

LIABILITIES:
Payable for investment securities purchased	1,227,221	5,859,769	—
Payable for fund shares redeemed	107,332	82,038	23,359
Payable to affiliates	24,053	46,740	82,283
Payable for trustee fees	550	1,593	698
Other accrued expenses and liabilities	28,669	36,913	38,481

Total liabilities	1,387,825	6,027,053	144,821

NET ASSETS	$30,943,425	$62,783,594	$111,070,680

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$35,633,721	$66,236,387	$114,671,254
Undistributed net investment income	368,067	737,507	1,749,260
Accumulated net realized loss on investments	(3,893,488)	(4,533,333)	(6,248,997)
Net unrealized appreciation or depreciation on investments	(1,164,875)	343,033	899,163

NET ASSETS	$30,943,425	$62,783,594	$111,070,680

* Cost of investments in securities	$31,965,035	$65,114,623	$109,923,951

Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,930,936	6,667,286	11,321,304
Net asset value and redemption price per share	$7.87	$9.42	$9.81

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING GET U.S. Core Portfolio Series 1	ING GET U.S. Core Portfolio Series 2	ING GET U.S. Core Portfolio Series 3	ING GET U.S. Core Portfolio Series 4
INVESTMENT INCOME:
Dividends(1)	$240,277	$141,549	$157,068	$107,344
Interest	1,007,226	771,700	1,064,294	513,684

Total investment income	1,247,503	913,249	1,221,362	621,028

EXPENSES:
Investment management fees	252,510	186,870	273,934	118,307
Distribution and service fees	105,213	77,863	114,139	49,295
Transfer agent fees	63	96	96	56
Administrative service fees	23,146	17,129	25,110	10,845
Shareholder reporting expense	6,370	5,326	6,810	3,008
Professional fees	20,886	14,999	22,568	13,443
Custody and accounting expense	12,320	10,787	10,738	9,624
Trustee fees	364	1,792	2,240	1,294
Miscellaneous expense	2,201	2,930	2,254	2,509

Total expenses	423,073	317,792	457,889	208,381
Net waived and reimbursed fees	(2,028)	(6,017)	(1,076)	(11,113)

Net expenses	421,045	311,775	456,813	197,268

Net investment income	826,458	601,474	764,549	423,760

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(2,056,494)	(1,023,956)	(268,180)	(1,432,307)

Net change in unrealized appreciation or depreciation on investments	(2,142,839)	(1,318,493)	(2,415,968)	(570,276)

Net realized and unrealized loss on investments	(4,199,333)	(2,342,449)	(2,684,148)	(2,002,583)

Decrease in net assets resulting from operations	$(3,372,875)	$(1,740,975)	$(1,919,599)	$(1,578,823)

(1) Dividends from affiliates	$4,017	$2,559	$3,334	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING GET U.S. Core Portfolio Series 5	ING GET U.S. Core Portfolio Series 6	ING GET U.S. Core Portfolio Series 7	ING GET U.S. Core Portfolio Series 8
INVESTMENT INCOME:
Dividends(1)	$128,441	$249,327	$164,788	$114,903
Interest	193,180	457,249	337,528	201,071

Total investment income	321,621	706,576	502,316	315,974

EXPENSES:
Investment management fees	79,765	162,865	110,371	71,226
Distribution and service fees	33,236	67,862	45,988	29,678
Transfer agent fees	61	68	74	65
Administrative service fees	7,312	14,929	10,117	6,529
Shareholder reporting expense	2,193	6,387	4,295	2,235
Professional fees	9,512	17,862	15,100	8,860
Custody and accounting expense	10,819	12,935	14,175	13,645
Trustee fees	1,077	1,950	850	407
Miscellaneous expense	1,772	2,590	1,819	2,036

Total expenses	145,747	287,448	202,789	134,681
Net waived and reimbursed fees	(12,422)	(15,830)	(18,721)	(15,810)

Net expenses	133,325	271,618	184,068	118,871

Net investment income	188,296	434,958	318,248	197,103

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(1,824,991)	(3,349,945)	(2,244,037)	(1,385,794)

Net change in unrealized appreciation or depreciation on investments	(709,664)	(1,002,395)	(641,187)	(613,730)

Net realized and unrealized loss on investments	(2,534,655)	(4,352,340)	(2,885,224)	(1,999,524)

Decrease in net assets resulting from operations	$(2,346,359)	$(3,917,382)	$(2,566,976)	$(1,802,421)

(1) Dividends from affiliates	$1,794	$2,120	$1,538	$890

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING GET U.S. Core Portfolio Series 9	ING GET U.S. Core Portfolio Series 10	ING GET U.S. Core Portfolio Series 11
INVESTMENT INCOME:
Dividends(1)	$78,998	$67,879	$27,524
Interest	162,634	175,979	230,511

Total investment income	241,632	243,858	258,035

EXPENSES:
Investment management fees	53,029	47,182	54,400
Distribution and service fees	22,094	19,658	22,667
Transfer agent fees	74	59	63
Administrative service fees	4,861	4,325	4,987
Shareholder reporting expense	1,687	211	2,554
Professional fees	8,054	6,788	3,862
Custody and accounting expense	13,070	11,195	13,594
Trustee fees	257	452	556
Miscellaneous expense	1,757	2,034	1,590
Interest expense	—	—	1,111

Total expenses	104,883	91,904	105,384
Net waived and reimbursed fees	(16,363)	(13,206)	(13,542)

Net expenses	88,520	78,698	91,842

Net investment income	153,112	165,160	166,193

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(1,029,518)	(757,038)	(1,125,467)

Net change in unrealized appreciation or depreciation on investments	(409,167)	(339,224)	(170,903)

Net realized and unrealized loss on investments	(1,438,685)	(1,096,262)	(1,296,370)

Decrease in net assets resulting from operations	$(1,285,573)	$(931,102)	$(1,130,177)

(1) Dividends from affiliates	$771	$—	$2,038

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING GET U.S. Core Portfolio Series 12	ING GET U.S. Core Portfolio Series 13	ING GET U.S. Core Portfolio Series 14
INVESTMENT INCOME:
Dividends(1)	$188,561	$117,843	$118,087
Interest	373,062	951,371	2,216,380

Total investment income	561,623	1,069,214	2,334,467

EXPENSES:
Investment management fees	115,019	198,542	350,599
Distribution and service fees	47,996	82,725	146,083
Transfer agent fees	74	75	74
Administrative service fees	10,559	18,199	32,138
Shareholder reporting expense	4,220	5,225	8,483
Professional fees	14,081	17,658	35,550
Custody and accounting expense	21,367	21,154	20,265
Trustee fees	743	546	1,674
Miscellaneous expense	1,795	797	3,147
Interest expense	303	771	378

Total expenses	216,157	345,692	598,391
Net waived and reimbursed fees	(23,521)	(14,642)	(13,729)

Net expenses	192,636	331,050	584,662

Net investment income	368,987	738,164	1,749,805

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(2,617,081)	(2,906,440)	(3,653,764)

Net change in unrealized appreciation or depreciation on investments	(800,931)	(245,913)	(2,026,139)

Net realized and unrealized loss on investments	(3,418,012)	(3,152,353)	(5,679,903)

Decrease in net assets resulting from operations	$(3,049,025)	$(2,414,189)	$(3,930,098)

(1) Dividends from affiliates	$1,313	$4,220	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 1		ING GET U.S. Core Portfolio Series 2
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$826,458	$1,822,420	$601,474	$1,489,086
Net realized gain (loss) on investments	(2,056,494)	7,520,490	(1,023,956)	4,246,451
Net change in unrealized appreciation or depreciation on investments	(2,142,839)	(5,083,273)	(1,318,493)	(2,157,758)

Increase (decrease) in net assets resulting from operations	(3,372,875)	4,259,637	(1,740,975)	3,577,779

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,818,662)	(2,600,803)	(1,487,611)	(2,245,332)
Net realized gains	(7,691,730)	(1,835,124)	(4,359,772)	(622,760)

Total distributions	(9,510,392)	(4,435,927)	(5,847,383)	(2,868,092)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	9,510,392	4,435,927	5,847,383	2,868,092
Cost of shares redeemed	(9,756,677)	(25,066,654)	(8,812,829)	(21,655,581)

Net decrease in net assets resulting from capital share transactions	(246,285)	(20,630,727)	(2,965,446)	(18,787,489)

Net decrease in net assets	(13,129,552)	(20,807,017)	(10,553,804)	(18,077,802)

NET ASSETS:
Beginning of period	91,670,055	112,477,072	68,603,006	86,680,808

End of period	$78,540,503	$91,670,055	$58,049,202	$68,603,006

Undistributed net investment income at end of period	$825,883	$1,818,087	$600,752	$1,486,889

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 3		ING GET U.S. Core Portfolio Series 4
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$764,549	$1,892,555	$423,760	$1,071,111
Net realized gain (loss) on investments	(268,180)	4,578,146	(1,432,307)	4,410,725
Net change in unrealized appreciation or depreciation on investments	(2,415,968)	(909,331)	(570,276)	(3,420,034)

Increase (decrease) in net assets resulting from operations	(1,919,599)	5,561,370	(1,578,823)	2,061,802

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,889,928)	(2,803,620)	(1,069,913)	(1,477,787)
Net realized gains	(4,366,037)	(39,356)	(4,829,423)	(1,148,098)

Total distributions	(6,255,965)	(2,842,976)	(5,899,336)	(2,625,885)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	6,255,965	2,842,976	5,899,336	2,625,885
Cost of shares redeemed	(11,338,238)	(34,492,183)	(5,072,766)	(17,510,764)

Net increase (decrease) in net assets resulting from capital share transactions	(5,082,273)	(31,649,207)	826,570	(14,884,879)

Net decrease in net assets	(13,257,837)	(28,930,813)	(6,651,589)	(15,448,962)

NET ASSETS:
Beginning of period	98,620,317	127,551,130	42,929,545	58,378,507

End of period	$85,362,480	$98,620,317	$36,277,956	$42,929,545

Undistributed net investment income at end of period	$763,750	$1,889,129	$422,785	$1,068,938

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 5		ING GET U.S. Core Portfolio Series 6
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$188,296	$396,643	$434,958	$998,726
Net realized gain (loss) on investments	(1,824,991)	3,995,605	(3,349,945)	7,969,603
Net change in unrealized appreciation or depreciation on investments	(709,664)	(3,525,780)	(1,002,395)	(6,555,229)

Increase (decrease) in net assets resulting from operations	(2,346,359)	866,468	(3,917,382)	2,413,100

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(395,353)	(588,139)	(995,560)	(1,673,498)
Net realized gains	(4,604,184)	(1,515,062)	(8,430,267)	(3,686,983)

Total distributions	(4,999,537)	(2,103,201)	(9,425,827)	(5,360,481)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	4,999,537	2,103,201	9,425,827	5,360,481
Cost of shares redeemed	(3,276,973)	(7,328,779)	(7,426,082)	(20,568,370)

Net increase (decrease) in net assets resulting from capital share transactions	1,722,564	(5,225,578)	1,999,745	(15,207,889)

Net decrease in net assets	(5,623,332)	(6,462,311)	(11,343,464)	(18,155,270)

NET ASSETS:
Beginning of period	30,056,180	36,518,491	60,574,103	78,729,373

End of period	$24,432,848	$30,056,180	$49,230,639	$60,574,103

Undistributed net investment income at end of period	$187,255	$394,312	$434,214	$994,816

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 7		ING GET U.S. Core Portfolio Series 8
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$318,248	$701,831	$197,103	$439,288
Net realized gain (loss) on investments	(2,244,037)	6,295,863	(1,385,794)	3,864,110
Net change in unrealized appreciation or depreciation on investments	(641,187)	(5,064,666)	(613,730)	(3,038,919)

Increase (decrease) in net assets resulting from operations	(2,566,976)	1,933,028	(1,802,421)	1,264,479

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(699,849)	(1,255,700)	(438,217)	(702,883)
Net realized gains	(6,781,111)	(1,633,428)	(4,222,597)	(1,364,224)

Total distributions	(7,480,960)	(2,889,128)	(4,660,814)	(2,067,107)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	7,480,960	2,889,128	4,660,814	2,067,107
Cost of shares redeemed	(5,614,791)	(19,701,052)	(3,530,822)	(15,615,034)

Net increase (decrease) in net assets resulting from capital share transactions	1,866,169	(16,811,924)	1,129,992	(13,547,927)

Net decrease in net assets	(8,181,767)	(17,768,024)	(5,333,243)	(14,350,555)

NET ASSETS:
Beginning of period	41,286,311	59,054,335	26,821,103	41,171,658

End of period	$33,104,544	$41,286,311	$21,487,860	$26,821,103

Undistributed net investment income at end of period	$317,406	$699,007	$196,159	$437,273

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 9		ING GET U.S. Core Portfolio Series 10
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$153,112	$366,621	$165,160	$386,303
Net realized gain (loss) on investments	(1,029,518)	3,077,520	(757,038)	2,389,273
Net change in unrealized appreciation or depreciation on investments	(409,167)	(2,197,255)	(339,224)	(1,743,772)

Increase (decrease) in net assets resulting from operations	(1,285,573)	1,246,886	(931,102)	1,031,804

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(365,946)	(643,348)	(385,842)	(490,048)
Net realized gains	(3,422,582)	(662,732)	(2,701,605)	(529,452)

Total distributions	(3,788,528)	(1,306,080)	(3,087,447)	(1,019,500)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	3,788,528	1,306,080	3,087,447	1,019,500
Cost of shares redeemed	(2,680,219)	(12,134,796)	(1,693,235)	(11,598,921)

Net increase (decrease) in net assets resulting from capital share transactions	1,108,309	(10,828,716)	1,394,212	(10,579,421)

Net decrease in net assets	(3,965,792)	(10,887,910)	(2,624,337)	(10,567,117)

NET ASSETS:
Beginning of period	19,806,473	30,694,383	17,126,644	27,693,761

End of period	$15,840,681	$19,806,473	$14,502,307	$17,126,644

Undistributed net investment income at end of period	$152,087	$364,921	$164,209	$384,891

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 11		ING GET U.S. Core Portfolio Series 12
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$166,193	$429,446	$368,987	$567,024
Net realized gain (loss) on investments	(1,125,467)	2,634,571	(2,617,081)	6,587,695
Net change in unrealized appreciation or depreciation on investments	(170,903)	(2,187,912)	(800,931)	(5,454,554)

Increase (decrease) in net assets resulting from operations	(1,130,177)	876,105	(3,049,025)	1,700,165

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(428,660)	(920,871)	(564,736)	(648,914)
Net realized gains	(3,353,529)	(507,718)	(7,817,075)	(1,244,119)

Total distributions	(3,782,189)	(1,428,589)	(8,381,811)	(1,893,033)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	3,782,189	1,428,589	8,381,811	1,893,033
Cost of shares redeemed	(2,554,413)	(15,784,360)	(12,161,524)	(10,439,683)

Net increase (decrease) in net assets resulting from capital share transactions	1,227,776	(14,355,771)	(3,779,713)	(8,546,650)

Net decrease in net assets	(3,684,590)	(14,908,255)	(15,210,549)	(8,739,518)

NET ASSETS:
Beginning of period	20,564,372	35,472,627	46,153,974	54,893,492

End of period	$16,879,782	$20,564,372	$30,943,425	$46,153,974

Undistributed net investment income at end of period	$165,268	$427,735	$368,067	$563,816

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 13		ING GET U.S. Core Portfolio Series 14
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$738,164	$1,237,041	$1,749,805	$2,167,529
Net realized gain (loss) on investments	(2,906,440)	2,123,136	(3,653,764)	(1,972,184)
Net change in unrealized appreciation or depreciation on investments	(245,913)	1,208,262	(2,026,139)	2,925,302

Increase (decrease) in net assets resulting from operations	(2,414,189)	4,568,439	(3,930,098)	3,120,647

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,233,488)	(571,994)	(2,168,262)	—
Net realized gains	(3,753,123)	(1,807)	(625,075)	—

Total distributions	(4,986,611)	(573,801)	(2,793,337)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	—	153,381,979
Reinvestment of distributions	4,986,611	573,801	2,793,337	—

	4,986,611	573,801	2,793,337	153,381,979
Cost of shares redeemed	(5,040,158)	(41,545,317)	(9,488,784)	(32,098,316)

Net increase (decrease) in net assets resulting from capital share transactions	(53,547)	(40,971,516)	(6,695,447)	121,283,663

Net increase (decrease) in net assets	(7,454,347)	(36,976,878)	(13,418,882)	124,404,310

NET ASSETS:
Beginning of period	70,237,941	107,214,819	124,489,562	85,252

End of period	$62,783,594	$70,237,941	$111,070,680	$124,489,562

Undistributed net investment income at end of period	$737,507	$1,232,831	$1,749,260	$2,167,717

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31,							June 13, 2003(1) to December 31, 2003
		2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.36	10.40		10.09		10.62		10.35	10.00
Income (loss) from investment operations:
Net investment income	$0.11	0.19	*	0.20	*	0.20	*	0.24	0.06
Net realized and unrealized gain (loss) on investments	$(0.48)	0.23		0.55		(0.04)		0.11	0.29
Total from investment operations	$(0.37)	0.42		0.75		0.16		0.35	0.35
Less distributions from:
Net investment income	$0.23	0.27		0.25		0.26		0.07	—
Net realized gains on investments	$0.95	0.19		0.19		0.43		0.01	—
Total distributions	$1.18	0.46		0.44		0.69		0.08	—
Net asset value, end of period	$8.81	10.36		10.40		10.09		10.62	10.35
Total Return(2)%	(3.81)	3.99		7.72		1.58		3.45	3.40	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$78,541	91,670		112,477		152,849		200,727	254,534
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.01	1.00		0.98		0.96		0.97	0.99
Net expenses after expense reimbursement(3)(4)%	1.00 #	1.00	#	0.98		0.96		0.97	0.99
Net investment income after expense reimbursement(3)(4)%	1.96 #	1.79	#	1.97		1.93		1.92	1.81
Portfolio turnover rate %	9	86		57		49		79	29

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Total return calculation began on September 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 3.50%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008		Year Ended December 31,							September 12, 2003(1) to December 31, 2003
			2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.35		10.27		10.01		10.44		10.08	10.00
Income (loss) from investment operations:
Net investment income	$0.10	*	0.20		0.22	*	0.22	*	0.25	0.01
Net realized and unrealized gain (loss) on investments	$(0.37)		0.26		0.43		(0.13)		0.12	0.07
Total from investment operations	$(0.27)		0.46		0.65		0.09		0.37	0.08
Less distributions from:
Net investment income	$0.25		0.30		0.29		0.29		0.01	—
Net realized gains on investments	$0.74		0.08		0.10		0.23		—	—
Total distributions	$0.99		0.38		0.39		0.52		0.01	—
Net asset value, end of period	$9.09		10.35		10.27		10.01		10.44	10.08
Total Return(2)%	(2.73)		4.58		6.64		0.90		3.68	0.70	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$58,049		68,603		86,681		122,872		160,135	223,003
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.02		1.00		0.98		0.97		0.97	1.06
Net expenses after expense reimbursement/recoupment(3)(4)%	1.00	#	1.00	#	0.98		0.97		0.97	1.00
Net investment income after expense reimbursement/recoupment(3)(4)%	1.93	#	1.93	#	2.15		2.12		2.10	1.16
Portfolio turnover rate %	8		83		59		51		56	—
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Total return calculation began on December 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 0.80%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding and other expenses has less than 0.005% impact on the expense ratio and net investment ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008		Year Ended December 31,								December 12, 2003(1) to December 31, 2003
			2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.58		10.34		9.99		10.13		10.01		10.00
Income (loss) from investment operations:
Net investment income	$0.09	*	0.18	*	0.19	*	0.18	*	0.17		0.01
Net realized and unrealized gain (loss) on investments	$(0.30)		0.33		0.43		(0.11)		(0.05)		0.00	**
Total from investment operations	$(0.21)		0.51		0.62		0.07		0.12		0.01
Less distributions from:
Net investment income	$0.22		0.27		0.26		0.20		—		—
Net realized gains on investments	$0.52		0.00	**	0.01		0.01		—		—
Total distributions	$0.74		0.27		0.27		0.21		—		—
Net asset value, end of period	$9.63		10.58		10.34		9.99		10.13		10.01
Total Return(2)%	(2.04)		4.99		6.34		0.79		1.20	††	—	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$85,362		98,620		127,551		179,402		253,835		10,730
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.00		1.00		0.98		0.97		0.93		4.31
Net expenses after expense reimbursement/recoupment(3)(4)%	1.00	#	1.00	#	0.98		0.97		0.93		0.65
Net investment income after expense reimbursement/recoupment(3)(4)%	1.67	#	1.72	#	1.88		1.82		1.81		0.46
Portfolio turnover rate %	22		65		51		65		65		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount represents less than $0.005 per share.
†	As of December 31, 2003, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 12, 2004). Total return from commencement of operations was 0.10%
††	Total return calculation began on March 12, 2004, the first day of the Guarantee Period. Total return for the year ended December 31, 2004 was also 1.20%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding and other expenses has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008		Year Ended December 31,						March 12, 2004(1) to December 31, 2004
			2007		2006		2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.57		10.73		10.42		10.52		10.00
Income (loss) from investment operations:
Net investment income	$0.11	*	0.23	*	0.25	*	0.23	*	0.15
Net realized and unrealized gain (loss) on investments	$(0.49)		0.18		0.54		(0.09)		0.37
Total from investment operations	$(0.38)		0.41		0.79		0.14		0.52
Less distributions from:
Net investment income	$0.29		0.32		0.29		0.18		—
Net realized gains on investments	$1.32		0.25		0.19		0.06		—
Total distributions	$1.61		0.57		0.48		0.24		—
Net asset value, end of period	$8.58		10.57		10.73		10.42		10.52
Total Return(2)%	(3.86)		3.69		7.89		1.29		5.09	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$36,278		42,930		58,379		70,822		90,297
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.06		0.99		0.99		1.00		0.98
Net expenses after expense reimbursement(3)(4)%	1.00	#	0.99	#	0.99		1.00		0.98
Net investment income after expense reimbursement(3)(4)%	2.15	#	2.12	#	2.36		2.19		2.36
Portfolio turnover rate %	52		129		40		41		48

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Total return calculation began on June 11, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.20%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31,						June 11, 2004(1) to December 31, 2004
		2007		2006		2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.59	11.01		10.56		10.57		10.00
Income (loss) from investment operations:
Net investment income	$0.08	0.13	*	0.16	*	0.16	*	0.09
Net realized and unrealized gain (loss) on investments	$(0.89)	0.14		0.96		0.12		0.48
Total from investment operations	$(0.81)	0.27		1.12		0.28		0.57
Less distributions from:
Net investment income	$0.15	0.19		0.22		0.11		—
Net realized gains on investments	$1.80	0.50		0.45		0.18		—
Total distributions	$1.95	0.69		0.67		0.29		—
Net asset value, end of period	$7.83	10.59		11.01		10.56		10.57
Total Return(2)%	(8.18)	2.15		11.23		2.67		5.49	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,433	30,056		36,518		46,690		54,922
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.10	0.97		1.01		1.05		1.04
Net expenses after expense reimbursement(3)(4)%	1.00 #	1.00	#	1.00		1.00		0.98
Net investment income after expense reimbursement(3)(4)%	1.42 #	1.16	#	1.51		1.57		2.33
Portfolio turnover rate %	101	230		90		111		71

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Total return calculation began on September 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.70%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31,						September 10, 2004(1) to December 31, 2004
		2007		2006		2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.60	11.08		10.35		10.12		10.00
Income (loss) from investment operations:
Net investment income	$0.09	0.16	*	0.18	*	0.18		0.03
Net realized and unrealized gain (loss) on investments	$(0.77)	0.23		0.87		0.09		0.09
Total from investment operations	$(0.68)	0.39		1.05		0.27		0.12
Less distributions from:
Net investment income	$0.19	0.27		0.25		0.04		—
Net realized gains on investments	$1.65	0.60		0.07		0.00	**	—
Total distributions	$1.84	0.87		0.32		0.04		—
Net asset value, end of period	$8.08	10.60		11.08		10.35		10.12
Total Return(2)%	(6.96)	3.30		10.48		2.68		0.90	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$49,231	60,574		78,729		119,890		159,478
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.06	1.00		0.99		0.97		0.77
Net expenses after expense reimbursement(3)(4)%	1.00 #	1.00	#	0.99		0.97		0.77
Net investment income after expense reimbursement(3)(4)%	1.60 #	1.44	#	1.71		1.77		1.36
Portfolio turnover rate %	122	191		84		81		6

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005 per share.
†	Total return calculation began on December 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 1.20%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding and other expenses has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31,						December 10, 2004(1) to December 31, 2004
		2007		2006		2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.74	11.01		10.23		10.01		10.00
Income (loss) from investment operations:
Net investment income	$0.10	0.16	*	0.18	*	0.19	*	0.01
Net realized and unrealized gain (loss) on investments	$(0.74)	0.22		0.85		0.04		0.00	**
Total from investment operations	$(0.64)	0.38		1.03		0.23		0.01
Less distributions from:
Net investment income	$0.21	0.28		0.25		0.01		—
Net realized gains on investments	$2.02	0.37		—		—		—
Total distributions	$2.23	0.65		0.25		0.01		—
Net asset value, end of period	$7.87	10.74		11.01		10.23		10.01
Total Return(2)%	(6.65)	3.29		10.26		1.95	††	— †
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$33,105	41,286		59,054		90,572		62,522
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.10	1.03		1.01		0.94		0.65
Net expenses after expense reimbursement(3)(4)%	1.00 #	1.00	#	1.00		0.94		0.65
Net investment income after expense reimbursement(3)(4)%	1.73 #	1.41	#	1.71		1.80		1.85
Portfolio turnover rate %	126	208		78		126		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.
†	As of December 31, 2004, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 9, 2005). Total return from commencement of operations was 0.10%.
††	Total return calculation began on March 9, 2005, the first day of the Guarantee Period. Total return for the year ended December 31, 2005, was 2.26%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31,				March 9 2005(1) to December 31, 2005
		2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.74	11.06		10.23		10.00
Income (loss) from investment operations:
Net investment income	$0.10	0.15	*	0.17	*	0.15	*
Net realized and unrealized gain (loss) on investments	$(0.80)	0.27		0.90		0.08
Total from investment operations	$(0.70)	0.42		1.07		0.23
Less distributions from:
Net investment income	$0.20	0.25		0.20		—
Net realized gains on investments	$1.93	0.49		0.04		—
Total distributions	$2.13	0.74		0.24		—
Net asset value, end of period	$7.91	10.74		11.06		10.23
Total Return(2)%	(7.18)	3.64		10.70		1.69	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$21,488	26,821		41,172		51,960
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.13	1.05		1.04		0.94
Net expenses after expense reimbursement(3)(4)%	1.00 #	1.00	#	1.00		0.91
Net investment income after expense reimbursement(3)(4)%	1.66 #	1.36	#	1.60		1.87
Portfolio turnover rate %	97	215		101		131

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Total return calculation began on June 8, 2005, the first day of the Guarantee Period. Total return from commencement of operations was 2.30%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31,				June 8, 2005(1) to December 31, 2005
		2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.81	10.93		10.06		10.00
Income (loss) from investment operations:
Net investment income	$0.10	0.16	*	0.18	*	0.13	*
Net realized and unrealized gain (loss) on investments	$(0.77)	0.29		0.82		(0.07)
Total from investment operations	$(0.67)	0.45		1.00		0.06
Less distributions from:
Net investment income	$0.23	0.28		0.13		—
Net realized gains on investments	$2.13	0.29		—		—
Total distributions	$2.36	0.57		0.13		—
Net asset value, end of period	$7.78	10.81		10.93		10.06
Total Return(2)%	(6.96)	3.93		10.11		0.00	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$15,841	19,806		30,694		41,582
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.19	1.06		1.09		0.96
Net expenses after expense reimbursement(3)(4)%	1.00 #	1.00	#	1.00		0.87
Net investment income after expense reimbursement(3)(4)%	1.73 #	1.45	#	1.79		2.21
Portfolio turnover rate %	150	233		89		188

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Total return calculation began on September 7, 2005 the first day of the Guarantee Period. Total return from commencement of operations was 0.60%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31,				September 7, 2005(1) to December 31, 2005
		2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.89	10.91		10.02		10.00
Income (loss) from investment operations:
Net investment income	$0.12	0.18	*	0.16	*	0.09	*
Net realized and unrealized gain (loss) on investments	$(0.68)	0.23		0.81		(0.07)
Total from investment operations	$(0.56)	0.41		0.97		0.02
Less distributions from:
Net investment income	$0.27	0.21		0.07		—
Net realized gains on investments	$1.90	0.22		0.01		—
Total distributions	$2.17	0.43		0.08		—
Net asset value, end of period	$8.16	10.89		10.91		10.02
Total Return(2)%	(5.76)	3.63		9.78		(0.60	)†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,502	17,127		27,694		37,137
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.17	1.07		1.14		0.82
Net expenses after expense reimbursement(3)(4)%	1.00	1.00	#	1.00		0.76
Net investment income after expense reimbursement(3)(4)%	2.10	1.62	#	1.54		2.77
Portfolio turnover rate %	178	194		93		80

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Total return calculation began on December 6, 2005 the first day of the Guarantee Period. Total return from commencement of operations was 0.20%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31,				December 6, 2005(1) to December 31, 2005
		2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.47	10.79		10.02		10.00
Income (loss) from investment operations:
Net investment income	$0.10	0.16	*	0.23	*	0.03	*
Net realized and unrealized gain (loss) on investments	$(0.68)	0.08		0.55		(0.01)
Total from investment operations	$(0.58)	0.24		0.78		0.02
Less distributions from:
Net investment income	$0.25	0.36		0.01		—
Net realized gains on investments	$1.92	0.20		—		—
Total distributions	$2.17	0.56		0.01		—
Net asset value, end of period	$7.72	10.47		10.79		10.02
Total Return(2)%	(5.70)	2.05		7.06	††	—	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,880	20,564		35,473		25,842
Ratio of expenses to average net assets:
Gross expenses prior to reimbursement(3)%	1.16	1.10		1.03		0.65
Net expenses after reimbursement(3)(4)%	1.01 #	1.00	#	0.96		0.65
Net investment income after expense reimbursement(3)(4)%	1.83 #	1.49	#	2.22		3.95
Portfolio turnover rate %	136	267		114		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	As of December 31, 2005, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 2, 2006). Total return from commencement of operations was 0.20%.
††	Total return calculation began on March 2, 2006, the first day of the Guarantee Period. Total return for the entire calendar year was 7.81%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008		Year Ended December 31, 2007		March 2, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$11.29		11.36		10.00
Income (loss) from investment operations:
Net investment income	$0.10	*	0.13	*	0.13
Net realized and unrealized gain (loss) on investments	$(0.86)		0.23		1.23
Total from investment operations	$(0.76)		0.36		1.36
Less distributions from:
Net investment income	$0.18		0.15		—
Net realized gains on investments	$2.48		0.28		—
Total distributions	$2.66		0.43
Net asset value, end of period	$7.87		11.29		11.36
Total Return(2)%	(7.61)		3.02		12.25	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$30,943		46,154		54,893
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.13		1.09		0.94
Net expenses after expense reimbursement(3)(4)%	1.00	#	1.00	#	0.85
Net investment income after expense reimbursement(3)(4)%	1.92	#	1.11	#	1.72
Portfolio turnover rate %	133		231		57

(1)	Commencement of operations.
(2)

Total return in calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Total return calculation began June 22, 2006 the first day of the Guarantee Period. Total return from commencement of operations was 13.60%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31, 2007		June 22, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.60	10.16		10.00
Income (loss) from investment operations:
Net investment income	$0.12	0.15	*	0.22	*
Net realized and unrealized gain (loss) on investments	$(0.49)	0.35		(0.06)
Total from investment operations	$(0.37)	0.50		0.16
Less distributions from:
Net investment income	$0.20	0.06		—
Net realized gains on investments	$0.61	0.00	**	—
Total distributions	$0.81	0.06		—
Net asset value, end of period	$9.42	10.60		10.16
Total Return(2)%	(3.60)	4.95		(0.59	)†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$62,784	70,238		107,215
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.04	1.00		1.02
Net expense after expense reimbursement(3)(4)%	1.00 #	1.00	#	0.73
Net investment income after expense reimbursement(3)(4)%	2.23 #	1.44	#	4.15
Portfolio turnover rate %	295	168		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.
†	Total return calculation began December 21, 2006 the first day of the Guarantee Period. Total return from commencement of operations was 1.60%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2008	Year Ended December 31, 2007		December 21, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.41	10.00		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.17	0.26	*	(0.00	)**
Net realized and unrealized gain (loss) on investments	$(0.52)	0.15		—
Total from investment operations	$(0.35)	0.41		(0.00	)**
Less distributions from:
Net investment income	$0.19	—		—
Net realized gains on investments	$0.06	—		—
Total distributions	$0.25	—		—
Net asset value, end of period	$9.81	10.41		10.00
Total Return(2)%	(3.36)	1.86	††	—	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$111,071	124,490		85
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.02	0.95		—
Net expense after expense reimbursement(3)(4)%	1.00	0.93		0.58
Net investment income (loss) after expense reimbursement(3)(4)%	2.99	2.52		(0.58)
Portfolio turnover rate %	226	120		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).
†	As of December 31, 2006, the Portfolio was in its offering period. Total return calculation will begin on the commencement date of the Guarantee Period (June 21, 2007.) Total return from commencement of operations was 0.00%.
††	Total return calculation began on June 21, 2007 the first day of the Guarantee Period. Total return for the year ended December 31, 2007 was 4.10%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED)

NOTE 1 —  ORGANIZATION

Organization. The ING Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on July 15, 1999 and is registered with the SEC under the Investment Company Act of 1940, as amended (“1940 Act”) as a diversified open-end management investment company. There are fourteen separate investment Series which comprise the Trust. The fourteen that are in this report are as follows: ING GET U.S. Core Portfolio Series 1 (“Series 1”), ING GET U.S. Core Portfolio Series 2 (“Series 2”), ING GET U.S. Core Portfolio Series 3 (“Series 3”), ING GET U.S. Core Portfolio Series 4 (“Series 4”), ING GET U.S. Core Portfolio Series 5 (“Series 5”), ING GET U.S. Core Portfolio Series 6 (“Series 6”), ING GET U.S. Core Portfolio Series 7 (“Series 7”), ING GET U.S. Core Portfolio Series 8 (“Series 8”), ING GET U.S. Core Portfolio Series 9 (“Series 9”), ING GET U.S. Core Portfolio Series 10 (“Series 10”), ING GET U.S. Core Portfolio Series 11 (“Series 11”), ING GET U.S. Core Portfolio Series 12 (“Series 12”), ING GET U.S. Core Portfolio Series 13 (“Series 13”) and ING GET U.S. Core Portfolio Series 14 (“Series 14”) (each, a “Series” and collectively, “the Series”).

During the Guarantee Period, the Series seek to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance.

If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The insurance companies offering these Series currently are ING Life Insurance & Annuity Company (“ILIAC”) and ING USA Annuity and Life Insurance Company (“ING USA”). The insurance companies offering these Series guarantee Contract holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges. The value of dividends and distributions made by the Series throughout the Guarantee Period is included in determining whether, for purposes of the Guarantee, the value of a shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. The following information is related to the Series:

	Offering Period	Guarantee Period	Maturity Date
Series 1*	06/13/03 — 09/11/03	09/12/03 — 09/12/08	09/12/08
Series 2*	09/12/03 — 12/11/03	12/12/03 — 12/12/08	12/12/08
Series 3*	12/12/03 —03/11/04	03/12/04 — 03/13/09	03/13/09
Series 4*	03/12/04 — 06/10/04	06/11/04 — 06/12/09	06/12/09
Series 5*	06/11/04 — 09/09/04	09/10/04 — 09/09/11	09/09/11
Series 6*	09/10/04 — 12/09/04	12/10/04 — 12/09/11	12/09/11
Series 7*	12/10/04 — 03/08/05	03/09/05 — 03/08/12	03/08/12
Series 8*	03/09/05 — 06/07/05	06/08/05 — 06/07/12	06/07/12
Series 9*	06/08/05 — 09/06/05	09/07/05 — 09/06/12	09/06/12
Series 10*	09/07/05 — 12/05/05	12/06/05 — 12/05/12	12/05/12
Series 11*	12/06/05 — 03/01/06	03/02/06 — 02/28/13	02/28/13
Series 12*	03/02/06 — 06/21/06	06/22/06 — 06/20/13	06/20/13
Series 13*	06/22/06 — 12/20/06	12/21/06 — 12/19/13	12/19/13
Series 14*	12/21/06 — 06/20/07	06/21/07 — 06/19/14	06/19/14

*	Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2008 separate accounts of ILIAC and ING USA and their affiliates held all the shares outstanding of the Series.

In accordance with the original fund prospectuses, Series 1 will liquidate during the fiscal year on the Maturity Date listed above. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As the U.S. generally accepted accounting principles for investment companies are materially consistent with the liquidation basis of accounting, the financial statement for Series 1 has been prepared in conformity with both accounting methods.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.

Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Series’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Series’ Board of Trustees (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Series’ Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Series related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of the time the Series determines its NAV or if the foreign exchange closes prior to the time the Series determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Series’ NAV may not take place contemporaneously with the determination of the prices of securities held by the Series in foreign securities markets. Further, the value of the Series’ assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Series. In calculating the Series’ NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Series closes but before the time that the Series’ NAV in calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Series determines its NAV. In such a case, the Series will use the fair value of such securities as determined under the Series’ valuation procedures. Events after the close of trading on a foreign market that could require the Series to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Series could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Series is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Series to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Series determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Series’ NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

B.	Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C.	Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.

Futures Contracts. The Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.	Distributions to Shareholders. Dividends from net investment income and net realized gains, if any, are declared and paid annually by the Series. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The characteristics of income and gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.	Federal Income Taxes. It is the Series’ policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Series in the event the Series is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series’ custodian sufficient to cover the purchase price.

J.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Series and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and proceeds of sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Series 1	$7,873,680	$29,300,034
Series 2	5,093,095	19,197,705
Series 3	5,703,185	21,695,074
Series 4	15,083,074	25,297,962
Series 5	8,449,725	21,856,131
Series 6	22,098,153	41,346,059
Series 7	15,704,280	29,044,522
Series 8	8,945,345	17,309,678
Series 9	7,582,696	13,586,529
Series 10	22,596,319	28,590,999
Series 11	4,802,445	17,897,445
Series 12	37,812,708	63,388,443
Series 13	159,381,598	197,804,179
Series 14	153,302,413	197,319,001

U.S. government securities not included above were as follows:

	Purchases	Sales
Series 2	$—	4,840,830
Series 3	14,135,882	6,775,556
Series 4	5,370,475	—
Series 5	18,497,028	8,453,695
Series 6	44,055,268	31,983,697
Series 7	30,861,619	23,182,465
Series 8	14,242,286	9,565,550
Series 9	18,971,940	15,815,772
Series 10	5,132,460	—
Series 11	18,984,855	8,525,573
Series 12	13,509,440	—
Series 13	36,211,221	—
Series 14	100,428,025	65,651,752

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATION FEES

Each Series has entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (the “Investment Adviser”). The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

ING Funds sub-advised by ING IM are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment Management fees paid by the funds will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market with respect to assets invested by the funds. For the six months ended June 30, 2008, the Series waived the following amounts, which are not subject to recoupment:

Series 1	$93
Series 2	62
Series 3	80
Series 4	42
Series 5	44
Series 6	53
Series 7	36
Series 8	21
Series 9	16
Series 10	36
Series 11	44
Series 12	27
Series 13	104

The Investment Adviser has engaged ING IM, to serve as sub-adviser to each Series. ING IM is responsible for managing the assets of each Series in accordance with its investment objective and policies, subject to such policies as the Board of the Investment Adviser may determine.

ING Funds Services, LLC (the “Administrator”) acts as the administrator and provides certain administrative and shareholder services necessary for each Series’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V., (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTE 5 — DISTRIBUTION FEES

The Series have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby ING Funds Distributor, LLC (“IFD” or the “Distributor”) is compensated by the Series for expenses incurred in the distribution of each Series’ shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Series’ shares, including expenses

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION FEES (continued)

incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including distribution or shareholder servicing fees (“Servicing Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Series pays the Distributor a Distribution Fee rate of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2008, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

Series	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Accrued Recoupment	Total
Series 1	$39,558	$3,627	$16,485	$948	$60,618
Series 2	29,009	2,660	12,089	2,010	45,768
Series 3	42,783	3,923	17,831	1,108	65,645
Series 4	18,356	1,683	7,650	—	27,689
Series 5	12,318	1,129	5,134	—	18,581
Series 6	25,026	2,295	10,431	—	37,752
Series 7	16,728	1,534	6,972	—	25,234
Series 8	10,828	993	4,514	—	16,335
Series 9	8,026	736	3,345	—	12,107
Series 10	7,272	667	3,030	—	10,969
Series 11	8,407	771	3,503	2,404	15,085
Series 12	15,888	1,472	6,693	—	24,053
Series 13	30,982	2,842	12,916	—	46,740
Series 14	54,552	5,001	22,730	—	82,283

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Series who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy agreement. The Trust has also adopted a deferred compensation plan.

At June 30, 2008, the following indirect, wholly owned subsidiaries of ING Groep owned the following Series:

ING Life Insurance and Annuity Company — Series 1 (16.77%); Series 2 (16.47%); Series 3 (46.34%); Series 4 (8.34%); Series 5 (10.24%); Series 6 (55.30%); Series 7 (51.70%); Series 8 (60.13%); Series 9 (57.84%); Series 10 (56.82%); Series 11 (51.92%); Series 12 (89.11%); Series 13 (46.69%); and Series 14 (20.27%).

ING USA Annuity and Life Insurance Company — Series 1 (79.59%); Series 2 (75.45%); Series 3 (50.81%); Series 4 (83.84%); Series 5 (76.68%); Series 6 (41.81%); Series 7 (40.16%); Series 8 (37.11%); Series 9 (40.69%); Series 10 (36.83%); Series 11 (46.69%); Series 12 (10.71%); Series 13 (52.23%); and Series 14 (71.32%).

ReliaStar Life Insurance Company of New York — Series 2 (8.08%); Series 4 (7.82%); Series 5 (13.08%); Series 7 (8.14%); Series 10 (6.35%); and Series 14 (8.41%).

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2008, the Series had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

Series	Expense	Amount
Series 2	Custody	$9,754
	Professional	16,046
	Postage	7,690
Series 3	Custody	9,909
	Professional	19,096
	Postage	11,925
Series 11	Custody	10,548
	Professional	10,406
Series 14	Professional	7,912
	Legal	8,959
	Postage	8,586

NOTE 8 — EXPENSE LIMITATIONS

ING Investments, LLC has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Series whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses (and “Acquired Fund Fees and Expenses” stemming from investments in other investment companies) to 0.65% during the Offering Period and 1.00% during the Guarantee Period.

The Investment Adviser may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Series’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Adviser are reflected in the Statements of Assets and Liabilities for each Series.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATIONS (continued)

As of June 30, 2008, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2009	2010	2011	Total
Series 1	—	—	$1,935	$1,935
Series 2	—	892	5,955	6,847
Series 3	—	1,622	996	2,618
Series 4	3,050	—	11,071	14,121
Series 5	21,696	266	12,378	34,340
Series 6	—	—	16,795	16,795
Series 7	—	22,451	20,428	42,879
Series 8	14,270	19,858	23,165	57,293
Series 9	38,087	18,636	24,061	80,784
Series 10	19,908	42,196	17,112	79,216
Series 11	11,263	37,886	22,348	71,497
Series 12	647	65,202	36,198	102,047
Series 13	—	41,214	14,538	55,752
Series 14	—	9,082	20,732	29,814

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Series 1
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	1,060,244	423,680
Shares redeemed	(992,294)	(2,393,593)

Net increase (decrease) in shares outstanding	67,950	(1,969,913)

($)
Dividends reinvested	$9,510,392	$4,435,927
Shares redeemed	(9,756,677)	(25,066,654)

Net decrease	$(246,285)	$(20,630,727)

	Series 2
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	633,520	277,916
Shares redeemed	(880,012)	(2,090,858)

Net decrease in shares outstanding	(246,492)	(1,812,942)

($)
Dividends reinvested	$5,847,383	$2,868,092
Shares redeemed	(8,812,829)	(21,655,581)

Net decrease	$(2,965,446)	$(18,787,489)

	Series 3
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	642,296	270,502
Shares redeemed	(1,098,960)	(3,289,095)

Net decrease in shares outstanding	(456,664)	(3,018,593)

($)
Dividends reinvested	$6,255,965	$2,842,976
Shares redeemed	(11,338,238)	(34,492,183)

Net decrease	$(5,082,273)	$(31,649,207)

	Series 4
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	674,210	244,496
Shares redeemed	(508,388)	(1,623,628)

Net increase (decrease) in shares outstanding	165,822	(1,379,132)

($)
Dividends reinvested	$5,899,336	$2,625,885
Shares redeemed	(5,072,766)	(17,510,764)

Net increase (decrease)	$826,570	$(14,884,879)

	Series 5
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	617,990	189,307
Shares redeemed	(335,581)	(669,026)

Net increase (decrease) in shares outstanding	282,409	(479,719)

($)
Dividends reinvested	$4,999,537	$2,103,201
Shares redeemed	(3,276,973)	(7,328,779)

Net increase (decrease)	$1,722,564	$(5,225,578)

	Series 6
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	1,128,841	490,437
Shares redeemed	(756,227)	(1,879,671)

Net increase (decrease) in shares outstanding	372,614	(1,389,234)

($)
Dividends reinvested	$9,425,827	$5,360,481
Shares redeemed	(7,426,082)	(20,568,370)

Net increase (decrease)	$1,999,745	$(15,207,889)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Series 7
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	920,167	260,282
Shares redeemed	(556,498)	(1,781,391)

Net increase (decrease) in shares outstanding	363,669	(1,521,109)

($)
Dividends reinvested	$7,480,960	$2,889,128
Shares redeemed	(5,614,791)	(19,701,052)

Net increase (decrease)	$1,866,169	$(16,811,924)

	Series 8
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	569,782	186,226
Shares redeemed	(349,671)	(1,411,071)

Net increase (decrease) in shares outstanding	220,111	(1,224,845)

($)
Dividends reinvested	$4,660,814	$2,067,107
Shares redeemed	(3,530,822)	(15,615,034)

Net increase (decrease)	$1,129,992	$(13,547,927)

	Series 9
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	471,210	117,242
Shares redeemed	(267,178)	(1,092,828)

Net increase (decrease) in shares outstanding	204,032	(975,586)

($)
Dividends reinvested	$3,788,528	$1,306,080
Shares redeemed	(2,680,219)	(12,134,796)

Net increase (decrease)	$1,108,309	$(10,828,716)

	Series 10
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	366,245	91,271
Shares redeemed	(161,147)	(1,056,385)

Net increase (decrease) in shares outstanding	205,098	(965,114)

($)
Dividends reinvested	$3,087,447	$1,019,500
Shares redeemed	(1,693,235)	(11,598,921)

Net increase (decrease)	$1,394,212	$(10,579,421)

	Series 11
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	486,768	130,703
Shares redeemed	(263,496)	(1,453,053)

Net increase (decrease) in shares outstanding	223,272	(1,322,350)

($)
Dividends reinvested	$3,782,189	$1,428,589
Shares redeemed	(2,554,413)	(15,784,360)

Net increase (decrease)	$1,227,776	$(14,355,771)

	Series 12
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	1,025,925	160,972
Shares redeemed	(1,181,508)	(906,244)

Net decrease in shares outstanding	(155,583)	(745,272)

($)
Dividends reinvested	$8,381,811	$1,893,033
Shares redeemed	(12,161,524)	(10,439,683)

Net decrease	$(3,779,713)	$(8,546,650)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Series 13
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Dividends reinvested	524,906	53,979
Shares redeemed	(485,843)	(3,976,080)

Net increase (decrease) in shares outstanding	39,063	(3,922,101)

($)
Dividends reinvested	$4,986,611	$573,801
Shares redeemed	(5,040,158)	(41,545,317)

Net decrease	$(53,547)	$(40,971,516)

	Series 14
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(Number of Shares)
Shares sold	—	15,094,703
Dividends reinvested	284,164	—
Shares redeemed	(926,230)	(3,139,858)

Net increase (decrease) in shares outstanding	(642,066)	11,954,845

($)
Shares sold	$—	$153,381,979
Dividends reinvested	2,793,337	—
Shares redeemed	(9,488,784)	(32,098,316)

Net increase (decrease)	$(6,695,447)	$121,283,663

NOTE 10 — LINE OF CREDIT

The Series, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon Corporation for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Series utilized the line of credit during the six months ended June 30, 2008:

Series	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Series 11	4	$2,742,500	3.65%
Series 12	1	2,730,000	3.62
Series 13	3	2,250,000	2.95
Series 14	2	2,010,000	2.51

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Series from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Series 1	$3,070,711	$6,439,681	$2,896,853	$1,539,074
Series 2	2,441,072	3,406,311	2,431,274	436,818
Series 3	2,684,136	3,571,829	2,842,976	—
Series 4	2,117,147	3,782,189	1,669,834	956,051
Series 5	1,985,452	3,014,085	840,548	1,262,653
Series 6	3,894,712	5,531,115	2,219,444	3,141,037
Series 7	2,833,666	4,647,294	1,510,025	1,379,103
Series 8	2,305,125	2,355,689	1,559,747	507,360
Series 9	1,862,723	1,925,805	1,026,173	279,907
Series 10	1,613,715	1,473,732	994,663	24,837
Series 11	2,497,083	1,285,106	1,426,566	2,023
Series 12	6,470,662	1,911,149	1,890,392	2,641
Series 13	4,984,752	1,859	571,994	1,807
Series 14	2,792,223	1,114	—	—

The tax-basis components of distributable earnings as of December 31, 2007 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred
Series 1	$3,069,180	$6,438,848	$(532,101)	$—
Series 2	2,439,263	3,405,135	(190,648)	—
Series 3	2,682,260	3,570,680	472,847	—
Series 4	2,115,181	3,781,011	(678,633)	—
Series 5	1,983,287	3,013,211	(1,230,255)	—
Series 6	3,892,869	5,530,340	(1,817,854)	—
Series 7	2,831,723	4,646,416	(1,244,663)	(21,600)
Series 8	2,303,198	2,354,684	(779,351)	(32,499)
Series 9	1,860,682	1,924,849	(641,377)	(103,940)
Series 10	1,611,790	1,472,723	(479,597)	(39,964)
Series 11	2,495,161	1,284,110	(1,013,347)	(226,154)
Series 12	6,468,802	1,910,248	(1,589,574)	(48,936)
Series 13	4,982,736	1,071	(1,028,203)	(7,597)
Series 14	2,791,128	731	331,002	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third partes to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 14 — SUBSEQUENT EVENTS

In August 2008, an affiliate of the Investment Adviser and ING IM made the following payments to the Series to reimburse for certain investment transactions associated with the correction of an allocation between the Equity and Fixed Components of the Series:

Series 1	$254,224
Series 2	341,515
Series 4	278,815
Series 5	353,476
Series 11	221,529

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 19.2%
Advertising: 0.1%
2,300	@	Interpublic Group of Cos., Inc.	$19,780
900		Omnicom Group	40,392

			60,172

Aerospace/Defense: 0.5%
1,350		Boeing Co.	88,721
450		General Dynamics Corp.	37,890
400		Goodrich Corp.	18,984
250		L-3 Communications Holdings, Inc.	22,718
660		Lockheed Martin Corp.	65,116
743		Northrop Grumman Corp.	49,707
200		Raytheon Co.	11,256
200		Rockwell Collins, Inc.	9,592
1,400		United Technologies Corp.	86,380

			390,364

Agriculture: 0.3%
2,750		Altria Group, Inc.	56,540
1,070		Archer-Daniels-Midland Co.	36,113
351	@	Lorillard, Inc.	24,275
2,750		Philip Morris International, Inc.	135,823
280		Reynolds American, Inc.	13,068

			265,819

Airlines: 0.0%
1,200		Southwest Airlines Co.	15,648

			15,648

Apparel: 0.1%
850	@	Coach, Inc.	24,548
690		Nike, Inc.	41,131

Shares			Value

250		Polo Ralph Lauren Corp.	$15,695
200		VF Corp.	14,236

			95,610

Auto Manufacturers: 0.0%
2,813	@	Ford Motor Co.	13,531
650		General Motors Corp.	7,475

			21,006

Auto Parts & Equipment: 0.1%
300	@	Goodyear Tire & Rubber Co.	5,349
1,500		Johnson Controls, Inc.	43,020

			48,369

Banks: 0.7%
6,170		Bank of America Corp.	147,278
2,000		Bank of New York Mellon Corp.	75,660
700		BB&T Corp.	15,939
501		Capital One Financial Corp.	19,043
650		Fifth Third Bancorp.	6,617
200		M&T Bank Corp.	14,108
349		Marshall & Ilsley Corp.	5,350
400		Northern Trust Corp.	27,428
2,036		Regions Financial Corp.	22,213
750		State Street Corp.	47,993
1,500		US Bancorp.	41,835
2,536		Wachovia Corp.	39,384
4,150		Wells Fargo & Co.	98,563
600		Zions Bancorp.	18,894

			580,305

Beverages: 0.4%
200		Anheuser-Busch Cos., Inc.	12,424
3,050		Coca-Cola Co.	158,539
400		Coca-Cola Enterprises, Inc.	6,920
900		Pepsi Bottling Group, Inc.	25,128
1,970		PepsiCo, Inc.	125,272

			328,283

Biotechnology: 0.3%
1,650	@	Amgen, Inc.	77,814
400	@	Biogen Idec, Inc.	22,356
610	@	Celgene Corp.	38,961
150	@	Genzyme Corp.	10,803
1,250	@	Gilead Sciences, Inc.	66,188

			216,122

Chemicals: 0.5%
500		Air Products & Chemicals, Inc.	49,430
1,450		Dow Chemical Co.	50,620
100		Eastman Chemical Co.	6,886
250		Ecolab, Inc.	10,748
1,650		EI Du Pont de Nemours & Co.	70,769
600		Hercules, Inc.	10,158
600		International Flavors & Fragrances, Inc.	23,436
780		Monsanto Co.	98,623
200		PPG Industries, Inc.	11,474
200		Praxair, Inc.	18,848
300		Rohm & Haas Co.	13,932
650		Sigma-Aldrich Corp.	35,009

			399,933

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
200		Consol Energy, Inc.	$22,474
140		Massey Energy Co.	13,125
300		Peabody Energy Corp.	26,415

			62,014

Commercial Services: 0.2%
200	@	Apollo Group, Inc. - Class A	8,852
200		Automatic Data Processing, Inc.	8,380
800		H&R Block, Inc.	17,120
370		McKesson Corp.	20,687
200		Moody’s Corp.	6,888
600		Robert Half International, Inc.	14,382
800		RR Donnelley & Sons Co.	23,752
1,020		Western Union Co.	25,214

			125,275

Computers: 1.0%
450	@	Affiliated Computer Services, Inc.	24,071
1,100	@	Apple, Inc.	184,184
250	@	Cognizant Technology Solutions Corp.	8,128
250	@	Computer Sciences Corp.	11,710
3,550	@	Dell, Inc.	77,674
3,150	@	EMC Corp.	46,274
3,650		Hewlett-Packard Co.	161,367
2,000		International Business Machines Corp.	237,060
450	@	Lexmark International, Inc.	15,044
550	@	NetApp, Inc.	11,913
400	@	Sandisk Corp.	7,480
1,075	@	Sun Microsystems, Inc.	11,696
300	@	Teradata Corp.	6,942

			803,543

Cosmetics/Personal Care: 0.4%
700		Avon Products, Inc.	25,214
550		Colgate-Palmolive Co.	38,005
4,526		Procter & Gamble Co.	275,226

			338,445

Distribution/Wholesale: 0.0%
700		Genuine Parts Co.	27,776

			27,776

Diversified Financial Services: 1.0%
1,450		American Express Co.	54,622
240		Ameriprise Financial, Inc.	9,761
700		Charles Schwab Corp.	14,378
600		CIT Group, Inc.	4,086
7,150		Citigroup, Inc.	119,834
50		CME Group, Inc.	19,160
1,008		Countrywide Financial Corp.	4,284
925		Discover Financial Services	12,182
2,200	@	E*Trade Financial Corp.	6,908
950		Federal Home Loan Mortgage Corporation	15,580
1,500		Federal National Mortgage Association	29,265
650		Goldman Sachs Group, Inc.	113,685
100	@	IntercontinentalExchange, Inc.	11,400
4,789		JPMorgan Chase & Co.	164,311
200		Legg Mason, Inc.	8,714
970		Lehman Brothers Holdings, Inc.	19,216

Shares			Value

1,850		Merrill Lynch & Co., Inc.	$58,664
1,850		Morgan Stanley	66,730
360		NYSE Euronext	18,238
650	@	SLM Corp.	12,578
200		T. Rowe Price Group, Inc.	11,294

			774,890

Electric: 0.7%
1,300	@	AES Corp.	24,973
1,800		American Electric Power Co., Inc.	72,414
1,200		Centerpoint Energy, Inc.	19,260
1,000		Dominion Resources, Inc.	47,490
1,100		DTE Energy Co.	46,684
4,000		Duke Energy Corp.	69,520
1,200		Edison International	61,656
250		Entergy Corp.	30,120
350		Exelon Corp.	31,486
650		FPL Group, Inc.	42,627
1,300		Pepco Holdings, Inc.	33,345
200		PG&E Corp.	7,938
350		PPL Corp.	18,295
400		Public Service Enterprise Group, Inc.	18,372

			524,180

Electrical Components & Equipment: 0.1%
950		Emerson Electric Co.	46,978
400		Molex, Inc.	9,764

			56,742

Electronics: 0.2%
800	@	Agilent Technologies, Inc.	28,432
450		Applera Corp. - Applied Biosystems Group	15,066
700		Jabil Circuit, Inc.	11,487
500		PerkinElmer, Inc.	13,925
850	@	Thermo Electron Corp.	47,371
775	@@	Tyco Electronics Ltd.	27,761
200	@	Waters Corp.	12,900

			156,942

Engineering & Construction: 0.1%
250		Fluor Corp.	46,520
150	@	Jacobs Engineering Group, Inc.	12,105

			58,625

Environmental Control: 0.1%
950	@	Allied Waste Industries, Inc.	11,989
600		Waste Management, Inc.	22,626

			34,615

Food: 0.3%
900		ConAgra Foods, Inc.	17,352
600		General Mills, Inc.	36,462
400		HJ Heinz Co.	19,140
600		Kellogg Co.	28,812
1,551		Kraft Foods, Inc.	44,126
650		Kroger Co.	18,766
2,300		Sara Lee Corp.	28,175
600		Supervalu, Inc.	18,534
400		Sysco Corp.	11,004
400		WM Wrigley Jr. Co.	31,112

			253,483

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Gas: 0.1%
650		Sempra Energy	$36,693

			36,693

Hand/Machine Tools: 0.1%
200		Black & Decker Corp.	11,502
200		Snap-On, Inc.	10,402
250		Stanley Works	11,208

			33,112

Healthcare - Products: 0.7%
650		Baxter International, Inc.	41,561
200		Becton Dickinson & Co.	16,260
2,250	@	Boston Scientific Corp.	27,653
625	@@	Covidien Ltd.	29,931
150		CR Bard, Inc.	13,193
100	@	Intuitive Surgical, Inc.	26,940
3,100		Johnson & Johnson	199,454
1,800		Medtronic, Inc.	93,150
500	@	Patterson Cos., Inc.	14,695
650	@	St. Jude Medical, Inc.	26,572
200		Stryker Corp.	12,576
200	@	Varian Medical Systems, Inc.	10,370
150	@	Zimmer Holdings, Inc.	10,208

			522,563

Healthcare - Services: 0.2%
840		Aetna, Inc.	34,045
330		Cigna Corp.	11,679
200	@	Humana, Inc.	7,954
200	@	Laboratory Corp. of America Holdings	13,926
200		Quest Diagnostics	9,694
1,420		UnitedHealth Group, Inc.	37,275
670	@	WellPoint, Inc.	31,932

			146,505

Home Builders: 0.0%
700		D.R. Horton, Inc.	7,595
500		Lennar Corp.	6,170

			13,765

Household Products/Wares: 0.2%
200		Avery Dennison Corp.	8,786
650		Clorox Co.	33,930
400		Fortune Brands, Inc.	24,964
800		Kimberly-Clark Corp.	47,824

			115,504

Insurance: 0.7%
640	@@	ACE Ltd.	35,258
650		Aflac, Inc.	40,820
680		Allstate Corp.	31,001
3,500		American International Group, Inc.	92,611
200		AON Corp.	9,188
200		Assurant, Inc.	13,192
980		Chubb Corp.	48,030
500		Cincinnati Financial Corp.	12,700
600		Genworth Financial, Inc.	10,686
500		Hartford Financial Services Group, Inc.	32,285
500		Lincoln National Corp.	22,660
183		Loews Corp.	8,583
400		Marsh & McLennan Cos., Inc.	10,620
1,440		Metlife, Inc.	75,989

Shares			Value

620		Progressive Corp.	$11,606
880		Prudential Financial, Inc.	52,571
200		Torchmark Corp.	11,730
1,020		Travelers Cos., Inc.	44,268
700		UnumProvident Corp.	14,315
200	@@	XL Capital Ltd.	4,112

			582,225

Internet: 0.4%
200	@	Akamai Technologies, Inc.	6,958
400	@	Amazon.com, Inc.	29,332
1,450	@	eBay, Inc.	39,629
300	@	Expedia, Inc.	5,514
300	@	Google, Inc. - Class A	157,926
400	@	IAC/InterActiveCorp.	7,712
1,459	@	Symantec Corp.	28,232
1,650	@	Yahoo!, Inc.	34,089

			309,392

Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	5,928
600		Nucor Corp.	44,802
250		United States Steel Corp.	46,195

			96,925

Lodging: 0.0%
250		Starwood Hotels & Resorts Worldwide, Inc.	10,018

			10,018

Machinery - Construction & Mining: 0.1%
1,050		Caterpillar, Inc.	77,511
250	@	Terex Corp.	12,843

			90,354

Machinery - Diversified: 0.1%
200		Cummins, Inc.	13,104
650		Deere & Co.	46,885
200		Manitowoc Co., Inc.	6,506
200		Rockwell Automation, Inc.	8,746

			75,241

Media: 0.5%
400		CBS Corp. - Class B	7,796
650		Clear Channel Communications, Inc.	22,880
3,300		Comcast Corp. - Class A	62,601
1,050	@	DIRECTV Group, Inc.	27,206
3,900		News Corp. - Class A	58,656
4,050		Time Warner, Inc.	59,940
1,050	@	Viacom - Class B	32,067
2,700		Walt Disney Co.	84,240

			355,386

Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	19,274

			19,274

Mining: 0.1%
400		Alcoa, Inc.	14,248
612		Freeport-McMoRan Copper & Gold, Inc.	71,720
400		Newmont Mining Corp.	20,864

			106,832

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: 0.9%
850		3M Co.	$59,152
400		Cooper Industries Ltd.	15,800
950		Dover Corp.	45,952
500		Eaton Corp.	42,485
13,700		General Electric Co.	365,653
1,200		Honeywell International, Inc.	60,336
700		Illinois Tool Works, Inc.	33,257
600		Leggett & Platt, Inc.	10,062
275		Parker Hannifin Corp.	19,613
650		Textron, Inc.	31,155
225	@@	Tyco International Ltd.	9,009

			692,474

Office/Business Equipment: 0.1%
1,100		Pitney Bowes, Inc.	37,510
1,750		Xerox Corp.	23,730

			61,240

Oil & Gas: 2.6%
850		Anadarko Petroleum Corp.	63,614
600		Apache Corp.	83,400
170		Cabot Oil & Gas Corp.	11,514
650		Chesapeake Energy Corp.	42,874
3,176		Chevron Corp.	314,837
2,284		ConocoPhillips	215,587
750		Devon Energy Corp.	90,120
200		ENSCO International, Inc.	16,148
300		EOG Resources, Inc.	39,360
7,700		ExxonMobil Corp.	678,601
400		Hess Corp.	50,476
900		Marathon Oil Corp.	46,683
350		Murphy Oil Corp.	34,318
300	@, @@	Nabors Industries Ltd.	14,769
250		Noble Corp.	16,240
330		Noble Energy, Inc.	33,185
1,250		Occidental Petroleum Corp.	112,325
200		Questar Corp.	14,208
200		Range Resources Corp.	13,108
500	@	Southwestern Energy Co.	23,805
200		Sunoco, Inc.	8,138
439	@	Transocean, Inc.	66,899
550		Valero Energy Corp.	22,649
650		XTO Energy, Inc.	44,532

			2,057,390

Oil & Gas Services: 0.4%
350		Baker Hughes, Inc.	30,569
750		Halliburton Co.	39,803
450	@	National Oilwell Varco, Inc.	39,924
1,500		Schlumberger Ltd.	161,145
200		Smith International, Inc.	16,628
500	@	Weatherford International Ltd.	24,795

			312,864

Packaging & Containers: 0.0%
450		Ball Corp.	21,483

			21,483

Pharmaceuticals: 0.9%
1,550		Abbott Laboratories	82,104
200		Allergan, Inc.	10,410
400		AmerisourceBergen Corp.	15,996
2,350		Bristol-Myers Squibb Co.	48,246
220		Cardinal Health, Inc.	11,348

Shares			Value

1,600		Eli Lilly & Co.	$73,856
420	@	Express Scripts, Inc.	26,342
400	@	Forest Laboratories, Inc.	13,896
927	@	King Pharmaceuticals, Inc.	9,706
600	@	Medco Health Solutions, Inc.	28,320
3,150		Merck & Co., Inc.	118,724
8,200		Pfizer, Inc.	143,254
2,650		Schering-Plough Corp.	52,179
500	@	Watson Pharmaceuticals, Inc.	13,585
1,900		Wyeth	91,124

			739,090

Pipelines: 0.1%
1,100		El Paso Corp.	23,914
1,100		Spectra Energy Corp.	31,614
800		Williams Cos., Inc.	32,248

			87,776

Retail: 1.1%
150		Abercrombie & Fitch Co.	9,402
250	@	Autozone, Inc.	30,253
705		Best Buy Co., Inc.	27,918
600	@	Big Lots, Inc.	18,744
500		Costco Wholesale Corp.	35,070
1,855		CVS Caremark Corp.	73,402
590		Darden Restaurants, Inc.	18,845
750		Family Dollar Stores, Inc.	14,955
400	@	GameStop Corp.	16,160
1,250		Gap, Inc.	20,838
1,620		Home Depot, Inc.	37,940
200		JC Penney Co., Inc.	7,258
1,100		Limited Brands, Inc.	18,535
1,550		Lowe’s Cos., Inc.	32,163
300		Macy’s, Inc.	5,826
1,800		McDonald’s Corp.	101,196
1,035		Staples, Inc.	24,581
950		Target Corp.	44,166
400		Tiffany & Co.	16,300
1,300		TJX Cos., Inc.	40,911
900		Walgreen Co.	29,259
3,500		Wal-Mart Stores, Inc.	196,700
700		Yum! Brands, Inc.	24,563

			844,985

Savings & Loans: 0.0%
650		Hudson City Bancorp., Inc.	10,842
1,149		Washington Mutual, Inc.	5,665

			16,507

Semiconductors: 0.5%
400		Altera Corp.	8,280
500		Analog Devices, Inc.	15,885
1,850		Applied Materials, Inc.	35,317
650	@	Broadcom Corp.	17,739
7,960		Intel Corp.	170,981
400		KLA-Tencor Corp.	16,284
200		Linear Technology Corp.	6,514
1,500	@	LSI Logic Corp.	9,210
200	@	MEMC Electronic Materials, Inc.	12,308
650		National Semiconductor Corp.	13,351
1,000	@	Nvidia Corp.	18,720
650	@	QLogic Corp.	9,484
2,200		Texas Instruments, Inc.	61,952
300		Xilinx, Inc.	7,575

			403,600

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Software: 0.7%
650	@	Adobe Systems, Inc.	$25,604
320	@	Autodesk, Inc.	10,819
200	@	BMC Software, Inc.	7,200
1,000		CA, Inc.	23,090
1,100	@	Compuware Corp.	10,494
250	@	Electronic Arts, Inc.	11,108
200		Fidelity National Information Services, Inc.	7,382
500	@	Fiserv, Inc.	22,685
1,000		IMS Health, Inc.	23,300
11,200		Microsoft Corp.	308,112
5,260	@	Oracle Corp.	110,460

			560,254

Telecommunications: 1.1%
7,575		AT&T, Inc.	255,202
300		CenturyTel, Inc.	10,677
8,100	@	Cisco Systems, Inc.	188,406
2,150		Corning, Inc.	49,558
237		Embarq Corp.	11,203
750	@	JDS Uniphase Corp.	8,520
600	@	Juniper Networks, Inc.	13,308
1,400		Motorola, Inc.	10,276
1,850		Qualcomm, Inc.	82,085
3,000		Qwest Communications International, Inc.	11,790
1,752		Sprint Nextel Corp.	16,644
4,000		Verizon Communications, Inc.	141,600
2,500		Windstream Corp.	30,850

			830,119

Textiles: 0.0%
300		Cintas Corp.	7,953

			7,953

Toys/Games/Hobbies: 0.0%
600		Hasbro, Inc.	21,432

			21,432

Transportation: 0.3%
350		Burlington Northern Santa Fe Corp.	34,962
250		CH Robinson Worldwide, Inc.	13,710
310		CSX Corp.	19,471
250		Expeditors International Washington, Inc.	10,750
200		FedEx Corp.	15,758
200		Norfolk Southern Corp.	12,534
400		Ryder System, Inc.	27,552
400		Union Pacific Corp.	30,200
1,000		United Parcel Service, Inc. - Class B	61,470

			226,407

		Total Common Stock (Cost $16,948,580)	15,035,524

REAL ESTATE INVESTMENT TRUSTS: 0.2%
Apartments: 0.0%
400		Equity Residential	15,308

			15,308

Diversified: 0.0%
200		Vornado Realty Trust	17,600

			17,600

Shares			Value

Health Care: 0.0%
600		HCP, Inc.	$19,086

			19,086

Hotels: 0.1%
1,650		Host Hotels & Resorts, Inc.	22,523

			22,523

Regional Malls: 0.1%
350		General Growth Properties, Inc.	12,261
200		Simon Property Group, Inc.	17,978

			30,239

Storage: 0.0%
200		Public Storage, Inc.	16,158

			16,158

Warehouse/Industrial: 0.0%
400		Prologis	21,740

			21,740

		Total Real Estate Investment Trusts (Cost $156,260)	142,654

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.6%
Federal Home Loan Bank: 17.2%
$13,550,000	Z	1.980%, due 09/12/08	$13,496,423

			13,496,423

Federal Home Loan Mortgage Corporation: 8.2%
6,500,000	^^, Z	2.260%, due 10/15/08	6,457,666

			6,457,666

Other U.S. Agency Obligations: 22.2%
17,600,000	Z	Tennessee Valley Authority, 2.400%, due 11/13/08	17,445,859

			17,445,859

		Total U.S. Government Agency Obligations (Cost $37,268,499)	37,399,948

U.S. TREASURY OBLIGATIONS: 32.2%
U.S. Treasury STRIP: 32.2%
25,371,000	^^	1.870%, due 08/15/08	25,311,805

		Total U.S. Treasury Obligations (Cost $25,287,479)	25,311,805

		Total Long-Term Investments (Cost $79,660,818)	77,889,931

Shares			Value
SHORT-TERM INVESTMENTS: 0.4%
Mutual Fund: 0.1%
75,000	**	ING Institutional Prime Money Market Fund	$75,000

		Total Mutual Fund (Cost $75,000)	75,000

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Repurchase Agreement: 0.3%
$284,000	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $284,019 to be received upon repurchase (Collateralized by $284,800 U.S. Treasury, 3.500%, Market Value plus accrued interest $289,703, due 12/15/09)		$284,000

	Total Repurchase Agreement (Cost $284,000)		284,000

	Total Short-Term Investments (Cost $359,000)		359,000

	Total Investments in Securities (Cost $80,019,818)*	99.6%	$78,248,931
	Other Assets and Liabilities - Net	0.4	291,572

	Net Assets	100.0%	$78,540,503

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $80,736,585.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$53,424
Gross Unrealized Depreciation	(2,541,078)

Net Unrealized Depreciation	$(2,487,654)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$15,253,178	$—
Level 2 — Other Significant Observable Inputs	62,995,753	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$78,248,931	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 15.9%
Advertising: 0.1%
1,500	@	Interpublic Group of Cos., Inc.	$12,900
500		Omnicom Group	22,440

			35,340

Aerospace/Defense: 0.4%
860		Boeing Co.	56,519
200		General Dynamics Corp.	16,840
250		Goodrich Corp.	11,865
150		L-3 Communications Holdings, Inc.	13,631
360		Lockheed Martin Corp.	35,518
458		Northrop Grumman Corp.	30,640
100		Raytheon Co.	5,628
100		Rockwell Collins, Inc.	4,796
880		United Technologies Corp.	54,296

			229,733

Agriculture: 0.3%
1,760		Altria Group, Inc.	36,186
600		Archer-Daniels-Midland Co.	20,250
175	@	Lorillard, Inc.	12,103
1,760		Philip Morris International, Inc.	86,926
190		Reynolds American, Inc.	8,867

			164,332

Airlines: 0.0%
700		Southwest Airlines Co.	9,128

			9,128

Shares			Value

Apparel: 0.1%
560	@	Coach, Inc.	$16,173
480		Nike, Inc.	28,613
50		Polo Ralph Lauren Corp.	3,139
200		VF Corp.	14,236

			62,161

Auto Manufacturers: 0.0%
1,815	@	Ford Motor Co.	8,730
450		General Motors Corp.	5,175

			13,905

Auto Parts & Equipment: 0.0%
300	@	Goodyear Tire & Rubber Co.	5,349
750		Johnson Controls, Inc.	21,510

			26,859

Banks: 0.6%
3,894		Bank of America Corp.	92,950
1,250		Bank of New York Mellon Corp.	47,288
500		BB&T Corp.	11,385
309		Capital One Financial Corp.	11,745
600		Fifth Third Bancorp.	6,108
100		M&T Bank Corp.	7,054
149		Marshall & Ilsley Corp.	2,284
200		Northern Trust Corp.	13,714
1,299		Regions Financial Corp.	14,172
430		State Street Corp.	27,516
1,000		US Bancorp.	27,890
1,539		Wachovia Corp.	23,901
2,570		Wells Fargo & Co.	61,038
300		Zions Bancorp.	9,447

			356,492

Beverages: 0.4%
150		Anheuser-Busch Cos., Inc.	9,318
1,820		Coca-Cola Co.	94,604
200		Coca-Cola Enterprises, Inc.	3,460
630		Pepsi Bottling Group, Inc.	17,590
1,240		PepsiCo, Inc.	78,852

			203,824

Biotechnology: 0.2%
990	@	Amgen, Inc.	46,688
250	@	Biogen Idec, Inc.	13,973
310	@	Celgene Corp.	19,800
100	@	Genzyme Corp.	7,202
800	@	Gilead Sciences, Inc.	42,360

			130,023

Chemicals: 0.4%
300		Air Products & Chemicals, Inc.	29,658
860		Dow Chemical Co.	30,023
100		Eastman Chemical Co.	6,886
100		Ecolab, Inc.	4,299
1,050		EI Du Pont de Nemours & Co.	45,035
300		Hercules, Inc.	5,079
300		International Flavors & Fragrances, Inc.	11,718
550		Monsanto Co.	69,542
140		PPG Industries, Inc.	8,032
100		Praxair, Inc.	9,424
200		Rohm & Haas Co.	9,288
450		Sigma-Aldrich Corp.	24,237

			253,221

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
150		Consol Energy, Inc.	$16,856
90		Massey Energy Co.	8,438
150		Peabody Energy Corp.	13,208

			38,502

Commercial Services: 0.1%
150	@	Apollo Group, Inc. - Class A	6,639
600		H&R Block, Inc.	12,840
210		McKesson Corp.	11,741
130		Moody’s Corp.	4,477
200		Robert Half International, Inc.	4,794
550		RR Donnelley & Sons Co.	16,330
788		Western Union Co.	19,479

			76,300

Computers: 0.9%
250	@	Affiliated Computer Services, Inc.	13,373
750	@	Apple, Inc.	125,580
200	@	Cognizant Technology Solutions Corp.	6,502
150	@	Computer Sciences Corp.	7,026
2,220	@	Dell, Inc.	48,574
1,940	@	EMC Corp.	28,499
2,270		Hewlett-Packard Co.	100,357
1,240		International Business Machines Corp.	146,977
240	@	Lexmark International, Inc.	8,023
300	@	NetApp, Inc.	6,498
200	@	Sandisk Corp.	3,740
750	@	Sun Microsystems, Inc.	8,160
200	@	Teradata Corp.	4,628

			507,937

Cosmetics/Personal Care: 0.4%
450		Avon Products, Inc.	16,209
320		Colgate-Palmolive Co.	22,112
2,787		Procter & Gamble Co.	169,477

			207,798

Distribution/Wholesale: 0.0%
500		Genuine Parts Co.	19,840

			19,840

Diversified Financial Services: 0.8%
890		American Express Co.	33,526
188		Ameriprise Financial, Inc.	7,646
450		Charles Schwab Corp.	9,243
400		CIT Group, Inc.	2,724
4,390		Citigroup, Inc.	73,576
90		CME Group, Inc.	34,487
810		Countrywide Financial Corp.	3,443
565		Discover Financial Services	7,441
1,400	@	E*Trade Financial Corp.	4,396
550		Federal Home Loan Mortgage Corporation	9,020
970		Federal National Mortgage Association	18,925
340		Goldman Sachs Group, Inc.	59,466
100	@	IntercontinentalExchange, Inc.	11,400
2,952		JPMorgan Chase & Co.	101,283
100		Legg Mason, Inc.	4,357
600		Lehman Brothers Holdings, Inc.	11,886
1,160		Merrill Lynch & Co., Inc.	36,784
1,130		Morgan Stanley	40,759
170		NYSE Euronext	8,612

Shares			Value

300	@	SLM Corp.	$5,805
100		T. Rowe Price Group, Inc.	5,647

			490,426

Electric: 0.5%
800	@	AES Corp.	15,368
1,000		American Electric Power Co., Inc.	40,230
700		Centerpoint Energy, Inc.	11,235
600		Dominion Resources, Inc.	28,494
700		DTE Energy Co.	29,708
2,600		Duke Energy Corp.	45,188
700		Edison International	35,966
100		Entergy Corp.	12,048
150		Exelon Corp.	13,494
400		FPL Group, Inc.	26,232
800		Pepco Holdings, Inc.	20,520
200		PG&E Corp.	7,938
150		PPL Corp.	7,841
200		Public Service Enterprise Group, Inc.	9,186

			303,448

Electrical Components & Equipment: 0.1%
570		Emerson Electric Co.	28,187
200		Molex, Inc.	4,882

			33,069

Electronics: 0.2%
530	@	Agilent Technologies, Inc.	18,836
200		Applera Corp. - Applied Biosystems Group	6,696
400		Jabil Circuit, Inc.	6,564
300		PerkinElmer, Inc.	8,355
550	@	Thermo Electron Corp.	30,652
475	@@	Tyco Electronics Ltd.	17,015
150	@	Waters Corp.	9,675

			97,793

Engineering & Construction: 0.1%
100		Fluor Corp.	18,608
150	@	Jacobs Engineering Group, Inc.	12,105

			30,713

Environmental Control: 0.0%
600	@	Allied Waste Industries, Inc.	7,572
400		Waste Management, Inc.	15,084

			22,656

Food: 0.3%
600		ConAgra Foods, Inc.	11,568
350		General Mills, Inc.	21,270
200		HJ Heinz Co.	9,570
500		Kellogg Co.	24,010
863		Kraft Foods, Inc.	24,552
400		Kroger Co.	11,548
1,400		Sara Lee Corp.	17,150
200		Supervalu, Inc.	6,178
200		Sysco Corp.	5,502
200		WM Wrigley Jr. Co.	15,556

			146,904

Gas: 0.0%
400		Sempra Energy	22,580

			22,580

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Hand/Machine Tools: 0.0%
140		Black & Decker Corp.	$8,051
150		Snap-On, Inc.	7,802
200		Stanley Works	8,966

			24,819

Healthcare - Products: 0.5%
410		Baxter International, Inc.	26,215
200		Becton Dickinson & Co.	16,260
1,400	@	Boston Scientific Corp.	17,206
225	@@	Covidien Ltd.	10,775
50		CR Bard, Inc.	4,398
1,870		Johnson & Johnson	120,316
1,100		Medtronic, Inc.	56,925
300	@	Patterson Cos., Inc.	8,817
400	@	St. Jude Medical, Inc.	16,352
150		Stryker Corp.	9,432
200	@	Varian Medical Systems, Inc.	10,370
50	@	Zimmer Holdings, Inc.	3,403

			300,469

Healthcare - Services: 0.2%
470		Aetna, Inc.	19,049
160		Cigna Corp.	5,662
190	@	Humana, Inc.	7,556
150	@	Laboratory Corp. of America Holdings	10,445
200		Quest Diagnostics	9,694
890		UnitedHealth Group, Inc.	23,363
400	@	WellPoint, Inc.	19,064

			94,833

Home Builders: 0.0%
450		D.R. Horton, Inc.	4,883
300		Lennar Corp.	3,702

			8,585

Household Products/Wares: 0.1%
300		Clorox Co.	15,660
200		Fortune Brands, Inc.	12,482
590		Kimberly-Clark Corp.	35,270

			63,412

Insurance: 0.7%
400	@@	ACE Ltd.	22,036
420		Aflac, Inc.	26,376
530		Allstate Corp.	24,163
2,220		American International Group, Inc.	58,741
150		AON Corp.	6,891
200		Assurant, Inc.	13,192
580		Chubb Corp.	28,426
300		Cincinnati Financial Corp.	7,620
400		Genworth Financial, Inc.	7,124
350		Hartford Financial Services Group, Inc.	22,600
200		Lincoln National Corp.	9,064
92		Loews Corp.	4,315
200		Marsh & McLennan Cos., Inc.	5,310
930		Metlife, Inc.	49,076
470		Progressive Corp.	8,798
540		Prudential Financial, Inc.	32,260
190		Torchmark Corp.	11,144
610		Travelers Cos., Inc.	26,474

Shares			Value

450		UnumProvident Corp.	$9,203
200	@@	XL Capital Ltd.	4,112

			376,925

Internet: 0.3%
200	@	Akamai Technologies, Inc.	6,958
200	@	Amazon.com, Inc.	14,666
960	@	eBay, Inc.	26,237
150	@	Expedia, Inc.	2,757
150	@	Google, Inc. - Class A	78,963
200	@	IAC/InterActiveCorp.	3,856
751	@	Symantec Corp.	14,532
950	@	Yahoo!, Inc.	19,627

			167,596

Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	5,928
320		Nucor Corp.	23,894
110		United States Steel Corp.	20,326

			50,148

Lodging: 0.0%
230		Starwood Hotels & Resorts Worldwide, Inc.	9,216

			9,216

Machinery - Construction & Mining: 0.1%
600		Caterpillar, Inc.	44,292
150	@	Terex Corp.	7,706

			51,998

Machinery - Diversified: 0.1%
200		Cummins, Inc.	13,104
400		Deere & Co.	28,852
200		Manitowoc Co., Inc.	6,506
100		Rockwell Automation, Inc.	4,373

			52,835

Media: 0.4%
200		CBS Corp. - Class B	3,898
350		Clear Channel Communications, Inc.	12,320
1,900		Comcast Corp. - Class A	36,043
550	@	DIRECTV Group, Inc.	14,251
2,450		News Corp. - Class A	36,848
2,550		Time Warner, Inc.	37,740
600	@	Viacom - Class B	18,324
1,630		Walt Disney Co.	50,856

			210,280

Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	19,274

			19,274

Mining: 0.1%
150		Alcoa, Inc.	5,343
365		Freeport-McMoRan Copper & Gold, Inc.	42,774
250		Newmont Mining Corp.	13,040

			61,157

Miscellaneous Manufacturing: 0.7%
570		3M Co.	39,666
200		Cooper Industries Ltd.	7,900
550		Dover Corp.	26,604

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
330		Eaton Corp.	$28,040
8,570		General Electric Co.	228,733
760		Honeywell International, Inc.	38,213
350		Illinois Tool Works, Inc.	16,629
400		Leggett & Platt, Inc.	6,708
240		Parker Hannifin Corp.	17,117
350		Textron, Inc.	16,776
175	@@	Tyco International Ltd.	7,007

			433,393

Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	20,460
1,050		Xerox Corp.	14,238

			34,698

Oil & Gas: 2.2%
540		Anadarko Petroleum Corp.	40,414
300		Apache Corp.	41,700
110		Cabot Oil & Gas Corp.	7,450
400		Chesapeake Energy Corp.	26,384
1,963		Chevron Corp.	194,592
1,466		ConocoPhillips	138,376
450		Devon Energy Corp.	54,072
150		ENSCO International, Inc.	12,111
200		EOG Resources, Inc.	26,240
4,770		ExxonMobil Corp.	420,380
200		Hess Corp.	25,238
570		Marathon Oil Corp.	29,566
150		Murphy Oil Corp.	14,708
200	@, @@	Nabors Industries Ltd.	9,846
150		Noble Corp.	9,744
190		Noble Energy, Inc.	19,106
830		Occidental Petroleum Corp.	74,584
150		Questar Corp.	10,656
200		Range Resources Corp.	13,108
300	@	Southwestern Energy Co.	14,283
100		Sunoco, Inc.	4,069
209	@	Transocean, Inc.	31,850
350		Valero Energy Corp.	14,413
300		XTO Energy, Inc.	20,553

			1,253,443

Oil & Gas Services: 0.4%
250		Baker Hughes, Inc.	21,835
500		Halliburton Co.	26,535
300	@	National Oilwell Varco, Inc.	26,616
900		Schlumberger Ltd.	96,687
200		Smith International, Inc.	16,628
300	@	Weatherford International Ltd.	14,877

			203,178

Packaging & Containers: 0.0%
320		Ball Corp.	15,277

			15,277

Pharmaceuticals: 0.8%
1,000		Abbott Laboratories	52,970
150		Allergan, Inc.	7,808
200		AmerisourceBergen Corp.	7,998
1,450		Bristol-Myers Squibb Co.	29,769
130		Cardinal Health, Inc.	6,705
950		Eli Lilly & Co.	43,852
270	@	Express Scripts, Inc.	16,934

Shares			Value

200	@	Forest Laboratories, Inc.	$6,948
416	@	King Pharmaceuticals, Inc.	4,356
300	@	Medco Health Solutions, Inc.	14,160
1,980		Merck & Co., Inc.	74,626
5,140		Pfizer, Inc.	89,796
1,600		Schering-Plough Corp.	31,504
200	@	Watson Pharmaceuticals, Inc.	5,434
1,330		Wyeth	63,787

			456,647

Pipelines: 0.1%
600		El Paso Corp.	13,044
600		Spectra Energy Corp.	17,244
550		Williams Cos., Inc.	22,171

			52,459

Retail: 0.9%
150		Abercrombie & Fitch Co.	9,402
200	@	Autozone, Inc.	24,202
435		Best Buy Co., Inc.	17,226
300	@	Big Lots, Inc.	9,372
330		Costco Wholesale Corp.	23,146
1,053		CVS Caremark Corp.	41,667
310		Darden Restaurants, Inc.	9,901
300		Family Dollar Stores, Inc.	5,982
200	@	GameStop Corp.	8,080
980		Gap, Inc.	16,337
1,010		Home Depot, Inc.	23,654
200		JC Penney Co., Inc.	7,258
600		Limited Brands, Inc.	10,110
1,060		Lowe’s Cos., Inc.	21,995
200		Macy’s, Inc.	3,884
1,200		McDonald’s Corp.	67,464
600		Staples, Inc.	14,250
550		Target Corp.	25,570
200		Tiffany & Co.	8,150
740		TJX Cos., Inc.	23,288
550		Walgreen Co.	17,881
2,190		Wal-Mart Stores, Inc.	123,078
410		Yum! Brands, Inc.	14,387

			526,284

Savings & Loans: 0.0%
400		Hudson City Bancorp., Inc.	6,672
736		Washington Mutual, Inc.	3,628

			10,300

Semiconductors: 0.4%
200		Altera Corp.	4,140
300		Analog Devices, Inc.	9,531
960		Applied Materials, Inc.	18,326
350	@	Broadcom Corp.	9,552
4,960		Intel Corp.	106,541
250		KLA-Tencor Corp.	10,178
200		Linear Technology Corp.	6,514
1,000	@	LSI Logic Corp.	6,140
150	@	MEMC Electronic Materials, Inc.	9,231
390		National Semiconductor Corp.	8,011
600	@	Nvidia Corp.	11,232
400	@	QLogic Corp.	5,836
1,400		Texas Instruments, Inc.	39,424
200		Xilinx, Inc.	5,050

			249,706

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Software: 0.6%
410	@	Adobe Systems, Inc.	$16,150
340	@	Autodesk, Inc.	11,495
150	@	BMC Software, Inc.	5,400
590		CA, Inc.	13,623
700	@	Compuware Corp.	6,678
150	@	Electronic Arts, Inc.	6,665
200		Fidelity National Information Services, Inc.	7,382
300	@	Fiserv, Inc.	13,611
600		IMS Health, Inc.	13,980
6,960		Microsoft Corp.	191,470
3,330	@	Oracle Corp.	69,930

			356,384

Telecommunications: 0.9%
4,811		AT&T, Inc.	162,083
210		CenturyTel, Inc.	7,474
5,210	@	Cisco Systems, Inc.	121,185
1,440		Corning, Inc.	33,192
202		Embarq Corp.	9,549
350	@	JDS Uniphase Corp.	3,976
400	@	Juniper Networks, Inc.	8,872
800		Motorola, Inc.	5,872
1,230		Qualcomm, Inc.	54,575
1,850		Qwest Communications International, Inc.	7,271
1,054		Sprint Nextel Corp.	10,013
2,400		Verizon Communications, Inc.	84,960
1,500		Windstream Corp.	18,510

			527,532

Textiles: 0.0%
200		Cintas Corp.	5,302

			5,302

Toys/Games/Hobbies: 0.0%
400		Hasbro, Inc.	14,288

			14,288

Transportation: 0.2%
150		Burlington Northern Santa Fe Corp.	14,984
150		CH Robinson Worldwide, Inc.	8,226
220		CSX Corp.	13,818
150		Expeditors International Washington, Inc.	6,450
150		FedEx Corp.	11,819
200		Norfolk Southern Corp.	12,534
200		Ryder System, Inc.	13,776
200		Union Pacific Corp.	15,100
600		United Parcel Service, Inc. - Class B	36,882

			133,589

		Total Common Stock (Cost $10,473,144)	9,247,011

REAL ESTATE INVESTMENT TRUSTS: 0.2%
Apartments: 0.0%
200		Equity Residential	7,654

			7,654

Diversified: 0.1%
200		Vornado Realty Trust	17,600

			17,600

Shares			Value

Health Care: 0.0%
200		HCP, Inc.	$6,362

			6,362

Hotels: 0.0%
950		Host Hotels & Resorts, Inc.	12,968

			12,968

Regional Malls: 0.1%
200		General Growth Properties, Inc.	7,006
150		Simon Property Group, Inc.	13,484

			20,490

Storage: 0.0%
100		Public Storage, Inc.	8,079

			8,079

Warehouse/Industrial: 0.0%
150		Prologis	8,153

			8,153

		Total Real Estate Investment Trusts (Cost $88,133)	81,306

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 77.6%
Federal Home Loan Mortgage Corporation: 19.8%
$11,700,000	^^, Z	2.440%, due 03/15/09	$11,498,772

			11,498,772

Federal National Mortgage Association: 45.9%
26,900,000	^^, Z	2.400%, due 12/15/08	26,608,301

			26,608,301

Other U.S. Agency Obligations: 11.9%
7,000,000	^, Z	Resolution Funding Corp., 2.030%, due 01/15/09	6,922,146

			6,922,146

		Total U.S. Government Agency Obligations (Cost $44,826,707)	45,029,219

U.S. TREASURY OBLIGATIONS: 5.6%
U.S. Treasury STRIP: 5.6%
3,281,000	^	1.980%, due 11/15/08	3,256,875

		Total U.S. Treasury Obligations (Cost $3,254,122)	3,256,875

		Total Long-Term Investments (Cost $58,642,106)	57,614,411

Shares			Value
SHORT-TERM INVESTMENTS: 0.9%
Mutual Fund: 0.4%
250,000	**	ING Institutional Prime Money Market Fund	$250,000

		Total Mutual Fund (Cost $250,000)	250,000

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
Repurchase Agreement: 0.5%
$284,000	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $284,019 to be received upon repurchase (Collateralized by $284,800 U.S. Treasury, 3.500%, Market Value plus accrued interest $289,703, due 12/15/09)		$284,000

	Total Repurchase Agreement (Cost $284,000)		284,000

	Total Short-Term Investments (Cost $534,000)		534,000

	Total Investments in Securities (Cost $59,176,106)*	100.2%	$58,148,411
	Other Assets and Liabilities - Net	(0.2)	(99,209)

	Net Assets	100.0%	$58,049,202

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $59,620,359.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$139,810
Gross Unrealized Depreciation	(1,611,758)

Net Unrealized Depreciation	$(1,471,948)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$9,578,317	$—
Level 2 — Other Significant Observable Inputs	48,570,094	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$58,148,411	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 14.4%
Advertising: 0.1%
1,900	@	Interpublic Group of Cos., Inc.	$16,340
620		Omnicom Group	27,826

			44,166

Aerospace/Defense: 0.4%
1,080		Boeing Co.	70,978
300		General Dynamics Corp.	25,260
400		Goodrich Corp.	18,984
150		L-3 Communications Holdings, Inc.	13,631
550		Lockheed Martin Corp.	54,263
520		Northrop Grumman Corp.	34,788
200		Raytheon Co.	11,256
100		Rockwell Collins, Inc.	4,796
1,160		United Technologies Corp.	71,572

			305,528

Agriculture: 0.3%
2,330		Altria Group, Inc.	47,905
830		Archer-Daniels-Midland Co.	28,013
275	@	Lorillard, Inc.	19,019
2,330		Philip Morris International, Inc.	115,079
240		Reynolds American, Inc.	11,201

			221,217

Airlines: 0.0%
1,000		Southwest Airlines Co.	13,040

			13,040

Apparel: 0.1%
720	@	Coach, Inc.	20,794
620		Nike, Inc.	36,958

Shares			Value

100		Polo Ralph Lauren Corp.	$6,278
200		VF Corp.	14,236

			78,266

Auto Manufacturers: 0.0%
2,342	@	Ford Motor Co.	11,265
600		General Motors Corp.	6,900

			18,165

Auto Parts & Equipment: 0.0%
400	@	Goodyear Tire & Rubber Co.	7,132
1,040		Johnson Controls, Inc.	29,827

			36,959

Banks: 0.6%
5,124		Bank of America Corp.	122,310
1,700		Bank of New York Mellon Corp.	64,311
600		BB&T Corp.	13,662
331		Capital One Financial Corp.	12,581
600		Fifth Third Bancorp.	6,108
200		M&T Bank Corp.	14,108
300		Marshall & Ilsley Corp.	4,599
300		Northern Trust Corp.	20,571
1,640		Regions Financial Corp.	17,892
550		State Street Corp.	35,195
1,200		US Bancorp.	33,468
2,129		Wachovia Corp.	33,063
3,380		Wells Fargo & Co.	80,275
400		Zions Bancorp.	12,596

			470,739

Beverages: 0.3%
130		Anheuser-Busch Cos., Inc.	8,076
2,470		Coca-Cola Co.	128,391
300		Coca-Cola Enterprises, Inc.	5,190
680		Pepsi Bottling Group, Inc.	18,986
1,670		PepsiCo, Inc.	106,195

			266,838

Biotechnology: 0.2%
1,300	@	Amgen, Inc.	61,308
300	@	Biogen Idec, Inc.	16,767
460	@	Celgene Corp.	29,380
150	@	Genzyme Corp.	10,803
1,000	@	Gilead Sciences, Inc.	52,950

			171,208

Chemicals: 0.4%
400		Air Products & Chemicals, Inc.	39,544
1,180		Dow Chemical Co.	41,194
100		Eastman Chemical Co.	6,886
100		Ecolab, Inc.	4,299
1,500		EI Du Pont de Nemours & Co.	64,335
500		Hercules, Inc.	8,465
400		International Flavors & Fragrances, Inc.	15,624
620		Monsanto Co.	78,393
70		PPG Industries, Inc.	4,016
100		Praxair, Inc.	9,424
300		Rohm & Haas Co.	13,932
600		Sigma-Aldrich Corp.	32,316

			318,428

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
200		Consol Energy, Inc.	$22,474
90		Massey Energy Co.	8,438
200		Peabody Energy Corp.	17,610

			48,522

Commercial Services: 0.1%
200	@	Apollo Group, Inc. - Class A	8,852
200		Automatic Data Processing, Inc.	8,380
700		H&R Block, Inc.	14,980
300		McKesson Corp.	16,773
200		Moody’s Corp.	6,888
400		Robert Half International, Inc.	9,588
600		RR Donnelley & Sons Co.	17,814
940		Western Union Co.	23,237

			106,512

Computers: 0.8%
300	@	Affiliated Computer Services, Inc.	16,047
900	@	Apple, Inc.	150,696
200	@	Cognizant Technology Solutions Corp.	6,502
250	@	Computer Sciences Corp.	11,710
2,750	@	Dell, Inc.	60,170
2,690	@	EMC Corp.	39,516
3,080		Hewlett-Packard Co.	136,167
1,670		International Business Machines Corp.	197,945
320	@	Lexmark International, Inc.	10,698
400	@	NetApp, Inc.	8,664
200	@	Sandisk Corp.	3,740
800	@	Sun Microsystems, Inc.	8,704
300	@	Teradata Corp.	6,942

			657,501

Cosmetics/Personal Care: 0.3%
600		Avon Products, Inc.	21,612
430		Colgate-Palmolive Co.	29,713
3,672		Procter & Gamble Co.	223,294

			274,619

Distribution/Wholesale: 0.0%
600		Genuine Parts Co.	23,808

			23,808

Diversified Financial Services: 0.7%
1,190		American Express Co.	44,827
378		Ameriprise Financial, Inc.	15,373
650		Charles Schwab Corp.	13,351
450		CIT Group, Inc.	3,065
5,940		Citigroup, Inc.	99,554
30		CME Group, Inc.	11,496
730		Countrywide Financial Corp.	3,103
770		Discover Financial Services	10,141
1,800	@	E*Trade Financial Corp.	5,652
700		Federal Home Loan Mortgage Corporation	11,480
1,090		Federal National Mortgage Association	21,266
460		Goldman Sachs Group, Inc.	80,454
100	@	IntercontinentalExchange, Inc.	11,400
3,974		JPMorgan Chase & Co.	136,348
860		Lehman Brothers Holdings, Inc.	17,037
1,480		Merrill Lynch & Co., Inc.	46,931

Shares			Value

1,540		Morgan Stanley	$55,548
330		NYSE Euronext	16,718
450	@	SLM Corp.	8,708
100		T. Rowe Price Group, Inc.	5,647

			618,099

Electric: 0.5%
1,000	@	AES Corp.	19,210
1,500		American Electric Power Co., Inc.	60,345
1,000		Centerpoint Energy, Inc.	16,050
800		Dominion Resources, Inc.	37,992
800		DTE Energy Co.	33,952
3,400		Duke Energy Corp.	59,092
1,000		Edison International	51,380
200		Entergy Corp.	24,096
300		Exelon Corp.	26,988
500		FPL Group, Inc.	32,790
1,100		Pepco Holdings, Inc.	28,215
200		PG&E Corp.	7,938
300		PPL Corp.	15,681
200		Public Service Enterprise Group, Inc.	9,186

			422,915

Electrical Components & Equipment: 0.1%
820		Emerson Electric Co.	40,549
300		Molex, Inc.	7,323

			47,872

Electronics: 0.2%
770	@	Agilent Technologies, Inc.	27,366
400		Applera Corp. - Applied Biosystems Group	13,392
500		Jabil Circuit, Inc.	8,205
400		PerkinElmer, Inc.	11,140
660	@	Thermo Electron Corp.	36,782
625	@@	Tyco Electronics Ltd.	22,388
200	@	Waters Corp.	12,900

			132,173

Engineering & Construction: 0.0%
100		Fluor Corp.	18,608
100	@	Jacobs Engineering Group, Inc.	8,070

			26,678

Environmental Control: 0.0%
800	@	Allied Waste Industries, Inc.	10,096
500		Waste Management, Inc.	18,855

			28,951

Food: 0.2%
700		ConAgra Foods, Inc.	13,496
500		General Mills, Inc.	30,385
370		HJ Heinz Co.	17,705
500		Kellogg Co.	24,010
1,241		Kraft Foods, Inc.	35,306
600		Kroger Co.	17,322
1,500		Sara Lee Corp.	18,375
500		Supervalu, Inc.	15,445
300		Sysco Corp.	8,253
200		WM Wrigley Jr. Co.	15,556

			195,853

Gas: 0.0%
600		Sempra Energy	33,870

			33,870

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Hand/Machine Tools: 0.0%
100		Black & Decker Corp.	$5,751
90		Snap-On, Inc.	4,681
270		Stanley Works	12,104

			22,536

Healthcare - Products: 0.5%
490		Baxter International, Inc.	31,331
200		Becton Dickinson & Co.	16,260
1,800	@	Boston Scientific Corp.	22,122
325	@@	Covidien Ltd.	15,564
100		CR Bard, Inc.	8,795
2,510		Johnson & Johnson	161,493
1,500		Medtronic, Inc.	77,625
300	@	Patterson Cos., Inc.	8,817
500	@	St. Jude Medical, Inc.	20,440
200		Stryker Corp.	12,576
300	@	Varian Medical Systems, Inc.	15,555
100	@	Zimmer Holdings, Inc.	6,805

			397,383

Healthcare - Services: 0.1%
580		Aetna, Inc.	23,507
280		Cigna Corp.	9,909
300	@	Humana, Inc.	11,931
200	@	Laboratory Corp. of America Holdings	13,926
200		Quest Diagnostics	9,694
1,150		UnitedHealth Group, Inc.	30,188
500	@	WellPoint, Inc.	23,830

			122,985

Home Builders: 0.0%
400		D.R. Horton, Inc.	4,340
700		Lennar Corp.	8,638

			12,978

Household Products/Wares: 0.1%
500		Clorox Co.	26,100
300		Fortune Brands, Inc.	18,723
750		Kimberly-Clark Corp.	44,835

			89,658

Insurance: 0.6%
510	@@	ACE Ltd.	28,096
520		Aflac, Inc.	32,656
600		Allstate Corp.	27,354
2,890		American International Group, Inc.	76,469
200		AON Corp.	9,188
200		Assurant, Inc.	13,192
740		Chubb Corp.	36,267
400		Cincinnati Financial Corp.	10,160
500		Genworth Financial, Inc.	8,905
400		Hartford Financial Services Group, Inc.	25,828
400		Lincoln National Corp.	18,128
92		Loews Corp.	4,315
400		Marsh & McLennan Cos., Inc.	10,620
1,190		Metlife, Inc.	62,796
340		Progressive Corp.	6,365
640		Prudential Financial, Inc.	38,234
180		Torchmark Corp.	10,557
780		Travelers Cos., Inc.	33,852

Shares			Value

500		UnumProvident Corp.	$10,225
200	@@	XL Capital Ltd.	4,112

			467,319

Internet: 0.3%
200	@	Akamai Technologies, Inc.	6,958
300	@	Amazon.com, Inc.	21,999
1,150	@	eBay, Inc.	31,430
300	@	Expedia, Inc.	5,514
300	@	Google, Inc. - Class A	157,926
300	@	IAC/InterActiveCorp.	5,784
1,017	@	Symantec Corp.	19,679
1,400	@	Yahoo!, Inc.	28,924

			278,214

Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	5,928
440		Nucor Corp.	32,855
170		United States Steel Corp.	31,413

			70,196

Lodging: 0.0%
270		Starwood Hotels & Resorts Worldwide, Inc.	10,819

			10,819

Machinery - Construction & Mining: 0.1%
800		Caterpillar, Inc.	59,056
200	@	Terex Corp.	10,274

			69,330

Machinery - Diversified: 0.1%
200		Cummins, Inc.	13,104
500		Deere & Co.	36,065
200		Manitowoc Co., Inc.	6,506
100		Rockwell Automation, Inc.	4,373

			60,048

Media: 0.3%
300		CBS Corp. - Class B	5,847
600		Clear Channel Communications, Inc.	21,120
2,550		Comcast Corp. - Class A	48,374
800	@	DIRECTV Group, Inc.	20,728
3,250		News Corp. - Class A	48,880
3,400		Time Warner, Inc.	50,320
900	@	Viacom - Class B	27,486
2,140		Walt Disney Co.	66,768

			289,523

Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	19,274

			19,274

Mining: 0.1%
400		Alcoa, Inc.	14,248
465		Freeport-McMoRan Copper & Gold, Inc.	54,493
400		Newmont Mining Corp.	20,864

			89,605

Miscellaneous Manufacturing: 0.7%
770		3M Co.	53,584
400		Cooper Industries Ltd.	15,800
800		Dover Corp.	38,696

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
430		Eaton Corp.	$36,537
11,270		General Electric Co.	300,796
1,030		Honeywell International, Inc.	51,788
600		Illinois Tool Works, Inc.	28,506
700		Leggett & Platt, Inc.	11,739
340		Parker Hannifin Corp.	24,249
500		Textron, Inc.	23,965
125	@@	Tyco International Ltd.	5,005

			590,665

Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	23,870
1,400		Xerox Corp.	18,984

			42,854

Oil & Gas: 2.0%
660		Anadarko Petroleum Corp.	49,394
500		Apache Corp.	69,500
110		Cabot Oil & Gas Corp.	7,450
600		Chesapeake Energy Corp.	39,576
2,617		Chevron Corp.	259,423
1,877		ConocoPhillips	177,170
660		Devon Energy Corp.	79,306
200		ENSCO International, Inc.	16,148
300		EOG Resources, Inc.	39,360
6,300		ExxonMobil Corp.	555,219
300		Hess Corp.	37,857
720		Marathon Oil Corp.	37,346
300		Murphy Oil Corp.	29,415
300	@, @@	Nabors Industries Ltd.	14,769
200		Noble Corp.	12,992
240		Noble Energy, Inc.	24,134
1,020		Occidental Petroleum Corp.	91,657
200		Questar Corp.	14,208
200		Range Resources Corp.	13,108
400	@	Southwestern Energy Co.	19,044
200		Sunoco, Inc.	8,138
399	@	Transocean, Inc.	60,804
500		Valero Energy Corp.	20,590
500		XTO Energy, Inc.	34,255

			1,710,863

Oil & Gas Services: 0.3%
300		Baker Hughes, Inc.	26,202
600		Halliburton Co.	31,842
400	@	National Oilwell Varco, Inc.	35,488
1,200		Schlumberger Ltd.	128,916
200		Smith International, Inc.	16,628
400	@	Weatherford International Ltd.	19,836

			258,912

Packaging & Containers: 0.0%
340		Ball Corp.	16,232

			16,232

Pharmaceuticals: 0.7%
1,300		Abbott Laboratories	68,861
200		Allergan, Inc.	10,410
300		AmerisourceBergen Corp.	11,997
1,900		Bristol-Myers Squibb Co.	39,007
140		Cardinal Health, Inc.	7,221
1,300		Eli Lilly & Co.	60,008
320	@	Express Scripts, Inc.	20,070

Shares			Value

300	@	Forest Laboratories, Inc.	$10,422
624	@	King Pharmaceuticals, Inc.	6,533
600	@	Medco Health Solutions, Inc.	28,320
2,640		Merck & Co., Inc.	99,502
6,780		Pfizer, Inc.	118,447
2,150		Schering-Plough Corp.	42,334
200	@	Watson Pharmaceuticals, Inc.	5,434
1,680		Wyeth	80,573

			609,139

Pipelines: 0.1%
900		El Paso Corp.	19,566
900		Spectra Energy Corp.	25,866
870		Williams Cos., Inc.	35,070

			80,502

Retail: 0.8%
200		Abercrombie & Fitch Co.	12,536
200	@	Autozone, Inc.	24,202
525		Best Buy Co., Inc.	20,790
400	@	Big Lots, Inc.	12,496
380		Costco Wholesale Corp.	26,653
1,471		CVS Caremark Corp.	58,207
420		Darden Restaurants, Inc.	13,415
400		Family Dollar Stores, Inc.	7,976
300	@	GameStop Corp.	12,120
1,220		Gap, Inc.	20,337
1,290		Home Depot, Inc.	30,212
200		JC Penney Co., Inc.	7,258
900		Limited Brands, Inc.	15,165
1,280		Lowe’s Cos., Inc.	26,560
300		Macy’s, Inc.	5,826
1,530		McDonald’s Corp.	86,017
805		Staples, Inc.	19,119
760		Target Corp.	35,332
300		Tiffany & Co.	12,225
1,070		TJX Cos., Inc.	33,673
800		Walgreen Co.	26,008
2,870		Wal-Mart Stores, Inc.	161,294
560		Yum! Brands, Inc.	19,650

			687,071

Savings & Loans: 0.0%
600		Hudson City Bancorp., Inc.	10,008
1,023		Washington Mutual, Inc.	5,043

			15,051

Semiconductors: 0.4%
300		Altera Corp.	6,210
400		Analog Devices, Inc.	12,708
1,310		Applied Materials, Inc.	25,008
400	@	Broadcom Corp.	10,916
6,380		Intel Corp.	137,042
300		KLA-Tencor Corp.	12,213
200		Linear Technology Corp.	6,514
1,300	@	LSI Logic Corp.	7,982
200	@	MEMC Electronic Materials, Inc.	12,308
550		National Semiconductor Corp.	11,297
600	@	Nvidia Corp.	11,232
600	@	QLogic Corp.	8,754
1,800		Texas Instruments, Inc.	50,688
300		Xilinx, Inc.	7,575

			320,447

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Software: 0.6%
610	@	Adobe Systems, Inc.	$24,028
450	@	Autodesk, Inc.	15,215
270	@	BMC Software, Inc.	9,720
840		CA, Inc.	19,396
900	@	Compuware Corp.	8,586
200	@	Electronic Arts, Inc.	8,886
200		Fidelity National Information Services, Inc.	7,382
400	@	Fiserv, Inc.	18,148
800		IMS Health, Inc.	18,640
9,220		Microsoft Corp.	253,642
4,430	@	Oracle Corp.	93,030

			476,673

Telecommunications: 0.8%
6,220		AT&T, Inc.	209,552
260		CenturyTel, Inc.	9,253
6,790	@	Cisco Systems, Inc.	157,935
1,870		Corning, Inc.	43,104
281		Embarq Corp.	13,283
600	@	JDS Uniphase Corp.	6,816
400	@	Juniper Networks, Inc.	8,872
1,080		Motorola, Inc.	7,927
1,540		Qualcomm, Inc.	68,330
3,000		Qwest Communications International, Inc.	11,790
1,935		Sprint Nextel Corp.	18,383
3,250		Verizon Communications, Inc.	115,050
2,000		Windstream Corp.	24,680

			694,975

Textiles: 0.0%
300		Cintas Corp.	7,953

			7,953

Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	17,860

			17,860

Transportation: 0.2%
300		Burlington Northern Santa Fe Corp.	29,967
200		CH Robinson Worldwide, Inc.	10,968
320		CSX Corp.	20,099
200		Expeditors International Washington, Inc.	8,600
200		FedEx Corp.	15,758
270		Norfolk Southern Corp.	16,921
200		Ryder System, Inc.	13,776
300		Union Pacific Corp.	22,650
800		United Parcel Service, Inc. - Class B	49,176

			187,915

		Total Common Stock (Cost $13,801,151)	12,278,907

REAL ESTATE INVESTMENT TRUSTS: 0.1%
Apartments: 0.0%
300		Equity Residential	11,481

			11,481

Diversified: 0.0%
200		Vornado Realty Trust	17,600

			17,600

Shares			Value

Health Care: 0.0%
300		HCP, Inc.	$9,543

			9,543

Hotels: 0.0%
1,400		Host Hotels & Resorts, Inc.	19,110

			19,110

Regional Malls: 0.1%
200		General Growth Properties, Inc.	7,006
200		Simon Property Group, Inc.	17,978

			24,984

Storage: 0.0%
100		Public Storage, Inc.	8,079

			8,079

Warehouse/Industrial: 0.0%
300		Prologis	16,305

			16,305

		Total Real Estate Investment Trusts (Cost $118,625)	107,102

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.0%
Federal Home Loan Mortgage Corporation: 40.0%
$31,900,000	^^, Z	2.440%, due 03/15/09	$31,351,344
2,875,000	^, Z	2.480%, due 03/15/09	2,825,553

			34,176,897

Federal National Mortgage Association: 25.7%
2,091,000	^, Z	2.660%, due 06/15/09	2,039,106
20,400,000	^, Z	2.690%, due 06/15/09	19,886,430

			21,925,536

Other U.S. Agency Obligations: 13.3%
11,500,000	^, Z	Resolution Funding Corp., 2.220%, due 04/15/09	11,302,074

			11,302,074

		Total U.S. Government Agency Obligations (Cost $67,246,988)	67,404,507

U.S. TREASURY OBLIGATIONS: 2.9%
U.S. Treasury STRIP: 2.9%
2,517,000	^^	2.000%, due 11/15/08	2,498,309

		Total U.S. Treasury Obligations (Cost $2,494,877)	2,498,309

OTHER BONDS: 3.4%
Sovereign: 3.4%
3,000,000	Z	Israel Trust Certificates, 2.450%, due 05/15/09	2,936,193

		Total Other Bonds (Cost $2,932,033)	2,936,193

		Total Long-Term Investments (Cost $86,593,674)	85,225,018

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

SHORT-TERM INVESTMENTS: 0.4%
Mutual Fund: 0.1%
75,000	**	ING Institutional Prime Money Market Fund	$75,000

		Total Mutual Fund (Cost $75,000)	75,000

Principal Amount			Value

Repurchase Agreement: 0.3%
$237,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $237,016 to be received upon repurchase (Collateralized by $245,000 Federal Home Loan Bank, 4.650%, Market Value plus accrued interest $246,201, due 03/24/15)		$237,000

	Total Repurchase Agreement (Cost $237,000)		237,000

	Total Short-Term Investments (Cost $312,000)		312,000

	Total Investments in Securities (Cost $86,905,674)*	100.2%	$85,537,018
	Other Assets and Liabilities - Net	(0.2)	(174,538)

	Net Assets	100.0%	$85,362,480

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $87,293,178.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$363,179
Gross Unrealized Depreciation	(2,119,339)

Net Unrealized Depreciation	$(1,756,160)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$12,461,009	$—
Level 2 — Other Significant Observable Inputs	73,076,009	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$85,537,018	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 17.7%
Advertising: 0.1%
980	@	Interpublic Group of Cos., Inc.	$8,428
300		Omnicom Group	13,464

			21,892

Aerospace/Defense: 0.4%
570		Boeing Co.	37,460
190		General Dynamics Corp.	15,998
160		Goodrich Corp.	7,594
110		L-3 Communications Holdings, Inc.	9,996
280		Lockheed Martin Corp.	27,625
260		Northrop Grumman Corp.	17,394
80		Raytheon Co.	4,502
80		Rockwell Collins, Inc.	3,837
570		United Technologies Corp.	35,169

			159,575

Agriculture: 0.3%
1,200		Altria Group, Inc.	24,672
400		Archer-Daniels-Midland Co.	13,500
135	@	Lorillard, Inc.	9,337
1,200		Philip Morris International, Inc.	59,268
160		Reynolds American, Inc.	7,467

			114,244

Airlines: 0.0%
520		Southwest Airlines Co.	6,781

			6,781

Apparel: 0.1%
400	@	Coach, Inc.	11,552
340		Nike, Inc.	20,267

Shares			Value

80		Polo Ralph Lauren Corp.	$5,022
80		VF Corp.	5,694

			42,535

Auto Manufacturers: 0.0%
891	@	Ford Motor Co.	4,286
300		General Motors Corp.	3,450

			7,736

Auto Parts & Equipment: 0.1%
160	@	Goodyear Tire & Rubber Co.	2,853
600		Johnson Controls, Inc.	17,208

			20,061

Banks: 0.7%
2,643		Bank of America Corp.	63,088
840		Bank of New York Mellon Corp.	31,777
300		BB&T Corp.	6,831
269		Capital One Financial Corp.	10,225
300		Fifth Third Bancorp.	3,054
80		M&T Bank Corp.	5,643
159		Marshall & Ilsley Corp.	2,437
160		Northern Trust Corp.	10,971
857		Regions Financial Corp.	9,350
330		State Street Corp.	21,117
600		US Bancorp.	16,734
1,036		Wachovia Corp.	16,089
1,740		Wells Fargo & Co.	41,325
220		Zions Bancorp.	6,928

			245,569

Beverages: 0.4%
30		Anheuser-Busch Cos., Inc.	1,864
1,280		Coca-Cola Co.	66,534
160		Coca-Cola Enterprises, Inc.	2,768
380		Pepsi Bottling Group, Inc.	10,610
830		PepsiCo, Inc.	52,780

			134,556

Biotechnology: 0.3%
680	@	Amgen, Inc.	32,069
160	@	Biogen Idec, Inc.	8,942
270	@	Celgene Corp.	17,245
80	@	Genzyme Corp.	5,762
520	@	Gilead Sciences, Inc.	27,534

			91,552

Chemicals: 0.5%
220		Air Products & Chemicals, Inc.	21,749
570		Dow Chemical Co.	19,899
80		Eastman Chemical Co.	5,509
160		Ecolab, Inc.	6,878
760		EI Du Pont de Nemours & Co.	32,596
220		Hercules, Inc.	3,725
220		International Flavors & Fragrances, Inc.	8,593
340		Monsanto Co.	42,990
90		PPG Industries, Inc.	5,163
80		Praxair, Inc.	7,539
160		Rohm & Haas Co.	7,430
300		Sigma-Aldrich Corp.	16,158

			178,229

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
80		Consol Energy, Inc.	$8,990
40		Massey Energy Co.	3,750
80		Peabody Energy Corp.	7,044

			19,784

Commercial Services: 0.1%
80	@	Apollo Group, Inc. - Class A	3,541
80		Automatic Data Processing, Inc.	3,352
380		H&R Block, Inc.	8,132
110		McKesson Corp.	6,150
80		Moody’s Corp.	2,755
160		Robert Half International, Inc.	3,835
380		RR Donnelley & Sons Co.	11,282
380		Western Union Co.	9,394

			48,441

Computers: 1.0%
160	@	Affiliated Computer Services, Inc.	8,558
520	@	Apple, Inc.	87,069
160	@	Cognizant Technology Solutions Corp.	5,202
160	@	Computer Sciences Corp.	7,494
1,360	@	Dell, Inc.	29,757
1,280	@	EMC Corp.	18,803
1,550		Hewlett-Packard Co.	68,526
870		International Business Machines Corp.	103,121
160	@	Lexmark International, Inc.	5,349
160	@	NetApp, Inc.	3,466
160	@	Sandisk Corp.	2,992
465	@	Sun Microsystems, Inc.	5,059
160	@	Teradata Corp.	3,702

			349,098

Cosmetics/Personal Care: 0.4%
300		Avon Products, Inc.	10,806
190		Colgate-Palmolive Co.	13,129
1,917		Procter & Gamble Co.	116,573

			140,508

Distribution/Wholesale: 0.0%
300		Genuine Parts Co.	11,904

			11,904

Diversified Financial Services: 0.9%
600		American Express Co.	22,602
140		Ameriprise Financial, Inc.	5,694
300		Charles Schwab Corp.	6,162
160		CIT Group, Inc.	1,090
3,020		Citigroup, Inc.	50,615
60		CME Group, Inc.	22,991
380		Countrywide Financial Corp.	1,615
300		Discover Financial Services	3,951
900	@	E*Trade Financial Corp.	2,826
460		Federal Home Loan Mortgage Corporation	7,544
650		Federal National Mortgage Association	12,682
270		Goldman Sachs Group, Inc.	47,223
2,048		JPMorgan Chase & Co.	70,267
80		Legg Mason, Inc.	3,486
440		Lehman Brothers Holdings, Inc.	8,716
790		Merrill Lynch & Co., Inc.	25,051
760		Morgan Stanley	27,413

Shares			Value

190		NYSE Euronext	$9,625
270	@	SLM Corp.	5,225
80		T. Rowe Price Group, Inc.	4,518

			339,296

Electric: 0.6%
520	@	AES Corp.	9,989
760		American Electric Power Co., Inc.	30,575
520		Centerpoint Energy, Inc.	8,346
460		Dominion Resources, Inc.	21,845
460		DTE Energy Co.	19,522
1,740		Duke Energy Corp.	30,241
520		Edison International	26,718
80		Entergy Corp.	9,638
160		Exelon Corp.	14,394
220		FPL Group, Inc.	14,428
520		Pepco Holdings, Inc.	13,338
160		PG&E Corp.	6,350
160		PPL Corp.	8,363
160		Public Service Enterprise Group, Inc.	7,349

			221,096

Electrical Components & Equipment: 0.1%
380		Emerson Electric Co.	18,791
160		Molex, Inc.	3,906

			22,697

Electronics: 0.2%
380	@	Agilent Technologies, Inc.	13,505
160		Applera Corp. - Applied Biosystems Group	5,357
300		Jabil Circuit, Inc.	4,923
220		PerkinElmer, Inc.	6,127
380	@	Thermo Electron Corp.	21,177
355	@@	Tyco Electronics Ltd.	12,716
110	@	Waters Corp.	7,095

			70,900

Engineering & Construction: 0.1%
80		Fluor Corp.	14,886
80	@	Jacobs Engineering Group, Inc.	6,456

			21,342

Environmental Control: 0.0%
520	@	Allied Waste Industries, Inc.	6,562
220		Waste Management, Inc.	8,296

			14,858

Food: 0.3%
380		ConAgra Foods, Inc.	7,326
220		General Mills, Inc.	13,369
160		HJ Heinz Co.	7,656
300		Kellogg Co.	14,406
701		Kraft Foods, Inc.	19,943
300		Kroger Co.	8,661
900		Sara Lee Corp.	11,025
160		Supervalu, Inc.	4,942
160		Sysco Corp.	4,402
160		WM Wrigley Jr. Co.	12,445

			104,175

Gas: 0.0%
300		Sempra Energy	16,935

			16,935

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Hand/Machine Tools: 0.0%
40		Black & Decker Corp.	$2,300
80		Snap-On, Inc.	4,161
160		Stanley Works	7,173

			13,634

Healthcare - Products: 0.6%
270		Baxter International, Inc.	17,264
160		Becton Dickinson & Co.	13,008
900	@	Boston Scientific Corp.	11,061
215	@@	Covidien Ltd.	10,296
80		CR Bard, Inc.	7,036
1,280		Johnson & Johnson	82,355
760		Medtronic, Inc.	39,330
220	@	Patterson Cos., Inc.	6,466
300	@	St. Jude Medical, Inc.	12,264
80		Stryker Corp.	5,030
80	@	Varian Medical Systems, Inc.	4,148
80	@	Zimmer Holdings, Inc.	5,444

			213,702

Healthcare - Services: 0.2%
290		Aetna, Inc.	11,754
200		Cigna Corp.	7,078
110	@	Humana, Inc.	4,375
160	@	Laboratory Corp. of America Holdings	11,141
160		Quest Diagnostics	7,755
590		UnitedHealth Group, Inc.	15,488
290	@	WellPoint, Inc.	13,821

			71,412

Home Builders: 0.0%
220		D.R. Horton, Inc.	2,387
220		Lennar Corp.	2,715

			5,102

Household Products/Wares: 0.1%
80		Avery Dennison Corp.	3,514
220		Clorox Co.	11,484
160		Fortune Brands, Inc.	9,986
380		Kimberly-Clark Corp.	22,716

			47,700

Insurance: 0.7%
280	@@	ACE Ltd.	15,425
270		Aflac, Inc.	16,956
370		Allstate Corp.	16,868
1,470		American International Group, Inc.	38,896
160		AON Corp.	7,350
80		Assurant, Inc.	5,277
420		Chubb Corp.	20,584
220		Cincinnati Financial Corp.	5,588
300		Genworth Financial, Inc.	5,343
220		Hartford Financial Services Group, Inc.	14,205
160		Lincoln National Corp.	7,251
72		Loews Corp.	3,377
160		Marsh & McLennan Cos., Inc.	4,248
580		Metlife, Inc.	30,607
280		Progressive Corp.	5,242
340		Prudential Financial, Inc.	20,312
80		Torchmark Corp.	4,692

Shares			Value

440		Travelers Cos., Inc.	$19,096
300		UnumProvident Corp.	6,135

			247,452

Internet: 0.4%
80	@	Akamai Technologies, Inc.	2,783
160	@	Amazon.com, Inc.	11,733
680	@	eBay, Inc.	18,584
160	@	Expedia, Inc.	2,941
160	@	Google, Inc. - Class A	84,227
160	@	IAC/InterActiveCorp.	3,085
622	@	Symantec Corp.	12,036
680	@	Yahoo!, Inc.	14,049

			149,438

Iron/Steel: 0.1%
80		Allegheny Technologies, Inc.	4,742
220		Nucor Corp.	16,427
80		United States Steel Corp.	14,782

			35,951

Lodging: 0.0%
110		Starwood Hotels & Resorts Worldwide, Inc.	4,408

			4,408

Machinery - Construction & Mining: 0.1%
460		Caterpillar, Inc.	33,957
80	@	Terex Corp.	4,110

			38,067

Machinery - Diversified: 0.1%
80		Cummins, Inc.	5,242
300		Deere & Co.	21,639
80		Manitowoc Co., Inc.	2,602
80		Rockwell Automation, Inc.	3,498

			32,981

Media: 0.4%
160		CBS Corp. - Class B	3,118
300		Clear Channel Communications, Inc.	10,560
1,390		Comcast Corp. - Class A	26,368
520	@	DIRECTV Group, Inc.	13,473
1,690		News Corp. - Class A	25,418
1,740		Time Warner, Inc.	25,752
460	@	Viacom - Class B	14,048
1,090		Walt Disney Co.	34,008

			152,745

Metal Fabricate/Hardware: 0.0%
80		Precision Castparts Corp.	7,710

			7,710

Mining: 0.1%
160		Alcoa, Inc.	5,699
271		Freeport-McMoRan Copper & Gold, Inc.	31,758
220		Newmont Mining Corp.	11,475

			48,932

Miscellaneous Manufacturing: 0.8%
380		3M Co.	26,444
220		Cooper Industries Ltd.	8,690
380		Dover Corp.	18,381

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
190		Eaton Corp.	$16,144
5,850		General Electric Co.	156,137
570		Honeywell International, Inc.	28,660
300		Illinois Tool Works, Inc.	14,253
380		Leggett & Platt, Inc.	6,373
160		Parker Hannifin Corp.	11,411
300		Textron, Inc.	14,379
55	@@	Tyco International Ltd.	2,202

			303,074

Office/Business Equipment: 0.1%
460		Pitney Bowes, Inc.	15,686
760		Xerox Corp.	10,306

			25,992

Oil & Gas: 2.4%
380		Anadarko Petroleum Corp.	28,439
220		Apache Corp.	30,580
60		Cabot Oil & Gas Corp.	4,064
300		Chesapeake Energy Corp.	19,788
1,323		Chevron Corp.	131,149
1,015		ConocoPhillips	95,806
300		Devon Energy Corp.	36,048
80		ENSCO International, Inc.	6,459
160		EOG Resources, Inc.	20,992
3,320		ExxonMobil Corp.	292,592
160		Hess Corp.	20,190
380		Marathon Oil Corp.	19,711
160		Murphy Oil Corp.	15,688
160	@, @@	Nabors Industries Ltd.	7,877
80		Noble Corp.	5,197
110		Noble Energy, Inc.	11,062
520		Occidental Petroleum Corp.	46,727
160		Questar Corp.	11,366
80		Range Resources Corp.	5,243
220	@	Southwestern Energy Co.	10,474
80		Sunoco, Inc.	3,255
159	@	Transocean, Inc.	24,230
160		Valero Energy Corp.	6,589
215		XTO Energy, Inc.	14,730

			868,256

Oil & Gas Services: 0.4%
160		Baker Hughes, Inc.	13,974
380		Halliburton Co.	20,167
220	@	National Oilwell Varco, Inc.	19,518
600		Schlumberger Ltd.	64,458
80		Smith International, Inc.	6,651
160	@	Weatherford International Ltd.	7,934

			132,702

Packaging & Containers: 0.0%
220		Ball Corp.	10,503

			10,503

Pharmaceuticals: 0.9%
680		Abbott Laboratories	36,020
80		Allergan, Inc.	4,164
160		AmerisourceBergen Corp.	6,398
980		Bristol-Myers Squibb Co.	20,119
60		Cardinal Health, Inc.	3,095
680		Eli Lilly & Co.	31,389
160	@	Express Scripts, Inc.	10,035

Shares			Value

160	@	Forest Laboratories, Inc.	$5,558
316	@	King Pharmaceuticals, Inc.	3,309
220	@	Medco Health Solutions, Inc.	10,384
1,360		Merck & Co., Inc.	51,258
3,540		Pfizer, Inc.	61,844
1,090		Schering-Plough Corp.	21,462
220	@	Watson Pharmaceuticals, Inc.	5,977
900		Wyeth	43,164

			314,176

Pipelines: 0.1%
460		El Paso Corp.	10,000
380		Spectra Energy Corp.	10,921
410		Williams Cos., Inc.	16,527

			37,448

Retail: 1.0%
80		Abercrombie & Fitch Co.	5,014
80	@	Autozone, Inc.	9,681
275		Best Buy Co., Inc.	10,890
220	@	Big Lots, Inc.	6,873
220		Costco Wholesale Corp.	15,431
823		CVS Caremark Corp.	32,566
190		Darden Restaurants, Inc.	6,069
300		Family Dollar Stores, Inc.	5,982
160	@	GameStop Corp.	6,464
570		Gap, Inc.	9,502
650		Home Depot, Inc.	15,223
80		JC Penney Co., Inc.	2,903
460		Limited Brands, Inc.	7,751
680		Lowe’s Cos., Inc.	14,110
160		Macy’s, Inc.	3,107
790		McDonald’s Corp.	44,414
460		Staples, Inc.	10,925
380		Target Corp.	17,666
160		Tiffany & Co.	6,520
520		TJX Cos., Inc.	16,364
380		Walgreen Co.	12,354
1,500		Wal-Mart Stores, Inc.	84,300
300		Yum! Brands, Inc.	10,527

			354,636

Savings & Loans: 0.0%
300		Hudson City Bancorp., Inc.	5,004
516		Washington Mutual, Inc.	2,544

			7,548

Semiconductors: 0.5%
160		Altera Corp.	3,312
160		Analog Devices, Inc.	5,083
710		Applied Materials, Inc.	13,554
300	@	Broadcom Corp.	8,187
3,320		Intel Corp.	71,314
160		KLA-Tencor Corp.	6,514
160		Linear Technology Corp.	5,211
680	@	LSI Logic Corp.	4,175
160	@	MEMC Electronic Materials, Inc.	9,846
330		National Semiconductor Corp.	6,778
410	@	Nvidia Corp.	7,675
300	@	QLogic Corp.	4,377
900		Texas Instruments, Inc.	25,344
160		Xilinx, Inc.	4,040

			175,410

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Software: 0.7%
340	@	Adobe Systems, Inc.	$13,393
220	@	Autodesk, Inc.	7,438
110	@	BMC Software, Inc.	3,960
410		CA, Inc.	9,467
460	@	Compuware Corp.	4,388
160	@	Electronic Arts, Inc.	7,109
80		Fidelity National Information Services, Inc.	2,953
220	@	Fiserv, Inc.	9,981
460		IMS Health, Inc.	10,718
4,840		Microsoft Corp.	133,148
2,260	@	Oracle Corp.	47,460

			250,015

Telecommunications: 1.0%
3,211		AT&T, Inc.	108,179
190		CenturyTel, Inc.	6,762
3,480	@	Cisco Systems, Inc.	80,945
950		Corning, Inc.	21,898
112		Embarq Corp.	5,294
300	@	JDS Uniphase Corp.	3,408
220	@	Juniper Networks, Inc.	4,880
530		Motorola, Inc.	3,890
840		Qualcomm, Inc.	37,271
1,280		Qwest Communications International, Inc.	5,030
1,026		Sprint Nextel Corp.	9,747
1,660		Verizon Communications, Inc.	58,764
1,060		Windstream Corp.	13,080

			359,148

Textiles: 0.0%
160		Cintas Corp.	4,242

			4,242

Toys/Games/Hobbies: 0.0%
300		Hasbro, Inc.	10,716

			10,716

Transportation: 0.3%
160		Burlington Northern Santa Fe Corp.	15,982
80		CH Robinson Worldwide, Inc.	4,387
140		CSX Corp.	8,793
160		Expeditors International Washington, Inc.	6,880
110		FedEx Corp.	8,667
160		Norfolk Southern Corp.	10,027
160		Ryder System, Inc.	11,021
160		Union Pacific Corp.	12,080
380		United Parcel Service, Inc. - Class B	23,359

			101,196

		Total Common Stock (Cost $7,226,301)	6,428,060

REAL ESTATE INVESTMENT TRUSTS: 0.2%
Apartments: 0.0%
160		Equity Residential	6,123

			6,123

Shares			Value

Diversified: 0.1%
160		Vornado Realty Trust	$14,080

			14,080

Health Care: 0.0%
220		HCP, Inc.	6,998

			6,998

Hotels: 0.0%
680		Host Hotels & Resorts, Inc.	9,282

			9,282

Regional Malls: 0.1%
80		General Growth Properties, Inc.	2,802
80		Simon Property Group, Inc.	7,191

			9,993

Storage: 0.0%
80		Public Storage, Inc.	6,463

			6,463

Warehouse/Industrial: 0.0%
160		Prologis	8,696

			8,696

		Total Real Estate Investment Trusts (Cost $68,099)	61,635

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.2%
Federal National Mortgage Association: 44.3%
$16,500,000	^, Z	2.690%, due 06/15/09	$16,084,619

			16,084,619

Other U.S. Agency Obligations: 14.9%
5,500,000	^, Z	Resolution Funding Corp., 2.220%, due 04/15/09	5,405,340

			5,405,340

		Total U.S. Government Agency Obligations (Cost $21,216,750)	21,489,959

U.S. TREASURY OBLIGATIONS: 22.8%
U.S. Treasury STRIP: 22.8%
8,497,000	^^	1.963%, due 08/15/09	8,269,773

		Total U.S. Treasury Obligations (Cost $8,291,441)	8,269,773

		Total Long-Term Investments (Cost $36,802,591)	36,249,427

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.5%
Repurchase Agreement: 0.5%
161,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.399%, due 07/01/08, $161,011 to be received upon repurchase (Collateralized by $170,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $167,824, due 12/30/08)		$161,000

	Total Short-Term Investments (Cost $161,000)		161,000

	Total Investments in Securities (Cost $36,963,591)*	100.4%	$36,410,427
	Other Assets and Liabilities - Net	(0.4)	(132,471)

	Net Assets	100.0%	$36,277,956

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $37,415,376.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$73,721
Gross Unrealized Depreciation	(1,078,670)

Net Unrealized Depreciation	$(1,004,949)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$6,489,695	$—
Level 2 — Other Significant Observable Inputs	29,920,732	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$36,410,427	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 33.3%
Advertising: 0.1%
1,320	@	Interpublic Group of Cos., Inc.	$11,352
400		Omnicom Group	17,952

			29,304

Aerospace/Defense: 0.8%
780		Boeing Co.	51,262
260		General Dynamics Corp.	21,892
260		Goodrich Corp.	12,340
130		L-3 Communications Holdings, Inc.	11,813
290		Lockheed Martin Corp.	28,611
370		Northrop Grumman Corp.	24,753
80		Raytheon Co.	4,502
80		Rockwell Collins, Inc.	3,837
780		United Technologies Corp.	48,126

			207,136

Agriculture: 0.6%
1,480		Altria Group, Inc.	30,429
550		Archer-Daniels-Midland Co.	18,563
235	@	Lorillard, Inc.	16,253
1,480		Philip Morris International, Inc.	73,097
230		Reynolds American, Inc.	10,734

			149,076

Airlines: 0.0%
700		Southwest Airlines Co.	9,128

			9,128

Apparel: 0.2%
450	@	Coach, Inc.	12,996
350		Nike, Inc.	20,864

Shares			Value

50		Polo Ralph Lauren Corp.	$3,139
180		VF Corp.	12,812

			49,811

Auto Manufacturers: 0.1%
1,520	@	Ford Motor Co.	7,311
440		General Motors Corp.	5,060

			12,371

Auto Parts & Equipment: 0.1%
260	@	Goodyear Tire & Rubber Co.	4,636
820		Johnson Controls, Inc.	23,518

			28,154

Banks: 1.3%
3,383		Bank of America Corp.	80,752
1,110		Bank of New York Mellon Corp.	41,991
360		BB&T Corp.	8,197
256		Capital One Financial Corp.	9,731
360		Fifth Third Bancorp.	3,665
80		M&T Bank Corp.	5,643
179		Marshall & Ilsley Corp.	2,744
260		Northern Trust Corp.	17,828
1,110		Regions Financial Corp.	12,110
380		State Street Corp.	24,316
800		US Bancorp.	22,312
1,425		Wachovia Corp.	22,130
2,240		Wells Fargo & Co.	53,200
310		Zions Bancorp.	9,762

			314,381

Beverages: 0.7%
120		Anheuser-Busch Cos., Inc.	7,454
1,580		Coca-Cola Co.	82,128
260		Coca-Cola Enterprises, Inc.	4,498
530		Pepsi Bottling Group, Inc.	14,798
1,060		PepsiCo, Inc.	67,405

			176,283

Biotechnology: 0.5%
860	@	Amgen, Inc.	40,558
260	@	Biogen Idec, Inc.	14,531
310	@	Celgene Corp.	19,800
90	@	Genzyme Corp.	6,482
680	@	Gilead Sciences, Inc.	36,006

			117,377

Chemicals: 0.8%
260		Air Products & Chemicals, Inc.	25,704
830		Dow Chemical Co.	28,975
80		Eastman Chemical Co.	5,509
80		Ecolab, Inc.	3,439
830		EI Du Pont de Nemours & Co.	35,599
260		Hercules, Inc.	4,402
260		International Flavors & Fragrances, Inc.	10,156
370		Monsanto Co.	46,783
80		PPG Industries, Inc.	4,590
80		Praxair, Inc.	7,539
180		Rohm & Haas Co.	8,359
310		Sigma-Aldrich Corp.	16,697

			197,752

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
80		Consol Energy, Inc.	$8,990
80		Massey Energy Co.	7,500
180		Peabody Energy Corp.	15,849

			32,339

Commercial Services: 0.3%
130	@	Apollo Group, Inc. - Class A	5,754
440		H&R Block, Inc.	9,416
220		McKesson Corp.	12,300
100		Moody’s Corp.	3,444
260		Robert Half International, Inc.	6,232
520		RR Donnelley & Sons Co.	15,439
570		Western Union Co.	14,090

			66,675

Computers: 1.8%
260	@	Affiliated Computer Services, Inc.	13,907
620	@	Apple, Inc.	103,813
180	@	Cognizant Technology Solutions Corp.	5,852
170	@	Computer Sciences Corp.	7,963
1,820	@	Dell, Inc.	39,822
1,570	@	EMC Corp.	23,063
1,970		Hewlett-Packard Co.	87,094
1,070		International Business Machines Corp.	126,827
230	@	Lexmark International, Inc.	7,689
230	@	NetApp, Inc.	4,982
230	@	Sandisk Corp.	4,301
570	@	Sun Microsystems, Inc.	6,202
180	@	Teradata Corp.	4,165

			435,680

Cosmetics/Personal Care: 0.7%
360		Avon Products, Inc.	12,967
260		Colgate-Palmolive Co.	17,966
2,422		Procter & Gamble Co.	147,282

			178,215

Distribution/Wholesale: 0.1%
440		Genuine Parts Co.	17,459

			17,459

Diversified Financial Services: 1.8%
820		American Express Co.	30,889
164		Ameriprise Financial, Inc.	6,670
390		Charles Schwab Corp.	8,011
230		CIT Group, Inc.	1,566
3,800		Citigroup, Inc.	63,688
80		CME Group, Inc.	30,655
440		Countrywide Financial Corp.	1,870
525		Discover Financial Services	6,914
1,240	@	E*Trade Financial Corp.	3,894
490		Federal Home Loan Mortgage Corporation	8,036
830		Federal National Mortgage Association	16,193
320		Goldman Sachs Group, Inc.	55,968
80	@	IntercontinentalExchange, Inc.	9,120
2,490		JPMorgan Chase & Co.	85,432
80		Legg Mason, Inc.	3,486
530		Lehman Brothers Holdings, Inc.	10,499
1,000		Merrill Lynch & Co., Inc.	31,710

Shares			Value

980		Morgan Stanley	$35,349
210		NYSE Euronext	10,639
260	@	SLM Corp.	5,031
80		T. Rowe Price Group, Inc.	4,518

			430,138

Electric: 1.2%
700	@	AES Corp.	13,447
980		American Electric Power Co., Inc.	39,425
700		Centerpoint Energy, Inc.	11,235
620		Dominion Resources, Inc.	29,444
490		DTE Energy Co.	20,796
2,250		Duke Energy Corp.	39,105
620		Edison International	31,856
80		Entergy Corp.	9,638
230		Exelon Corp.	20,691
310		FPL Group, Inc.	20,330
700		Pepco Holdings, Inc.	17,955
180		PG&E Corp.	7,144
180		PPL Corp.	9,409
260		Public Service Enterprise Group, Inc.	11,942

			282,417

Electrical Components & Equipment: 0.1%
520		Emerson Electric Co.	25,714
180		Molex, Inc.	4,394

			30,108

Electronics: 0.4%
520	@	Agilent Technologies, Inc.	18,481
260		Applera Corp. - Applied Biosystems Group	8,705
440		Jabil Circuit, Inc.	7,220
260		PerkinElmer, Inc.	7,241
370	@	Thermo Electron Corp.	20,620
390	@@	Tyco Electronics Ltd.	13,970
170	@	Waters Corp.	10,965

			87,202

Engineering & Construction: 0.1%
80		Fluor Corp.	14,886
80	@	Jacobs Engineering Group, Inc.	6,456

			21,342

Environmental Control: 0.1%
700	@	Allied Waste Industries, Inc.	8,834
260		Waste Management, Inc.	9,805

			18,639

Food: 0.5%
440		ConAgra Foods, Inc.	8,483
290		General Mills, Inc.	17,623
230		HJ Heinz Co.	11,006
360		Kellogg Co.	17,287
819		Kraft Foods, Inc.	23,301
320		Kroger Co.	9,238
1,140		Sara Lee Corp.	13,965
260		Supervalu, Inc.	8,031
260		Sysco Corp.	7,153
180		WM Wrigley Jr. Co.	14,000

			130,087

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Gas: 0.1%
360		Sempra Energy	$20,322

			20,322

Hand/Machine Tools: 0.1%
50		Black & Decker Corp.	2,876
90		Snap-On, Inc.	4,681
140		Stanley Works	6,276

			13,833

Healthcare - Products: 1.1%
360		Baxter International, Inc.	23,018
180		Becton Dickinson & Co.	14,634
1,140	@	Boston Scientific Corp.	14,011
260	@@	Covidien Ltd.	12,451
50		CR Bard, Inc.	4,398
1,630		Johnson & Johnson	104,874
930		Medtronic, Inc.	48,128
260	@	Patterson Cos., Inc.	7,641
260	@	St. Jude Medical, Inc.	10,629
180		Stryker Corp.	11,318
80	@	Varian Medical Systems, Inc.	4,148
80	@	Zimmer Holdings, Inc.	5,444

			260,694

Healthcare - Services: 0.3%
370		Aetna, Inc.	14,996
230		Cigna Corp.	8,140
80	@	Humana, Inc.	3,182
180	@	Laboratory Corp. of America Holdings	12,533
180		Quest Diagnostics	8,725
820		UnitedHealth Group, Inc.	21,525
250	@	WellPoint, Inc.	11,915

			81,016

Home Builders: 0.0%
260		D.R. Horton, Inc.	2,821
440		Lennar Corp.	5,430

			8,251

Household Products/Wares: 0.3%
80		Avery Dennison Corp.	3,514
260		Clorox Co.	13,572
260		Fortune Brands, Inc.	16,227
490		Kimberly-Clark Corp.	29,292

			62,605

Insurance: 1.3%
300	@@	ACE Ltd.	16,527
310		Aflac, Inc.	19,468
380		Allstate Corp.	17,324
1,960		American International Group, Inc.	51,862
130		AON Corp.	5,972
180		Assurant, Inc.	11,873
470		Chubb Corp.	23,035
260		Cincinnati Financial Corp.	6,604
260		Genworth Financial, Inc.	4,631
270		Hartford Financial Services Group, Inc.	17,434
260		Lincoln National Corp.	11,783
72		Loews Corp.	3,377
180		Marsh & McLennan Cos., Inc.	4,779
820		Metlife, Inc.	43,271

Shares			Value

230		Progressive Corp.	$4,306
420		Prudential Financial, Inc.	25,091
110		Torchmark Corp.	6,452
560		Travelers Cos., Inc.	24,304
310		UnumProvident Corp.	6,340
180	@@	XL Capital Ltd.	3,701

			308,134

Internet: 0.9%
180	@	Akamai Technologies, Inc.	6,262
230	@	Amazon.com, Inc.	16,866
830	@	eBay, Inc.	22,684
180	@	Expedia, Inc.	3,308
230	@	Google, Inc. - Class A	121,077
260	@	IAC/InterActiveCorp.	5,013
798	@	Symantec Corp.	15,441
880	@	Yahoo!, Inc.	18,181

			208,832

Iron/Steel: 0.2%
80		Allegheny Technologies, Inc.	4,742
260		Nucor Corp.	19,414
130		United States Steel Corp.	24,021

			48,177

Lodging: 0.0%
220		Starwood Hotels & Resorts Worldwide, Inc.	8,815

			8,815

Machinery - Construction & Mining: 0.2%
570		Caterpillar, Inc.	42,077
180	@	Terex Corp.	9,247

			51,324

Machinery - Diversified: 0.1%
130		Cummins, Inc.	8,518
310		Deere & Co.	22,360
80		Rockwell Automation, Inc.	3,498

			34,376

Media: 0.8%
180		CBS Corp. - Class B	3,508
390		Clear Channel Communications, Inc.	13,728
1,730		Comcast Corp. - Class A	32,818
520	@	DIRECTV Group, Inc.	13,473
2,120		News Corp. - Class A	31,885
2,250		Time Warner, Inc.	33,300
620	@	Viacom - Class B	18,935
1,400		Walt Disney Co.	43,680

			191,327

Metal Fabricate/Hardware: 0.1%
180		Precision Castparts Corp.	17,347

			17,347

Mining: 0.2%
260		Alcoa, Inc.	9,261
281		Freeport-McMoRan Copper & Gold, Inc.	32,930
260		Newmont Mining Corp.	13,562

			55,753

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: 1.5%
480		3M Co.	$33,403
260		Cooper Industries Ltd.	10,270
390		Dover Corp.	18,864
270		Eaton Corp.	22,942
7,480		General Electric Co.	199,641
690		Honeywell International, Inc.	34,693
260		Illinois Tool Works, Inc.	12,353
260		Leggett & Platt, Inc.	4,360
230		Parker Hannifin Corp.	16,404
310		Textron, Inc.	14,858
80	@@	Tyco International Ltd.	3,203

			370,991

Office/Business Equipment: 0.2%
620		Pitney Bowes, Inc.	21,142
1,110		Xerox Corp.	15,052

			36,194

Oil & Gas: 4.6%
450		Anadarko Petroleum Corp.	33,678
260		Apache Corp.	36,140
80		Cabot Oil & Gas Corp.	5,418
360		Chesapeake Energy Corp.	23,746
1,705		Chevron Corp.	169,017
1,271		ConocoPhillips	119,970
400		Devon Energy Corp.	48,064
80		ENSCO International, Inc.	6,459
180		EOG Resources, Inc.	23,616
4,180		ExxonMobil Corp.	368,383
260		Hess Corp.	32,809
500		Marathon Oil Corp.	25,935
260		Murphy Oil Corp.	25,493
180	@, @@	Nabors Industries Ltd.	8,861
130		Noble Corp.	8,445
190		Noble Energy, Inc.	19,106
750		Occidental Petroleum Corp.	67,395
130		Questar Corp.	9,235
80		Range Resources Corp.	5,243
260	@	Southwestern Energy Co.	12,379
80		Sunoco, Inc.	3,255
299	@	Transocean, Inc.	45,565
270		Valero Energy Corp.	11,119
272		XTO Energy, Inc.	18,635

			1,127,966

Oil & Gas Services: 0.7%
260		Baker Hughes, Inc.	22,708
440		Halliburton Co.	23,351
260	@	National Oilwell Varco, Inc.	23,067
830		Schlumberger Ltd.	89,167
80		Smith International, Inc.	6,651
260	@	Weatherford International Ltd.	12,893

			177,837

Packaging & Containers: 0.0%
240		Ball Corp.	11,458

			11,458

Pharmaceuticals: 1.6%
830		Abbott Laboratories	43,965
180		Allergan, Inc.	9,369
260		AmerisourceBergen Corp.	10,397

Shares			Value

1,420		Bristol-Myers Squibb Co.	$29,153
60		Cardinal Health, Inc.	3,095
800		Eli Lilly & Co.	36,928
280	@	Express Scripts, Inc.	17,562
260	@	Forest Laboratories, Inc.	9,032
536	@	King Pharmaceuticals, Inc.	5,612
260	@	Medco Health Solutions, Inc.	12,272
1,590		Merck & Co., Inc.	59,927
4,530		Pfizer, Inc.	79,139
1,370		Schering-Plough Corp.	26,975
180	@	Watson Pharmaceuticals, Inc.	4,891
1,130		Wyeth	54,195

			402,512

Pipelines: 0.2%
620		El Paso Corp.	13,479
520		Spectra Energy Corp.	14,945
430		Williams Cos., Inc.	17,333

			45,757

Retail: 1.8%
130		Abercrombie & Fitch Co.	8,148
80	@	Autozone, Inc.	9,681
245		Best Buy Co., Inc.	9,702
260	@	Big Lots, Inc.	8,122
300		Costco Wholesale Corp.	21,042
866		CVS Caremark Corp.	34,268
220		Darden Restaurants, Inc.	7,027
390		Family Dollar Stores, Inc.	7,777
180	@	GameStop Corp.	7,272
660		Gap, Inc.	11,002
840		Home Depot, Inc.	19,673
620		Limited Brands, Inc.	10,447
820		Lowe’s Cos., Inc.	17,015
180		Macy’s, Inc.	3,496
990		McDonald’s Corp.	55,658
615		Staples, Inc.	14,606
470		Target Corp.	21,850
180		Tiffany & Co.	7,335
610		TJX Cos., Inc.	19,197
520		Walgreen Co.	16,905
1,920		Wal-Mart Stores, Inc.	107,904
420		Yum! Brands, Inc.	14,738

			432,865

Savings & Loans: 0.0%
310		Hudson City Bancorp., Inc.	5,171
666		Washington Mutual, Inc.	3,283

			8,454

Semiconductors: 0.9%
260		Altera Corp.	5,382
180		Analog Devices, Inc.	5,719
890		Applied Materials, Inc.	16,990
310	@	Broadcom Corp.	8,460
4,220		Intel Corp.	90,646
260		KLA-Tencor Corp.	10,585
180		Linear Technology Corp.	5,863
980	@	LSI Logic Corp.	6,017
180	@	MEMC Electronic Materials, Inc.	11,077
390		National Semiconductor Corp.	8,011
545	@	Nvidia Corp.	10,202
440	@	QLogic Corp.	6,420

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Semiconductors: (continued)
1,190		Texas Instruments, Inc.	$33,510
180		Xilinx, Inc.	4,545

			223,427

Software: 1.3%
440	@	Adobe Systems, Inc.	17,332
230	@	Autodesk, Inc.	7,776
160	@	BMC Software, Inc.	5,760
610		CA, Inc.	14,085
620	@	Compuware Corp.	5,915
180	@	Electronic Arts, Inc.	7,997
260	@	Fiserv, Inc.	11,796
620		IMS Health, Inc.	14,446
5,960		Microsoft Corp.	163,960
3,100	@	Oracle Corp.	65,100

			314,167

Telecommunications: 1.8%
4,074		AT&T, Inc.	137,253
190		CenturyTel, Inc.	6,762
4,450	@	Cisco Systems, Inc.	103,507
1,280		Corning, Inc.	29,504
131		Embarq Corp.	6,192
440	@	JDS Uniphase Corp.	4,998
260	@	Juniper Networks, Inc.	5,767
790		Motorola, Inc.	5,799
980		Qualcomm, Inc.	43,483
1,860		Qwest Communications International, Inc.	7,310
913		Sprint Nextel Corp.	8,674
2,120		Verizon Communications, Inc.	75,048
1,320		Windstream Corp.	16,289

			450,586

Textiles: 0.0%
180		Cintas Corp.	4,772

			4,772

Toys/Games/Hobbies: 0.1%
440		Hasbro, Inc.	15,717

			15,717

Transportation: 0.5%
180		Burlington Northern Santa Fe Corp.	17,980
80		CH Robinson Worldwide, Inc.	4,387
260		CSX Corp.	16,331
180		Expeditors International Washington, Inc.	7,740
90		FedEx Corp.	7,091
170		Norfolk Southern Corp.	10,654
180		Ryder System, Inc.	12,398
260		Union Pacific Corp.	19,630
520		United Parcel Service, Inc. - Class B	31,964

			128,175

		Total Common Stock (Cost $8,855,908)	8,142,758

REAL ESTATE INVESTMENT TRUSTS: 0.3%
Apartments: 0.0%
180		Equity Residential	6,889

			6,889

Shares			Value

Diversified: 0.1%
180		Vornado Realty Trust	$15,840

			15,840

Health Care: 0.0%
260		HCP, Inc.	8,271

			8,271

Hotels: 0.0%
880		Host Hotels & Resorts, Inc.	12,012

			12,012

Regional Malls: 0.1%
230		General Growth Properties, Inc.	8,057
80		Simon Property Group, Inc.	7,191

			15,248

Storage: 0.0%
80		Public Storage, Inc.	6,463

			6,463

Warehouse/Industrial: 0.1%
230		Prologis	12,501

			12,501

		Total Real Estate Investment Trusts (Cost $86,820)	77,224

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.3%
Other U.S. Agency Obligations: 15.3%
$4,164,000	Z	Financing Corp., 3.440%, due 10/06/11	$3,737,740

		Total U.S. Government Agency Obligations (Cost $3,774,628)	3,737,740

U.S. TREASURY OBLIGATIONS: 49.9%
U.S. Treasury STRIP: 49.9%
13,353,000	^	2.920%, due 08/15/11	12,197,489

		Total U.S. Treasury Obligations (Cost $12,323,378)	12,197,489

		Total Long-Term Investments (Cost $25,040,734)	24,155,211

Shares			Value
SHORT-TERM INVESTMENTS: 1.1%
Mutual Fund: 0.5%
125,000	**	ING Institutional Prime Money Market Fund	$125,000

		Total Mutual Fund (Cost $125,000)	125,000

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
Repurchase Agreement: 0.6%
$138,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $138,009 to be received upon repurchase (Collateralized by $145,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $143,144, due 12/30/08)		$138,000

	Total Repurchase Agreement (Cost $138,000)		138,000

	Total Short-Term Investments (Cost $263,000)		263,000

	Total Investments in Securities (Cost $25,303,734)*	99.9%	$24,418,211
	Other Assets and Liabilities - Net	0.1	14,637

	Net Assets	100.0%	$24,432,848

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $26,291,179.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$294,472
Gross Unrealized Depreciation	(2,167,440)

Net Unrealized Depreciation	$(1,872,968)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$8,344,982	$—
Level 2 — Other Significant Observable Inputs	16,073,229	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$24,418,211	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 32.2%
Advertising: 0.1%
2,500	@	Interpublic Group of Cos., Inc.	$21,500
902		Omnicom Group	40,482

			61,982

Aerospace/Defense: 0.8%
1,389		Boeing Co.	91,285
400		General Dynamics Corp.	33,680
350		Goodrich Corp.	16,611
249		L-3 Communications Holdings, Inc.	22,627
675		Lockheed Martin Corp.	66,596
809		Northrop Grumman Corp.	54,122
150		Raytheon Co.	8,442
150		Rockwell Collins, Inc.	7,194
1,430		United Technologies Corp.	88,231

			388,788

Agriculture: 0.6%
2,960		Altria Group, Inc.	60,858
1,113		Archer-Daniels-Midland Co.	37,564
401	@	Lorillard, Inc.	27,733
3,060		Philip Morris International, Inc.	151,133
396		Reynolds American, Inc.	18,481

			295,769

Airlines: 0.0%
1,250		Southwest Airlines Co.	16,300

			16,300

Apparel: 0.2%
978	@	Coach, Inc.	28,245
798		Nike, Inc.	47,569

Shares			Value

150		Polo Ralph Lauren Corp.	$9,417
350		VF Corp.	24,913

			110,144

Auto Manufacturers: 0.1%
2,516	@	Ford Motor Co.	12,102
1,000		General Motors Corp.	11,500

			23,602

Auto Parts & Equipment: 0.1%
350	@	Goodyear Tire & Rubber Co.	6,241
1,531		Johnson Controls, Inc.	43,909

			50,150

Banks: 1.3%
6,569		Bank of America Corp.	156,802
2,150		Bank of New York Mellon Corp.	81,335
750		BB&T Corp.	17,078
371		Capital One Financial Corp.	14,102
850		Fifth Third Bancorp.	8,653
250		M&T Bank Corp.	17,635
498		Marshall & Ilsley Corp.	7,634
400		Northern Trust Corp.	27,428
2,160		Regions Financial Corp.	23,566
788		State Street Corp.	50,424
1,600		US Bancorp.	44,624
2,705		Wachovia Corp.	42,009
4,384		Wells Fargo & Co.	104,120
650		Zions Bancorp.	20,469

			615,879

Beverages: 0.7%
155		Anheuser-Busch Cos., Inc.	9,629
3,143		Coca-Cola Co.	163,373
500		Coca-Cola Enterprises, Inc.	8,650
947		Pepsi Bottling Group, Inc.	26,440
2,177		PepsiCo, Inc.	138,435

			346,527

Biotechnology: 0.5%
1,668	@	Amgen, Inc.	78,663
460	@	Biogen Idec, Inc.	25,709
660	@	Celgene Corp.	42,154
162	@	Genzyme Corp.	11,667
1,392	@	Gilead Sciences, Inc.	73,706

			231,899

Chemicals: 0.8%
500		Air Products & Chemicals, Inc.	49,430
1,492		Dow Chemical Co.	52,086
100		Eastman Chemical Co.	6,886
150		Ecolab, Inc.	6,449
1,730		EI Du Pont de Nemours & Co.	74,200
650		Hercules, Inc.	11,005
600		International Flavors & Fragrances, Inc.	23,436
888		Monsanto Co.	112,279
103		PPG Industries, Inc.	5,909
150		Praxair, Inc.	14,136
350		Rohm & Haas Co.	16,254
750		Sigma-Aldrich Corp.	40,395

			412,465

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
250		Consol Energy, Inc.	$28,093
110		Massey Energy Co.	10,313
350		Peabody Energy Corp.	30,818

			69,224

Commercial Services: 0.3%
210	@	Apollo Group, Inc. - Class A	9,295
250		Automatic Data Processing, Inc.	10,475
900		H&R Block, Inc.	19,260
384		McKesson Corp.	21,469
226		Moody’s Corp.	7,783
600		Robert Half International, Inc.	14,382
900		RR Donnelley & Sons Co.	26,721
1,207		Western Union Co.	29,837

			139,222

Computers: 1.7%
400	@	Affiliated Computer Services, Inc.	21,396
1,150	@	Apple, Inc.	192,556
250	@	Cognizant Technology Solutions Corp.	8,128
366	@	Computer Sciences Corp.	17,143
3,423	@	Dell, Inc.	74,895
3,053	@	EMC Corp.	44,849
3,803		Hewlett-Packard Co.	168,131
2,170		International Business Machines Corp.	257,210
377	@	Lexmark International, Inc.	12,603
600	@	NetApp, Inc.	12,996
380	@	Sandisk Corp.	7,106
1,255	@	Sun Microsystems, Inc.	13,654
350	@	Teradata Corp.	8,099

			838,766

Cosmetics/Personal Care: 0.7%
850		Avon Products, Inc.	30,617
508		Colgate-Palmolive Co.	35,103
4,718		Procter & Gamble Co.	286,902

			352,622

Distribution/Wholesale: 0.1%
750		Genuine Parts Co.	29,760

			29,760

Diversified Financial Services: 1.7%
1,498		American Express Co.	56,430
325		Ameriprise Financial, Inc.	13,218
790		Charles Schwab Corp.	16,227
656		CIT Group, Inc.	4,467
7,555		Citigroup, Inc.	126,622
90		CME Group, Inc.	34,487
1,640		Countrywide Financial Corp.	6,970
1,162		Discover Financial Services	15,304
2,600	@	E*Trade Financial Corp.	8,164
730		Federal Home Loan Mortgage Corporation	11,972
1,598		Federal National Mortgage Association	31,177
616		Goldman Sachs Group, Inc.	107,738
100	@	IntercontinentalExchange, Inc.	11,400
5,122		JPMorgan Chase & Co.	175,736
150		Legg Mason, Inc.	6,536
994		Lehman Brothers Holdings, Inc.	19,691

Shares			Value

1,982		Merrill Lynch & Co., Inc.	$62,849
1,925		Morgan Stanley	69,435
380		NYSE Euronext	19,251
398	@	SLM Corp.	7,701
150		T. Rowe Price Group, Inc.	8,471

			813,846

Electric: 1.1%
1,350	@	AES Corp.	25,934
1,650		American Electric Power Co., Inc.	66,380
1,250		Centerpoint Energy, Inc.	20,063
1,150		Dominion Resources, Inc.	54,614
1,150		DTE Energy Co.	48,806
4,250		Duke Energy Corp.	73,865
1,250		Edison International	64,225
250		Entergy Corp.	30,120
350		Exelon Corp.	31,486
650		FPL Group, Inc.	42,627
1,400		Pepco Holdings, Inc.	35,910
350		PG&E Corp.	13,892
350		PPL Corp.	18,295
376		Public Service Enterprise Group, Inc.	17,270

			543,487

Electrical Components & Equipment: 0.1%
1,042		Emerson Electric Co.	51,527
500		Molex, Inc.	12,205

			63,732

Electronics: 0.3%
976	@	Agilent Technologies, Inc.	34,687
400		Applera Corp. - Applied Biosystems Group	13,392
900		Jabil Circuit, Inc.	14,769
500		PerkinElmer, Inc.	13,925
897	@	Thermo Electron Corp.	49,990
850	@@	Tyco Electronics Ltd.	30,447
172	@	Waters Corp.	11,094

			168,304

Engineering & Construction: 0.1%
250		Fluor Corp.	46,520
150	@	Jacobs Engineering Group, Inc.	12,105

			58,625

Environmental Control: 0.1%
1,250	@	Allied Waste Industries, Inc.	15,775
650		Waste Management, Inc.	24,512

			40,287

Food: 0.5%
1,000		ConAgra Foods, Inc.	19,280
546		General Mills, Inc.	33,180
388		HJ Heinz Co.	18,566
650		Kellogg Co.	31,213
1,669		Kraft Foods, Inc.	47,483
452		Kroger Co.	13,049
2,500		Sara Lee Corp.	30,625
500		Supervalu, Inc.	15,445
400		Sysco Corp.	11,004
350		WM Wrigley Jr. Co.	27,223

			247,068

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Gas: 0.1%
750		Sempra Energy	$42,338

			42,338

Hand/Machine Tools: 0.1%
176		Black & Decker Corp.	10,122
309		Snap-On, Inc.	16,071
358		Stanley Works	16,049

			42,242

Healthcare - Products: 1.1%
693		Baxter International, Inc.	44,310
350		Becton Dickinson & Co.	28,455
2,350	@	Boston Scientific Corp.	28,882
600	@@	Covidien Ltd.	28,734
250		CR Bard, Inc.	21,988
100	@	Intuitive Surgical, Inc.	26,940
3,209		Johnson & Johnson	206,467
1,900		Medtronic, Inc.	98,325
500	@	Patterson Cos., Inc.	14,695
650	@	St. Jude Medical, Inc.	26,572
250		Stryker Corp.	15,720
250	@	Varian Medical Systems, Inc.	12,963
120	@	Zimmer Holdings, Inc.	8,166

			562,217

Healthcare - Services: 0.3%
734		Aetna, Inc.	29,749
439		Cigna Corp.	15,536
226	@	Humana, Inc.	8,988
304	@	Laboratory Corp. of America Holdings	21,168
350		Quest Diagnostics	16,965
1,470		UnitedHealth Group, Inc.	38,588
648	@	WellPoint, Inc.	30,884

			161,878

Home Builders: 0.0%
600		D.R. Horton, Inc.	6,510
1,100		Lennar Corp.	13,574

			20,084

Household Products/Wares: 0.2%
150		Avery Dennison Corp.	6,590
600		Clorox Co.	31,320
350		Fortune Brands, Inc.	21,844
1,004		Kimberly-Clark Corp.	60,019

			119,773

Insurance: 1.2%
639	@@	ACE Ltd.	35,203
706		Aflac, Inc.	44,337
914		Allstate Corp.	41,669
3,693		American International Group, Inc.	97,717
330		AON Corp.	15,160
150		Assurant, Inc.	9,894
984		Chubb Corp.	48,226
500		Cincinnati Financial Corp.	12,700
750		Genworth Financial, Inc.	13,358
522		Hartford Financial Services Group, Inc.	33,706
500		Lincoln National Corp.	22,660
133		Loews Corp.	6,238
350		Marsh & McLennan Cos., Inc.	9,293
1,572		Metlife, Inc.	82,954

Shares			Value

532		Progressive Corp.	$9,959
893		Prudential Financial, Inc.	53,348
269		Torchmark Corp.	15,777
1,017		Travelers Cos., Inc.	44,138
600		UnumProvident Corp.	12,270
250	@@	XL Capital Ltd.	5,140

			613,747

Internet: 0.7%
150	@	Akamai Technologies, Inc.	5,219
390	@	Amazon.com, Inc.	28,599
1,664	@	eBay, Inc.	45,477
600	@	Expedia, Inc.	11,028
330	@	Google, Inc. - Class A	173,719
350	@	IAC/InterActiveCorp.	6,748
1,541	@	Symantec Corp.	29,818
1,650	@	Yahoo!, Inc.	34,089

			334,697

Iron/Steel: 0.2%
100		Allegheny Technologies, Inc.	5,928
434		Nucor Corp.	32,407
243		United States Steel Corp.	44,902

			83,237

Lodging: 0.0%
365		Starwood Hotels & Resorts Worldwide, Inc.	14,626

			14,626

Machinery - Construction & Mining: 0.2%
980		Caterpillar, Inc.	72,344
150	@	Terex Corp.	7,706

			80,050

Machinery - Diversified: 0.2%
266		Cummins, Inc.	17,428
690		Deere & Co.	49,770
250		Manitowoc Co., Inc.	8,133
150		Rockwell Automation, Inc.	6,560

			81,891

Media: 0.8%
600		CBS Corp. - Class B	11,694
690		Clear Channel Communications, Inc.	24,288
3,470		Comcast Corp. - Class A	65,826
1,000	@	DIRECTV Group, Inc.	25,910
4,140		News Corp. - Class A	62,266
4,350		Time Warner, Inc.	64,380
1,000	@	Viacom - Class B	30,540
2,864		Walt Disney Co.	89,357

			374,261

Metal Fabricate/Hardware: 0.1%
250		Precision Castparts Corp.	24,093

			24,093

Mining: 0.2%
350		Alcoa, Inc.	12,467
636		Freeport-McMoRan Copper & Gold, Inc.	74,533
500		Newmont Mining Corp.	26,080

			113,080

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: 1.5%
950		3M Co.	$66,111
400		Cooper Industries Ltd.	15,800
900		Dover Corp.	43,533
478		Eaton Corp.	40,616
14,513		General Electric Co.	387,352
1,336		Honeywell International, Inc.	67,174
650		Illinois Tool Works, Inc.	30,882
650		Leggett & Platt, Inc.	10,901
389		Parker Hannifin Corp.	27,743
650		Textron, Inc.	31,155
250	@@	Tyco International Ltd.	10,010

			731,277

Office/Business Equipment: 0.1%
1,000		Pitney Bowes, Inc.	34,100
1,900		Xerox Corp.	25,764

			59,864

Oil & Gas: 4.4%
942		Anadarko Petroleum Corp.	70,499
600		Apache Corp.	83,400
140		Cabot Oil & Gas Corp.	9,482
650		Chesapeake Energy Corp.	42,874
3,331		Chevron Corp.	330,202
2,422		ConocoPhillips	228,613
790		Devon Energy Corp.	94,926
350		ENSCO International, Inc.	28,259
350		EOG Resources, Inc.	45,920
8,195		ExxonMobil Corp.	722,225
400		Hess Corp.	50,476
954		Marathon Oil Corp.	49,484
350		Murphy Oil Corp.	34,318
400	@, @@	Nabors Industries Ltd.	19,692
150		Noble Corp.	9,744
320		Noble Energy, Inc.	32,179
1,314		Occidental Petroleum Corp.	118,076
350		Questar Corp.	24,864
250		Range Resources Corp.	16,385
500	@	Southwestern Energy Co.	23,805
150		Sunoco, Inc.	6,104
409	@	Transocean, Inc.	62,328
566		Valero Energy Corp.	23,308
475		XTO Energy, Inc.	32,542

			2,159,705

Oil & Gas Services: 0.7%
400		Baker Hughes, Inc.	34,936
914		Halliburton Co.	48,506
400	@	National Oilwell Varco, Inc.	35,488
1,540		Schlumberger Ltd.	165,442
250		Smith International, Inc.	20,785
600	@	Weatherford International Ltd.	29,754

			334,911

Packaging & Containers: 0.0%
436		Ball Corp.	20,815

			20,815

Pharmaceuticals: 1.6%
1,690		Abbott Laboratories	89,519
350		Allergan, Inc.	18,218
400		AmerisourceBergen Corp.	15,996
2,400		Bristol-Myers Squibb Co.	49,272

Shares			Value

153		Cardinal Health, Inc.	$7,892
1,600		Eli Lilly & Co.	73,856
420	@	Express Scripts, Inc.	26,342
400	@	Forest Laboratories, Inc.	13,896
927	@	King Pharmaceuticals, Inc.	9,706
600	@	Medco Health Solutions, Inc.	28,320
3,351		Merck & Co., Inc.	126,299
8,785		Pfizer, Inc.	153,474
2,770		Schering-Plough Corp.	54,541
350	@	Watson Pharmaceuticals, Inc.	9,510
2,184		Wyeth	104,745

			781,586

Pipelines: 0.2%
1,150		El Paso Corp.	25,001
900		Spectra Energy Corp.	25,866
1,008		Williams Cos., Inc.	40,632

			91,499

Retail: 1.8%
150		Abercrombie & Fitch Co.	9,402
220	@	Autozone, Inc.	26,622
685		Best Buy Co., Inc.	27,126
400	@	Big Lots, Inc.	12,496
534		Costco Wholesale Corp.	37,455
1,935		CVS Caremark Corp.	76,568
457		Darden Restaurants, Inc.	14,597
540		Family Dollar Stores, Inc.	10,768
400	@	GameStop Corp.	16,160
1,253		Gap, Inc.	20,888
1,691		Home Depot, Inc.	39,603
250		JC Penney Co., Inc.	9,073
1,100		Limited Brands, Inc.	18,535
1,636		Lowe’s Cos., Inc.	33,947
650		Macy’s, Inc.	12,623
1,925		McDonald’s Corp.	108,224
1,032		Staples, Inc.	24,510
954		Target Corp.	44,351
350		Tiffany & Co.	14,263
1,358		TJX Cos., Inc.	42,736
1,000		Walgreen Co.	32,510
3,730		Wal-Mart Stores, Inc.	209,626
702		Yum! Brands, Inc.	24,633

			866,716

Savings & Loans: 0.0%
850		Hudson City Bancorp., Inc.	14,178
1,454		Washington Mutual, Inc.	7,168

			21,346

Semiconductors: 0.9%
350		Altera Corp.	7,245
500		Analog Devices, Inc.	15,885
2,045		Applied Materials, Inc.	39,039
600	@	Broadcom Corp.	16,374
8,264		Intel Corp.	177,511
400		KLA-Tencor Corp.	16,284
250		Linear Technology Corp.	8,143
1,600	@	LSI Logic Corp.	9,824
250	@	MEMC Electronic Materials, Inc.	15,385
641		National Semiconductor Corp.	13,166
1,050	@	Nvidia Corp.	19,656
650	@	QLogic Corp.	9,484

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Semiconductors: (continued)
2,250		Texas Instruments, Inc.	$63,360
400		Xilinx, Inc.	10,100

			421,456

Software: 1.3%
866	@	Adobe Systems, Inc.	34,112
422	@	Autodesk, Inc.	14,268
375	@	BMC Software, Inc.	13,500
1,051		CA, Inc.	24,268
1,350	@	Compuware Corp.	12,879
250	@	Electronic Arts, Inc.	11,108
250		Fidelity National Information Services, Inc.	9,228
500	@	Fiserv, Inc.	22,685
1,000		IMS Health, Inc.	23,300
12,014		Microsoft Corp.	330,505
5,955	@	Oracle Corp.	125,055

			620,908

Telecommunications: 1.8%
7,975		AT&T, Inc.	268,678
358		CenturyTel, Inc.	12,741
8,795	@	Cisco Systems, Inc.	204,572
2,300		Corning, Inc.	53,015
315		Embarq Corp.	14,890
750	@	JDS Uniphase Corp.	8,520
600	@	Juniper Networks, Inc.	13,308
1,613		Motorola, Inc.	11,839
2,034		Qualcomm, Inc.	90,249
3,100		Qwest Communications International, Inc.	12,183
1,852		Sprint Nextel Corp.	17,594
4,183		Verizon Communications, Inc.	148,078
2,600		Windstream Corp.	32,084

			887,751

Textiles: 0.0%
400		Cintas Corp.	10,604

			10,604

Toys/Games/Hobbies: 0.0%
650		Hasbro, Inc.	23,218

			23,218

Transportation: 0.5%
350		Burlington Northern Santa Fe Corp.	34,962
150		CH Robinson Worldwide, Inc.	8,226
364		CSX Corp.	22,863
350		Expeditors International Washington, Inc.	15,050
236		FedEx Corp.	18,594
294		Norfolk Southern Corp.	18,425
350		Ryder System, Inc.	24,108
390		Union Pacific Corp.	29,445
1,000		United Parcel Service, Inc. - Class B	61,470

			233,143

		Total Common Stock (Cost $16,892,131)	15,851,461

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 0.3%
Apartments: 0.0%
350		Equity Residential	$13,395

			13,395

Diversified: 0.1%
350		Vornado Realty Trust	30,800

			30,800

Health Care: 0.0%
400		HCP, Inc.	12,724

			12,724

Hotels: 0.1%
1,650		Host Hotels & Resorts, Inc.	22,523

			22,523

Regional Malls: 0.1%
250		General Growth Properties, Inc.	8,758
250		Simon Property Group, Inc.	22,473

			31,231

Storage: 0.0%
150		Public Storage, Inc.	12,119

			12,119

Warehouse/Industrial: 0.0%
400		Prologis	21,740

			21,740

		Total Real Estate Investment Trusts (Cost $157,410)	144,532

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.5%
Federal Home Loan Mortgage Corporation: 27.4%
$15,000,000	^^, Z	3.330%, due 09/15/11	$13,503,615

			13,503,615

Federal National Mortgage Association: 5.1%
2,840,000	^, Z	3.680%, due 02/12/12	2,502,142

			2,502,142

		Total U.S. Government Agency Obligations (Cost $16,037,238)	16,005,757

U.S. TREASURY OBLIGATIONS: 34.5%
U.S. Treasury STRIP: 34.5%
19,080,000	^	3.190%, due 02/15/12	17,013,413

		Total U.S. Treasury Obligations (Cost $17,351,228)	17,013,413

		Total Long-Term Investments (Cost $50,438,007)	49,015,163

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares				Value

SHORT-TERM INVESTMENTS: 0.2%
Mutual Fund: 0.2%
83,000	**	ING Institutional Prime Money Market Fund		$83,000

		Total Short-Term Investments (Cost $83,000)		83,000

		Total Investments in Securities (Cost $50,521,007)*	99.7%	$49,098,163
		Other Assets and Liabilities - Net	0.3	132,476

		Net Assets	100.0%	$49,230,639

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $52,718,211.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$653,043
Gross Unrealized Depreciation	(4,273,091)

Net Unrealized Depreciation	$(3,620,048)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$16,078,993	$—
Level 2 — Other Significant Observable Inputs	33,019,170	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$49,098,163	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 29.8%
Advertising: 0.1%
1,600	@	Interpublic Group of Cos., Inc.	$13,760
570		Omnicom Group	25,582

			39,342

Aerospace/Defense: 0.8%
960		Boeing Co.	63,091
340		General Dynamics Corp.	28,628
250		Goodrich Corp.	11,865
160		L-3 Communications Holdings, Inc.	14,539
450		Lockheed Martin Corp.	44,397
416		Northrop Grumman Corp.	27,830
200		Raytheon Co.	11,256
940		United Technologies Corp.	57,998

			259,604

Agriculture: 0.6%
1,850		Altria Group, Inc.	38,036
630		Archer-Daniels-Midland Co.	21,263
175	@	Lorillard, Inc.	12,103
1,950		Philip Morris International, Inc.	96,311
290		Reynolds American, Inc.	13,534

			181,247

Airlines: 0.0%
800		Southwest Airlines Co.	10,432

			10,432

Apparel: 0.2%
560	@	Coach, Inc.	16,173
470		Nike, Inc.	28,017

Shares			Value

150		Polo Ralph Lauren Corp.	$9,417
200		VF Corp.	14,236

			67,843

Auto Manufacturers: 0.0%
1,503	@	Ford Motor Co.	7,229
400		General Motors Corp.	4,600

			11,829

Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	3,566
830		Johnson Controls, Inc.	23,804

			27,370

Banks: 1.1%
4,025		Bank of America Corp.	96,077
1,300		Bank of New York Mellon Corp.	49,179
500		BB&T Corp.	11,385
294		Capital One Financial Corp.	11,175
550		Fifth Third Bancorp.	5,599
200		M&T Bank Corp.	14,108
248		Marshall & Ilsley Corp.	3,802
200		Northern Trust Corp.	13,714
1,332		Regions Financial Corp.	14,532
430		State Street Corp.	27,516
1,000		US Bancorp.	27,890
1,646		Wachovia Corp.	25,562
2,760		Wells Fargo & Co.	65,550
350		Zions Bancorp.	11,022

			377,111

Beverages: 0.7%
190		Anheuser-Busch Cos., Inc.	11,803
1,950		Coca-Cola Co.	101,361
300		Coca-Cola Enterprises, Inc.	5,190
610		Pepsi Bottling Group, Inc.	17,031
1,380		PepsiCo, Inc.	87,754

			223,139

Biotechnology: 0.4%
1,020	@	Amgen, Inc.	48,103
270	@	Biogen Idec, Inc.	15,090
310	@	Celgene Corp.	19,800
110	@	Genzyme Corp.	7,922
870	@	Gilead Sciences, Inc.	46,067

			136,982

Chemicals: 0.8%
300		Air Products & Chemicals, Inc.	29,658
960		Dow Chemical Co.	33,514
100		Eastman Chemical Co.	6,886
200		Ecolab, Inc.	8,598
1,140		EI Du Pont de Nemours & Co.	48,895
400		Hercules, Inc.	6,772
300		International Flavors & Fragrances, Inc.	11,718
580		Monsanto Co.	73,335
130		PPG Industries, Inc.	7,458
100		Praxair, Inc.	9,424
200		Rohm & Haas Co.	9,288
400		Sigma-Aldrich Corp.	21,544

			267,090

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
150		Consol Energy, Inc.	$16,856
100		Massey Energy Co.	9,375
150		Peabody Energy Corp.	13,208

			39,439

Commercial Services: 0.3%
210	@	Apollo Group, Inc. - Class A	9,295
200		Automatic Data Processing, Inc.	8,380
600		H&R Block, Inc.	12,840
220		McKesson Corp.	12,300
230		Moody’s Corp.	7,921
350		Robert Half International, Inc.	8,390
500		RR Donnelley & Sons Co.	14,845
790		Western Union Co.	19,529

			93,500

Computers: 1.6%
200	@	Affiliated Computer Services, Inc.	10,698
750	@	Apple, Inc.	125,580
250	@	Cognizant Technology Solutions Corp.	8,128
160	@	Computer Sciences Corp.	7,494
2,150	@	Dell, Inc.	47,042
1,810	@	EMC Corp.	26,589
2,510		Hewlett-Packard Co.	110,967
1,320		International Business Machines Corp.	156,460
280	@	Lexmark International, Inc.	9,360
200	@	NetApp, Inc.	4,332
210	@	Sandisk Corp.	3,927
765	@	Sun Microsystems, Inc.	8,323
200	@	Teradata Corp.	4,628

			523,528

Cosmetics/Personal Care: 0.7%
450		Avon Products, Inc.	16,209
310		Colgate-Palmolive Co.	21,421
2,903		Procter & Gamble Co.	176,531

			214,161

Distribution/Wholesale: 0.1%
500		Genuine Parts Co.	19,840

			19,840

Diversified Financial Services: 1.5%
990		American Express Co.	37,293
284		Ameriprise Financial, Inc.	11,550
480		Charles Schwab Corp.	9,859
530		CIT Group, Inc.	3,609
4,600		Citigroup, Inc.	77,096
40		CME Group, Inc.	15,328
1,220		Countrywide Financial Corp.	5,185
480		Discover Financial Services	6,322
1,600	@	E*Trade Financial Corp.	5,024
560		Federal Home Loan Mortgage Corporation	9,184
950		Federal National Mortgage Association	18,535
390		Goldman Sachs Group, Inc.	68,211
100	@	IntercontinentalExchange, Inc.	11,400
3,104		JPMorgan Chase & Co.	106,498
630		Lehman Brothers Holdings, Inc.	12,480
1,250		Merrill Lynch & Co., Inc.	39,638

Shares			Value

1,260		Morgan Stanley	$45,448
260		NYSE Euronext	13,172
320	@	SLM Corp.	6,192

			502,024

Electric: 1.0%
900	@	AES Corp.	17,289
1,000		American Electric Power Co., Inc.	40,230
800		Centerpoint Energy, Inc.	12,840
600		Dominion Resources, Inc.	28,494
750		DTE Energy Co.	31,830
2,750		Duke Energy Corp.	47,795
800		Edison International	41,104
200		Entergy Corp.	24,096
250		Exelon Corp.	22,490
350		FPL Group, Inc.	22,953
900		Pepco Holdings, Inc.	23,085
200		PG&E Corp.	7,938
250		PPL Corp.	13,068
220		Public Service Enterprise Group, Inc.	10,105

			343,317

Electrical Components & Equipment: 0.1%
620		Emerson Electric Co.	30,659
200		Molex, Inc.	4,882

			35,541

Electronics: 0.3%
510	@	Agilent Technologies, Inc.	18,125
300		Applera Corp. - Applied Biosystems Group	10,044
600		Jabil Circuit, Inc.	9,846
300		PerkinElmer, Inc.	8,355
610	@	Thermo Electron Corp.	33,995
525	@@	Tyco Electronics Ltd.	18,806
210	@	Waters Corp.	13,545

			112,716

Engineering & Construction: 0.1%
200		Fluor Corp.	37,216
100	@	Jacobs Engineering Group, Inc.	8,070

			45,286

Environmental Control: 0.1%
950	@	Allied Waste Industries, Inc.	11,989
300		Waste Management, Inc.	11,313

			23,302

Food: 0.4%
600		ConAgra Foods, Inc.	11,568
300		General Mills, Inc.	18,231
270		HJ Heinz Co.	12,920
350		Kellogg Co.	16,807
940		Kraft Foods, Inc.	26,743
470		Kroger Co.	13,569
1,400		Sara Lee Corp.	17,150
300		Supervalu, Inc.	9,267
300		Sysco Corp.	8,253
150		WM Wrigley Jr. Co.	11,667

			146,175

Gas: 0.1%
450		Sempra Energy	25,403

			25,403

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Hand/Machine Tools: 0.1%
150		Black & Decker Corp.	$8,627
190		Snap-On, Inc.	9,882
220		Stanley Works	9,863

			28,372

Healthcare - Products: 1.0%
430		Baxter International, Inc.	27,494
200		Becton Dickinson & Co.	16,260
1,450	@	Boston Scientific Corp.	17,821
325	@@	Covidien Ltd.	15,564
150		CR Bard, Inc.	13,193
1,990		Johnson & Johnson	128,037
1,200		Medtronic, Inc.	62,100
300	@	Patterson Cos., Inc.	8,817
400	@	St. Jude Medical, Inc.	16,352
150		Stryker Corp.	9,432
200	@	Varian Medical Systems, Inc.	10,370
80	@	Zimmer Holdings, Inc.	5,444

			330,884

Healthcare - Services: 0.3%
460		Aetna, Inc.	18,644
290		Cigna Corp.	10,263
150	@	Humana, Inc.	5,966
180	@	Laboratory Corp. of America Holdings	12,533
200		Quest Diagnostics	9,694
1,010		UnitedHealth Group, Inc.	26,513
480	@	WellPoint, Inc.	22,877

			106,490

Home Builders: 0.0%
600		D.R. Horton, Inc.	6,510
600		Lennar Corp.	7,404

			13,914

Household Products/Wares: 0.2%
200		Avery Dennison Corp.	8,786
400		Clorox Co.	20,880
200		Fortune Brands, Inc.	12,482
560		Kimberly-Clark Corp.	33,477

			75,625

Insurance: 1.2%
460	@@	ACE Ltd.	25,341
400		Aflac, Inc.	25,120
500		Allstate Corp.	22,795
2,350		American International Group, Inc.	62,181
220		AON Corp.	10,107
150		Assurant, Inc.	9,894
640		Chubb Corp.	31,366
200		Cincinnati Financial Corp.	5,080
500		Genworth Financial, Inc.	8,905
340		Hartford Financial Services Group, Inc.	21,954
300		Lincoln National Corp.	13,596
92		Loews Corp.	4,315
350		Marsh & McLennan Cos., Inc.	9,293
930		Metlife, Inc.	49,076
320		Progressive Corp.	5,990
490		Prudential Financial, Inc.	29,273
160		Torchmark Corp.	9,384
640		Travelers Cos., Inc.	27,776

Shares			Value

500		UnumProvident Corp.	$10,225
200	@@	XL Capital Ltd.	4,112

			385,783

Internet: 0.6%
200	@	Akamai Technologies, Inc.	6,958
270	@	Amazon.com, Inc.	19,799
1,000	@	eBay, Inc.	27,330
250	@	Expedia, Inc.	4,595
210	@	Google, Inc. - Class A	110,548
200	@	IAC/InterActiveCorp.	3,856
825	@	Symantec Corp.	15,964
1,000	@	Yahoo!, Inc.	20,660

			209,710

Iron/Steel: 0.2%
100		Allegheny Technologies, Inc.	5,928
260		Nucor Corp.	19,414
160		United States Steel Corp.	29,565

			54,907

Lodging: 0.0%
170		Starwood Hotels & Resorts Worldwide, Inc.	6,812

			6,812

Machinery - Construction & Mining: 0.2%
620		Caterpillar, Inc.	45,768
200	@	Terex Corp.	10,274

			56,042

Machinery - Diversified: 0.1%
160		Cummins, Inc.	10,483
360		Deere & Co.	25,967
200		Manitowoc Co., Inc.	6,506
100		Rockwell Automation, Inc.	4,373

			47,329

Media: 0.7%
200		CBS Corp. - Class B	3,898
480		Clear Channel Communications, Inc.	16,896
2,080		Comcast Corp. - Class A	39,458
850	@	DIRECTV Group, Inc.	22,024
2,550		News Corp. - Class A	38,352
2,650		Time Warner, Inc.	39,220
600	@	Viacom - Class B	18,324
1,750		Walt Disney Co.	54,600

			232,772

Metal Fabricate/Hardware: 0.1%
200		Precision Castparts Corp.	19,274

			19,274

Mining: 0.2%
250		Alcoa, Inc.	8,905
368		Freeport-McMoRan Copper & Gold, Inc.	43,126
250		Newmont Mining Corp.	13,040

			65,071

Miscellaneous Manufacturing: 1.4%
530		3M Co.	36,883
300		Cooper Industries Ltd.	11,850
600		Dover Corp.	29,022

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
330		Eaton Corp.	$28,040
8,950		General Electric Co.	238,876
860		Honeywell International, Inc.	43,241
500		Illinois Tool Works, Inc.	23,755
400		Leggett & Platt, Inc.	6,708
240		Parker Hannifin Corp.	17,117
250		Textron, Inc.	11,983
225	@@	Tyco International Ltd.	9,009

			456,484

Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	20,460
1,200		Xerox Corp.	16,272

			36,732

Oil & Gas: 4.1%
570		Anadarko Petroleum Corp.	42,659
350		Apache Corp.	48,650
130		Cabot Oil & Gas Corp.	8,805
450		Chesapeake Energy Corp.	29,682
2,095		Chevron Corp.	207,677
1,512		ConocoPhillips	142,718
530		Devon Energy Corp.	63,685
150		ENSCO International, Inc.	12,111
200		EOG Resources, Inc.	26,240
5,010		ExxonMobil Corp.	441,531
250		Hess Corp.	31,548
530		Marathon Oil Corp.	27,491
200		Murphy Oil Corp.	19,610
200	@, @@	Nabors Industries Ltd.	9,846
150		Noble Corp.	9,744
210		Noble Energy, Inc.	21,118
880		Occidental Petroleum Corp.	79,077
150		Questar Corp.	10,656
200		Range Resources Corp.	13,108
300	@	Southwestern Energy Co.	14,283
200		Sunoco, Inc.	8,138
289	@	Transocean, Inc.	44,041
280		Valero Energy Corp.	11,530
337		XTO Energy, Inc.	23,088

			1,347,036

Oil & Gas Services: 0.6%
250		Baker Hughes, Inc.	21,835
470		Halliburton Co.	24,943
300	@	National Oilwell Varco, Inc.	26,616
960		Schlumberger Ltd.	103,133
200		Smith International, Inc.	16,628
300	@	Weatherford International Ltd.	14,877

			208,032

Packaging & Containers: 0.1%
330		Ball Corp.	15,754

			15,754

Pharmaceuticals: 1.5%
970		Abbott Laboratories	51,381
250		Allergan, Inc.	13,013
300		AmerisourceBergen Corp.	11,997
1,500		Bristol-Myers Squibb Co.	30,795
170		Cardinal Health, Inc.	8,769
950		Eli Lilly & Co.	43,852
270	@	Express Scripts, Inc.	16,934

Shares			Value

300	@	Forest Laboratories, Inc.	$10,422
518	@	King Pharmaceuticals, Inc.	5,423
300	@	Medco Health Solutions, Inc.	14,160
2,020		Merck & Co., Inc.	76,134
5,370		Pfizer, Inc.	93,814
1,690		Schering-Plough Corp.	33,276
200	@	Watson Pharmaceuticals, Inc.	5,434
1,320		Wyeth	63,307

			478,711

Pipelines: 0.2%
700		El Paso Corp.	15,218
600		Spectra Energy Corp.	17,244
630		Williams Cos., Inc.	25,395

			57,857

Retail: 1.7%
150		Abercrombie & Fitch Co.	9,402
170	@	Autozone, Inc.	20,572
505		Best Buy Co., Inc.	19,998
300	@	Big Lots, Inc.	9,372
340		Costco Wholesale Corp.	23,848
1,187		CVS Caremark Corp.	46,970
280		Darden Restaurants, Inc.	8,943
550		Family Dollar Stores, Inc.	10,967
200	@	GameStop Corp.	8,080
900		Gap, Inc.	15,003
970		Home Depot, Inc.	22,717
200		JC Penney Co., Inc.	7,258
700		Limited Brands, Inc.	11,795
1,030		Lowe’s Cos., Inc.	21,373
400		Macy’s, Inc.	7,768
1,250		McDonald’s Corp.	70,275
585		Staples, Inc.	13,894
570		Target Corp.	26,499
200		Tiffany & Co.	8,150
830		TJX Cos., Inc.	26,120
650		Walgreen Co.	21,132
2,220		Wal-Mart Stores, Inc.	124,764
480		Yum! Brands, Inc.	16,843

			551,743

Savings & Loans: 0.0%
400		Hudson City Bancorp., Inc.	6,672
875		Washington Mutual, Inc.	4,314

			10,986

Semiconductors: 0.8%
200		Altera Corp.	4,140
200		Analog Devices, Inc.	6,354
1,250		Applied Materials, Inc.	23,863
350	@	Broadcom Corp.	9,552
5,160		Intel Corp.	110,837
250		KLA-Tencor Corp.	10,178
200		Linear Technology Corp.	6,514
1,000	@	LSI Logic Corp.	6,140
150	@	MEMC Electronic Materials, Inc.	9,231
520		National Semiconductor Corp.	10,681
560	@	Nvidia Corp.	10,483
400	@	QLogic Corp.	5,836
1,450		Texas Instruments, Inc.	40,832
200		Xilinx, Inc.	5,050

			259,691

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Software: 1.1%
500	@	Adobe Systems, Inc.	$19,695
230	@	Autodesk, Inc.	7,776
150	@	BMC Software, Inc.	5,400
670		CA, Inc.	15,470
800	@	Compuware Corp.	7,632
150	@	Electronic Arts, Inc.	6,665
200		Fidelity National Information Services, Inc.	7,382
300	@	Fiserv, Inc.	13,611
600		IMS Health, Inc.	13,980
7,230		Microsoft Corp.	198,897
3,610	@	Oracle Corp.	75,810

			372,318

Telecommunications: 1.7%
4,893		AT&T, Inc.	164,845
270		CenturyTel, Inc.	9,609
5,310	@	Cisco Systems, Inc.	123,511
1,490		Corning, Inc.	34,345
161		Embarq Corp.	7,610
500	@	JDS Uniphase Corp.	5,680
300	@	Juniper Networks, Inc.	6,654
980		Motorola, Inc.	7,193
1,320		Qualcomm, Inc.	58,568
2,400		Qwest Communications International, Inc.	9,432
1,193		Sprint Nextel Corp.	11,334
2,450		Verizon Communications, Inc.	86,730
1,600		Windstream Corp.	19,744

			545,255

Textiles: 0.0%
200		Cintas Corp.	5,302

			5,302

Toys/Games/Hobbies: 0.0%
400		Hasbro, Inc.	14,288

			14,288

Transportation: 0.4%
200		Burlington Northern Santa Fe Corp.	19,978
150		CH Robinson Worldwide, Inc.	8,226
230		CSX Corp.	14,446
200		Expeditors International Washington, Inc.	8,600
140		FedEx Corp.	11,031
220		Norfolk Southern Corp.	13,787
200		Ryder System, Inc.	13,776
280		Union Pacific Corp.	21,140
550		United Parcel Service, Inc. - Class B	33,809

			144,793

		Total Common Stock (Cost $10,405,133)	9,864,188

REAL ESTATE INVESTMENT TRUSTS: 0.3%
Apartments: 0.0%
200		Equity Residential	7,654

			7,654

Shares			Value

Diversified: 0.1%
200		Vornado Realty Trust	$17,600

			17,600

Health Care: 0.0%
300		HCP, Inc.	9,543

			9,543

Hotels: 0.1%
1,000		Host Hotels & Resorts, Inc.	13,650

			13,650

Regional Malls: 0.1%
150		General Growth Properties, Inc.	5,255
200		Simon Property Group, Inc.	17,978

			23,233

Storage: 0.0%
100		Public Storage, Inc.	8,079

			8,079

Warehouse/Industrial: 0.0%
200		Prologis	10,870

			10,870

		Total Real Estate Investment Trusts (Cost $ 98,598)	90,629

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.5%
Federal National Mortgage Association: 34.5%
$13,000,000	Z	3.630%, due 03/15/12	$11,437,204

		Total U.S. Government Agency Obligations (Cost $11,589,945)	11,437,204

U.S. TREASURY OBLIGATIONS: 25.5%
U.S. Treasury STRIP: 25.5%
9,477,000	^	3.190%, due 02/15/12	8,450,546

		Total U.S. Treasury Obligations (Cost $8,607,068)	8,450,546

OTHER BONDS: 8.8%
Foreign Government Bonds: 8.8%
3,300,000	Z	Israel Government International Bond, 3.270%, due 05/15/12	2,913,134

		Total Other Bonds (Cost $2,775,991)	2,913,134

		Total Long-Term Investments (Cost $33,476,735)	32,755,701

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares				Value
SHORT-TERM INVESTMENTS: 0.1%
Mutual Fund: 0.1%
26,000	**	ING Institutional Prime Money Market Fund		$26,000

		Total Short-Term Investments (Cost $26,000)		26,000

		Total Investments in Securities (Cost $33,502,735)*	99.0%	$32,781,701
		Other Assets and Liabilities - Net	1.0	322,843

		Net Assets	100.0%	$33,104,544

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $35,105,220.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$538,721
Gross Unrealized Depreciation	(2,862,240)

Net Unrealized Depreciation	$(2,323,519)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$9,980,817	$—
Level 2 — Other Significant Observable Inputs	22,800,884	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$32,781,701	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 35.8%
Advertising: 0.1%
1,200	@	Interpublic Group of Cos., Inc.	$10,320
370		Omnicom Group	16,606

			26,926

Aerospace/Defense: 0.9%
680		Boeing Co.	44,690
230		General Dynamics Corp.	19,366
300		Goodrich Corp.	14,238
100		L-3 Communications Holdings, Inc.	9,087
300		Lockheed Martin Corp.	29,598
320		Northrop Grumman Corp.	21,408
100		Raytheon Co.	5,628
100		Rockwell Collins, Inc.	4,796
750		United Technologies Corp.	46,275

			195,086

Agriculture: 0.7%
1,370		Altria Group, Inc.	28,167
430		Archer-Daniels-Midland Co.	14,513
275	@	Lorillard, Inc.	19,019
1,370		Philip Morris International, Inc.	67,664
220		Reynolds American, Inc.	10,267

			139,630

Airlines: 0.0%
550		Southwest Airlines Co.	7,172

			7,172

Apparel: 0.3%
410	@	Coach, Inc.	11,841
350		Nike, Inc.	20,864

Shares			Value

100		Polo Ralph Lauren Corp.	$6,278
200		VF Corp.	14,236

			53,219

Auto Manufacturers: 0.0%
1,047	@	Ford Motor Co.	5,036
250		General Motors Corp.	2,875

			7,911

Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	3,566
770		Johnson Controls, Inc.	22,084

			25,650

Banks: 1.4%
3,143		Bank of America Corp.	75,023
950		Bank of New York Mellon Corp.	35,939
300		BB&T Corp.	6,831
273		Capital One Financial Corp.	10,377
350		Fifth Third Bancorp.	3,563
100		M&T Bank Corp.	7,054
198		Marshall & Ilsley Corp.	3,035
250		Northern Trust Corp.	17,143
1,061		Regions Financial Corp.	11,576
330		State Street Corp.	21,117
750		US Bancorp.	20,918
1,258		Wachovia Corp.	19,537
2,030		Wells Fargo & Co.	48,213
350		Zions Bancorp.	11,022

			291,348

Beverages: 0.8%
110		Anheuser-Busch Cos., Inc.	6,833
1,510		Coca-Cola Co.	78,490
300		Coca-Cola Enterprises, Inc.	5,190
390		Pepsi Bottling Group, Inc.	10,889
1,010		PepsiCo, Inc.	64,226

			165,628

Biotechnology: 0.5%
840	@	Amgen, Inc.	39,614
280	@	Biogen Idec, Inc.	15,649
250	@	Celgene Corp.	15,968
110	@	Genzyme Corp.	7,922
600	@	Gilead Sciences, Inc.	31,770

			110,923

Chemicals: 1.0%
300		Air Products & Chemicals, Inc.	29,658
700		Dow Chemical Co.	24,437
100		Eastman Chemical Co.	6,886
200		Ecolab, Inc.	8,598
830		EI Du Pont de Nemours & Co.	35,599
250		Hercules, Inc.	4,233
250		International Flavors & Fragrances, Inc.	9,765
370		Monsanto Co.	46,783
110		PPG Industries, Inc.	6,311
100		Praxair, Inc.	9,424
200		Rohm & Haas Co.	9,288
300		Sigma-Aldrich Corp.	16,158

			207,140

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.2%
100		Consol Energy, Inc.	$11,237
70		Massey Energy Co.	6,563
200		Peabody Energy Corp.	17,610

			35,410

Commercial Services: 0.3%
190	@	Apollo Group, Inc. - Class A	8,409
100		Automatic Data Processing, Inc.	4,190
400		H&R Block, Inc.	8,560
270		McKesson Corp.	15,096
90		Moody’s Corp.	3,100
250		Robert Half International, Inc.	5,993
350		RR Donnelley & Sons Co.	10,392
460		Western Union Co.	11,371

			67,111

Computers: 1.9%
300	@	Affiliated Computer Services, Inc.	16,047
600	@	Apple, Inc.	100,464
200	@	Cognizant Technology Solutions Corp.	6,502
190	@	Computer Sciences Corp.	8,900
1,700	@	Dell, Inc.	37,196
1,630	@	EMC Corp.	23,945
1,830		Hewlett-Packard Co.	80,904
990		International Business Machines Corp.	117,345
220	@	Lexmark International, Inc.	7,355
250	@	NetApp, Inc.	5,415
140	@	Sandisk Corp.	2,618
445	@	Sun Microsystems, Inc.	4,842
200	@	Teradata Corp.	4,628

			416,161

Cosmetics/Personal Care: 0.8%
300		Avon Products, Inc.	10,806
270		Colgate-Palmolive Co.	18,657
2,232		Procter & Gamble Co.	135,728

			165,191

Distribution/Wholesale: 0.1%
350		Genuine Parts Co.	13,888

			13,888

Diversified Financial Services: 1.8%
690		American Express Co.	25,992
190		Ameriprise Financial, Inc.	7,727
290		Charles Schwab Corp.	5,957
290		CIT Group, Inc.	1,975
3,600		Citigroup, Inc.	60,336
810		Countrywide Financial Corp.	3,443
455		Discover Financial Services	5,992
1,100	@	E*Trade Financial Corp.	3,454
340		Federal Home Loan Mortgage Corporation	5,576
750		Federal National Mortgage Association	14,633
310		Goldman Sachs Group, Inc.	54,219
100	@	IntercontinentalExchange, Inc.	11,400
2,430		JPMorgan Chase & Co.	83,373
100		Legg Mason, Inc.	4,357
440		Lehman Brothers Holdings, Inc.	8,716
950		Merrill Lynch & Co., Inc.	30,125
910		Morgan Stanley	32,824

Shares			Value

230		NYSE Euronext	$11,652
280	@	SLM Corp.	5,418
100		T. Rowe Price Group, Inc.	5,647

			382,816

Electric: 1.3%
650	@	AES Corp.	12,487
850		American Electric Power Co., Inc.	34,196
600		Centerpoint Energy, Inc.	9,630
550		Dominion Resources, Inc.	26,120
550		DTE Energy Co.	23,342
2,050		Duke Energy Corp.	35,629
550		Edison International	28,259
100		Entergy Corp.	12,048
250		Exelon Corp.	22,490
350		FPL Group, Inc.	22,953
700		Pepco Holdings, Inc.	17,955
200		PG&E Corp.	7,938
250		PPL Corp.	13,068
240		Public Service Enterprise Group, Inc.	11,023

			277,138

Electrical Components & Equipment: 0.1%
460		Emerson Electric Co.	22,747
200		Molex, Inc.	4,882

			27,629

Electronics: 0.4%
420	@	Agilent Technologies, Inc.	14,927
250		Applera Corp. - Applied Biosystems Group	8,370
250		Jabil Circuit, Inc.	4,103
300		PerkinElmer, Inc.	8,355
380	@	Thermo Electron Corp.	21,177
300	@@	Tyco Electronics Ltd.	10,746
140	@	Waters Corp.	9,030

			76,708

Engineering & Construction: 0.1%
100		Fluor Corp.	18,608
100	@	Jacobs Engineering Group, Inc.	8,070

			26,678

Environmental Control: 0.1%
600	@	Allied Waste Industries, Inc.	7,572
350		Waste Management, Inc.	13,199

			20,771

Food: 0.6%
400		ConAgra Foods, Inc.	7,712
300		General Mills, Inc.	18,231
310		HJ Heinz Co.	14,834
350		Kellogg Co.	16,807
854		Kraft Foods, Inc.	24,296
260		Kroger Co.	7,506
1,100		Sara Lee Corp.	13,475
300		Supervalu, Inc.	9,267
300		Sysco Corp.	8,253
200		WM Wrigley Jr. Co.	15,556

			135,937

Gas: 0.1%
350		Sempra Energy	19,758

			19,758

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Hand/Machine Tools: 0.1%
110		Black & Decker Corp.	$6,326
100		Snap-On, Inc.	5,201
220		Stanley Works	9,863

			21,390

Healthcare - Products: 1.2%
340		Baxter International, Inc.	21,740
200		Becton Dickinson & Co.	16,260
1,100	@	Boston Scientific Corp.	13,519
300	@@	Covidien Ltd.	14,367
100		CR Bard, Inc.	8,795
1,500		Johnson & Johnson	96,510
900		Medtronic, Inc.	46,575
250	@	Patterson Cos., Inc.	7,348
350	@	St. Jude Medical, Inc.	14,308
100		Stryker Corp.	6,288
100	@	Varian Medical Systems, Inc.	5,185
60	@	Zimmer Holdings, Inc.	4,083

			254,978

Healthcare - Services: 0.4%
350		Aetna, Inc.	14,186
210		Cigna Corp.	7,432
130	@	Humana, Inc.	5,170
140	@	Laboratory Corp. of America Holdings	9,748
200		Quest Diagnostics	9,694
730		UnitedHealth Group, Inc.	19,163
320	@	WellPoint, Inc.	15,251

			80,644

Home Builders: 0.0%
250		D.R. Horton, Inc.	2,713
450		Lennar Corp.	5,553

			8,266

Household Products/Wares: 0.2%
100		Avery Dennison Corp.	4,393
250		Clorox Co.	13,050
200		Fortune Brands, Inc.	12,482
350		Kimberly-Clark Corp.	20,923

			50,848

Insurance: 1.3%
290	@@	ACE Ltd.	15,976
300		Aflac, Inc.	18,840
330		Allstate Corp.	15,045
1,820		American International Group, Inc.	48,157
210		AON Corp.	9,647
200		Assurant, Inc.	13,192
410		Chubb Corp.	20,094
250		Cincinnati Financial Corp.	6,350
250		Genworth Financial, Inc.	4,453
230		Hartford Financial Services Group, Inc.	14,851
250		Lincoln National Corp.	11,330
92		Loews Corp.	4,315
250		Marsh & McLennan Cos., Inc.	6,638
770		Metlife, Inc.	40,633
260		Progressive Corp.	4,867
330		Prudential Financial, Inc.	19,714
90		Torchmark Corp.	5,279
450		Travelers Cos., Inc.	19,530

Shares			Value

250		UnumProvident Corp.	$5,113
200	@@	XL Capital Ltd.	4,112

			288,136

Internet: 0.9%
200	@	Akamai Technologies, Inc.	6,958
230	@	Amazon.com, Inc.	16,866
840	@	eBay, Inc.	22,957
200	@	Expedia, Inc.	3,676
190	@	Google, Inc. - Class A	100,020
300	@	IAC/InterActiveCorp.	5,784
841	@	Symantec Corp.	16,273
800	@	Yahoo!, Inc.	16,528

			189,062

Iron/Steel: 0.2%
100		Allegheny Technologies, Inc.	5,928
250		Nucor Corp.	18,668
120		United States Steel Corp.	22,174

			46,770

Lodging: 0.0%
190		Starwood Hotels & Resorts Worldwide, Inc.	7,613

			7,613

Machinery - Construction & Mining: 0.2%
490		Caterpillar, Inc.	36,172
100	@	Terex Corp.	5,137

			41,309

Machinery - Diversified: 0.2%
100		Cummins, Inc.	6,552
330		Deere & Co.	23,803
100		Rockwell Automation, Inc.	4,373

			34,728

Media: 0.8%
250		CBS Corp. - Class B	4,873
370		Clear Channel Communications, Inc.	13,024
1,760		Comcast Corp. - Class A	33,387
600	@	DIRECTV Group, Inc.	15,546
1,910		News Corp. - Class A	28,726
2,050		Time Warner, Inc.	30,340
450	@	Viacom - Class B	13,743
1,290		Walt Disney Co.	40,248

			179,887

Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	9,637

			9,637

Mining: 0.2%
250		Alcoa, Inc.	8,905
237		Freeport-McMoRan Copper & Gold, Inc.	27,774
250		Newmont Mining Corp.	13,040

			49,719

Miscellaneous Manufacturing: 1.6%
340		3M Co.	23,661
300		Cooper Industries Ltd.	11,850
350		Dover Corp.	16,930
290		Eaton Corp.	24,641

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
6,900		General Electric Co.	$184,161
670		Honeywell International, Inc.	33,688
350		Illinois Tool Works, Inc.	16,629
250		Leggett & Platt, Inc.	4,193
210		Parker Hannifin Corp.	14,977
300		Textron, Inc.	14,379
100	@@	Tyco International Ltd.	4,004

			349,113

Office/Business Equipment: 0.1%
450		Pitney Bowes, Inc.	15,345
800		Xerox Corp.	10,848

			26,193

Oil & Gas: 4.9%
330		Anadarko Petroleum Corp.	24,697
250		Apache Corp.	34,750
90		Cabot Oil & Gas Corp.	6,096
350		Chesapeake Energy Corp.	23,086
1,577		Chevron Corp.	156,328
1,193		ConocoPhillips	112,607
280		Devon Energy Corp.	33,645
100		ENSCO International, Inc.	8,074
200		EOG Resources, Inc.	26,240
3,860		ExxonMobil Corp.	340,182
300		Hess Corp.	37,857
410		Marathon Oil Corp.	21,267
200		Murphy Oil Corp.	19,610
200	@, @@	Nabors Industries Ltd.	9,846
100		Noble Corp.	6,496
210		Noble Energy, Inc.	21,118
680		Occidental Petroleum Corp.	61,105
200		Questar Corp.	14,208
100		Range Resources Corp.	6,554
300	@	Southwestern Energy Co.	14,283
100		Sunoco, Inc.	4,069
299	@	Transocean, Inc.	45,565
300		Valero Energy Corp.	12,354
312		XTO Energy, Inc.	21,375

			1,061,412

Oil & Gas Services: 0.8%
300		Baker Hughes, Inc.	26,202
350		Halliburton Co.	18,575
250	@	National Oilwell Varco, Inc.	22,180
770		Schlumberger Ltd.	82,721
100		Smith International, Inc.	8,314
300	@	Weatherford International Ltd.	14,877

			172,869

Packaging & Containers: 0.1%
240		Ball Corp.	11,458

			11,458

Pharmaceuticals: 1.8%
820		Abbott Laboratories	43,435
200		Allergan, Inc.	10,410
300		AmerisourceBergen Corp.	11,997
1,150		Bristol-Myers Squibb Co.	23,610
70		Cardinal Health, Inc.	3,611
800		Eli Lilly & Co.	36,928
320	@	Express Scripts, Inc.	20,070
300	@	Forest Laboratories, Inc.	10,422
263	@	King Pharmaceuticals, Inc.	2,754

Shares			Value

250	@	Medco Health Solutions, Inc.	$11,800
1,500		Merck & Co., Inc.	56,535
4,080		Pfizer, Inc.	71,278
1,300		Schering-Plough Corp.	25,597
150	@	Watson Pharmaceuticals, Inc.	4,076
1,060		Wyeth	50,838

			383,361

Pipelines: 0.2%
500		El Paso Corp.	10,870
550		Spectra Energy Corp.	15,807
370		Williams Cos., Inc.	14,915

			41,592

Retail: 2.0%
100		Abercrombie & Fitch Co.	6,268
100	@	Autozone, Inc.	12,101
290		Best Buy Co., Inc.	11,484
250	@	Big Lots, Inc.	7,810
270		Costco Wholesale Corp.	18,938
983		CVS Caremark Corp.	38,897
210		Darden Restaurants, Inc.	6,707
290		Family Dollar Stores, Inc.	5,783
300	@	GameStop Corp.	12,120
770		Gap, Inc.	12,836
810		Home Depot, Inc.	18,970
500		Limited Brands, Inc.	8,425
820		Lowe’s Cos., Inc.	17,015
300		Macy’s, Inc.	5,826
940		McDonald’s Corp.	52,847
410		Staples, Inc.	9,738
430		Target Corp.	19,991
200		Tiffany & Co.	8,150
670		TJX Cos., Inc.	21,085
350		Walgreen Co.	11,379
1,850		Wal-Mart Stores, Inc.	103,970
310		Yum! Brands, Inc.	10,878

			421,218

Savings & Loans: 0.0%
350		Hudson City Bancorp., Inc.	5,838
580		Washington Mutual, Inc.	2,859

			8,697

Semiconductors: 1.0%
300		Altera Corp.	6,210
200		Analog Devices, Inc.	6,354
790		Applied Materials, Inc.	15,081
250	@	Broadcom Corp.	6,823
3,970		Intel Corp.	85,276
300		KLA-Tencor Corp.	12,213
200		Linear Technology Corp.	6,514
700	@	LSI Logic Corp.	4,298
200	@	MEMC Electronic Materials, Inc.	12,308
370		National Semiconductor Corp.	7,600
325	@	Nvidia Corp.	6,084
250	@	QLogic Corp.	3,648
1,050		Texas Instruments, Inc.	29,568
200		Xilinx, Inc.	5,050

			207,027

Software: 1.3%
290	@	Adobe Systems, Inc.	11,423
220	@	Autodesk, Inc.	7,438
160	@	BMC Software, Inc.	5,760

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Software: (continued)
450		CA, Inc.	$10,391
600	@	Compuware Corp.	5,724
200	@	Electronic Arts, Inc.	8,886
300	@	Fiserv, Inc.	13,611
450		IMS Health, Inc.	10,485
5,650		Microsoft Corp.	155,432
2,640	@	Oracle Corp.	55,440

			284,590

Telecommunications: 2.0%
3,856		AT&T, Inc.	129,909
290		CenturyTel, Inc.	10,321
4,170	@	Cisco Systems, Inc.	96,994
1,020		Corning, Inc.	23,511
177		Embarq Corp.	8,367
450	@	JDS Uniphase Corp.	5,112
250	@	Juniper Networks, Inc.	5,545
720		Motorola, Inc.	5,285
990		Qualcomm, Inc.	43,926
1,850		Qwest Communications International, Inc.	7,271
823		Sprint Nextel Corp.	7,819
1,910		Verizon Communications, Inc.	67,614
1,200		Windstream Corp.	14,808

			426,482

Textiles: 0.0%
200		Cintas Corp.	5,302

			5,302

Toys/Games/Hobbies: 0.1%
350		Hasbro, Inc.	12,502

			12,502

Transportation: 0.6%
200		Burlington Northern Santa Fe Corp.	19,978
100		CH Robinson Worldwide, Inc.	5,484
280		CSX Corp.	17,587
200		Expeditors International Washington, Inc.	8,600
120		FedEx Corp.	9,455
190		Norfolk Southern Corp.	11,907
200		Ryder System, Inc.	13,776
240		Union Pacific Corp.	18,120
450		United Parcel Service, Inc. - Class B	27,662

			132,569

		Total Common Stock (Cost $8,198,226)	7,703,201

REAL ESTATE INVESTMENT TRUSTS: 0.4%
Apartments: 0.0%
250		Equity Residential	9,568

			9,568

Diversified: 0.1%
200		Vornado Realty Trust	17,600

			17,600

Health Care: 0.0%
250		HCP, Inc.	7,953

			7,953

Shares			Value

Hotels: 0.1%
800		Host Hotels & Resorts, Inc.	$10,920

			10,920

Regional Malls: 0.1%
200		General Growth Properties, Inc.	7,006
100		Simon Property Group, Inc.	8,989

			15,995

Storage: 0.0%
50		Public Storage, Inc.	4,040

			4,040

Warehouse/Industrial: 0.1%
200		Prologis	10,870

			10,870

		Total Real Estate Investment Trusts (Cost $ 86,311)	76,946

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.9%
Other U.S. Agency Obligations: 16.9%
$4,118,000	Z	Financing Corp., 3.620%, due 03/26/12	$3,621,015

		Total U.S. Government Agency Obligations (Cost $3,612,515)	3,621,015

U.S. TREASURY OBLIGATIONS: 46.1%
U.S. Treasury STRIP: 46.1%
11,337,000	^	3.330%, due 08/15/12	9,906,048

		Total U.S. Treasury Obligations (Cost $10,099,417)	9,906,048

		Total Long-Term Investments (Cost $21,996,469)	21,307,210

Shares			Value
SHORT-TERM INVESTMENTS: 0.7%
Mutual Fund: 0.2%
50,000	**	ING Institutional Prime Money Market Fund	$50,000

		Total Mutual Fund (Cost $50,000)	50,000

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Repurchase Agreement: 0.5%
$103,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.401%, due 07/01/08, $103,007 to be received upon repurchase (Collateralized by $110,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $108,592, due 12/30/08)		$103,000

	Total Repurchase Agreement (Cost $103,000)		103,000

	Total Short-Term Investments (Cost $153,000)		153,000

	Total Investments in Securities (Cost $22,149,469)*	99.9%	$21,460,210
	Other Assets and Liabilities - Net	0.1	27,650

	Net Assets	100.0%	$21,487,860

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $23,121,386.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$332,589
Gross Unrealized Depreciation	(1,993,765)

Net Unrealized Depreciation	$(1,661,176)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$7,830,147	$—
Level 2 — Other Significant Observable Inputs	13,630,063	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$21,460,210	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 32.2%
Advertising: 0.1%
800	@	Interpublic Group of Cos., Inc.	$6,880
320		Omnicom Group	14,362

			21,242

Aerospace/Defense: 0.8%
400		Boeing Co.	26,288
170		General Dynamics Corp.	14,314
150		Goodrich Corp.	7,119
60		L-3 Communications Holdings, Inc.	5,452
280		Lockheed Martin Corp.	27,625
200		Northrop Grumman Corp.	13,380
100		Raytheon Co.	5,628
100		Rockwell Collins, Inc.	4,796
440		United Technologies Corp.	27,148

			131,750

Agriculture: 0.5%
880		Altria Group, Inc.	18,093
300		Archer-Daniels-Midland Co.	10,125
106	@	Lorillard, Inc.	7,331
880		Philip Morris International, Inc.	43,463
130		Reynolds American, Inc.	6,067

			85,079

Airlines: 0.0%
400		Southwest Airlines Co.	5,216

			5,216

Apparel: 0.2%
300	@	Coach, Inc.	8,664
240		Nike, Inc.	14,306

Shares			Value

100		Polo Ralph Lauren Corp.	$6,278
100		VF Corp.	7,118

			36,366

Auto Manufacturers: 0.0%
697	@	Ford Motor Co.	3,353
300		General Motors Corp.	3,450

			6,803

Auto Parts & Equipment: 0.1%
100	@	Goodyear Tire & Rubber Co.	1,783
410		Johnson Controls, Inc.	11,759

			13,542

Banks: 1.2%
1,947		Bank of America Corp.	46,475
650		Bank of New York Mellon Corp.	24,590
300		BB&T Corp.	6,831
182		Capital One Financial Corp.	6,918
300		Fifth Third Bancorp.	3,054
100		M&T Bank Corp.	7,054
98		Marshall & Ilsley Corp.	1,502
150		Northern Trust Corp.	10,286
719		Regions Financial Corp.	7,844
290		State Street Corp.	18,557
450		US Bancorp.	12,551
871		Wachovia Corp.	13,527
1,310		Wells Fargo & Co.	31,113
150		Zions Bancorp.	4,724

			195,026

Beverages: 0.7%
80		Anheuser-Busch Cos., Inc.	4,970
910		Coca-Cola Co.	47,302
150		Coca-Cola Enterprises, Inc.	2,595
240		Pepsi Bottling Group, Inc.	6,701
670		PepsiCo, Inc.	42,605

			104,173

Biotechnology: 0.5%
550	@	Amgen, Inc.	25,938
130	@	Biogen Idec, Inc.	7,266
250	@	Celgene Corp.	15,968
110	@	Genzyme Corp.	7,922
370	@	Gilead Sciences, Inc.	19,592

			76,686

Chemicals: 0.9%
150		Air Products & Chemicals, Inc.	14,829
390		Dow Chemical Co.	13,615
100		Ecolab, Inc.	4,299
550		EI Du Pont de Nemours & Co.	23,590
150		Hercules, Inc.	2,540
150		International Flavors & Fragrances, Inc.	5,859
320		Monsanto Co.	40,461
100		PPG Industries, Inc.	5,737
100		Praxair, Inc.	9,424
150		Rohm & Haas Co.	6,966
250		Sigma-Aldrich Corp.	13,465

			140,785

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.2%
100		Consol Energy, Inc.	$11,237
50		Massey Energy Co.	4,688
100		Peabody Energy Corp.	8,805

			24,730

Commercial Services: 0.3%
100	@	Apollo Group, Inc. - Class A	4,426
100		Automatic Data Processing, Inc.	4,190
250		H&R Block, Inc.	5,350
140		McKesson Corp.	7,827
70		Moody’s Corp.	2,411
150		Robert Half International, Inc.	3,596
300		RR Donnelley & Sons Co.	8,907
340		Western Union Co.	8,405

			45,112

Computers: 1.6%
150	@	Affiliated Computer Services, Inc.	8,024
350	@	Apple, Inc.	58,604
150	@	Cognizant Technology Solutions Corp.	4,877
110	@	Computer Sciences Corp.	5,152
1,140	@	Dell, Inc.	24,943
910	@	EMC Corp.	13,368
1,160		Hewlett-Packard Co.	51,284
660		International Business Machines Corp.	78,230
130	@	Lexmark International, Inc.	4,346
150	@	NetApp, Inc.	3,249
150	@	Sandisk Corp.	2,805
300	@	Sun Microsystems, Inc.	3,264
150	@	Teradata Corp.	3,471

			261,617

Cosmetics/Personal Care: 0.7%
250		Avon Products, Inc.	9,005
140		Colgate-Palmolive Co.	9,674
1,414		Procter & Gamble Co.	85,985

			104,664

Distribution/Wholesale: 0.1%
250		Genuine Parts Co.	9,920

			9,920

Diversified Financial Services: 1.6%
380		American Express Co.	14,315
116		Ameriprise Financial, Inc.	4,718
250		Charles Schwab Corp.	5,135
150		CIT Group, Inc.	1,022
2,270		Citigroup, Inc.	38,045
20		CME Group, Inc.	7,664
310		Countrywide Financial Corp.	1,318
275		Discover Financial Services	3,622
750	@	E*Trade Financial Corp.	2,355
300		Federal Home Loan Mortgage Corporation	4,920
370		Federal National Mortgage Association	7,219
250		Goldman Sachs Group, Inc.	43,725
1,487		JPMorgan Chase & Co.	51,019
100		Legg Mason, Inc.	4,357
280		Lehman Brothers Holdings, Inc.	5,547
610		Merrill Lynch & Co., Inc.	19,343

Shares			Value

600		Morgan Stanley	$21,642
130		NYSE Euronext	6,586
140	@	SLM Corp.	2,709
100		T. Rowe Price Group, Inc.	5,647

			250,908

Electric: 1.1%
400	@	AES Corp.	7,684
550		American Electric Power Co., Inc.	22,127
400		Centerpoint Energy, Inc.	6,420
300		Dominion Resources, Inc.	14,247
350		DTE Energy Co.	14,854
1,400		Duke Energy Corp.	24,332
350		Edison International	17,983
100		Entergy Corp.	12,048
150		Exelon Corp.	13,494
200		FPL Group, Inc.	13,116
400		Pepco Holdings, Inc.	10,260
100		PG&E Corp.	3,969
150		PPL Corp.	7,841
130		Public Service Enterprise Group, Inc.	5,971

			174,346

Electrical Components & Equipment: 0.1%
330		Emerson Electric Co.	16,319
150		Molex, Inc.	3,662

			19,981

Electronics: 0.3%
270	@	Agilent Technologies, Inc.	9,596
150		Applera Corp. - Applied Biosystems Group	5,022
250		Jabil Circuit, Inc.	4,103
150		PerkinElmer, Inc.	4,178
260	@	Thermo Electron Corp.	14,490
250	@@	Tyco Electronics Ltd.	8,955
110	@	Waters Corp.	7,095

			53,439

Engineering & Construction: 0.2%
100		Fluor Corp.	18,608
100	@	Jacobs Engineering Group, Inc.	8,070

			26,678

Environmental Control: 0.1%
400	@	Allied Waste Industries, Inc.	5,048
150		Waste Management, Inc.	5,657

			10,705

Food: 0.5%
250		ConAgra Foods, Inc.	4,820
180		General Mills, Inc.	10,939
180		HJ Heinz Co.	8,613
250		Kellogg Co.	12,005
500		Kraft Foods, Inc.	14,225
230		Kroger Co.	6,640
650		Sara Lee Corp.	7,963
150		Supervalu, Inc.	4,634
150		Sysco Corp.	4,127
150		WM Wrigley Jr. Co.	11,667

			85,633

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Gas: 0.1%
300		Sempra Energy	$16,935

			16,935

Hand/Machine Tools: 0.1%
60		Black & Decker Corp.	3,451
100		Snap-On, Inc.	5,201
90		Stanley Works	4,035

			12,687

Healthcare - Products: 1.1%
240		Baxter International, Inc.	15,346
100		Becton Dickinson & Co.	8,130
750	@	Boston Scientific Corp.	9,218
200	@@	Covidien Ltd.	9,578
960		Johnson & Johnson	61,766
650		Medtronic, Inc.	33,638
150	@	Patterson Cos., Inc.	4,409
250	@	St. Jude Medical, Inc.	10,220
100		Stryker Corp.	6,288
100	@	Varian Medical Systems, Inc.	5,185
100	@	Zimmer Holdings, Inc.	6,805

			170,583

Healthcare - Services: 0.3%
260		Aetna, Inc.	10,538
150		Cigna Corp.	5,309
130	@	Humana, Inc.	5,170
100	@	Laboratory Corp. of America Holdings	6,963
100		Quest Diagnostics	4,847
380		UnitedHealth Group, Inc.	9,975
250	@	WellPoint, Inc.	11,915

			54,717

Home Builders: 0.0%
150		D.R. Horton, Inc.	1,628
250		Lennar Corp.	3,085

			4,713

Household Products/Wares: 0.2%
100		Avery Dennison Corp.	4,393
150		Clorox Co.	7,830
150		Fortune Brands, Inc.	9,362
280		Kimberly-Clark Corp.	16,738

			38,323

Insurance: 1.3%
260	@@	ACE Ltd.	14,323
270		Aflac, Inc.	16,956
240		Allstate Corp.	10,942
1,210		American International Group, Inc.	32,017
120		AON Corp.	5,513
100		Assurant, Inc.	6,596
290		Chubb Corp.	14,213
150		Cincinnati Financial Corp.	3,810
250		Genworth Financial, Inc.	4,453
220		Hartford Financial Services Group, Inc.	14,205
150		Lincoln National Corp.	6,798
69		Loews Corp.	3,236
150		Marsh & McLennan Cos., Inc.	3,983
490		Metlife, Inc.	25,857
320		Progressive Corp.	5,990

Shares			Value

330		Prudential Financial, Inc.	$19,714
80		Torchmark Corp.	4,692
310		Travelers Cos., Inc.	13,454
250		UnumProvident Corp.	5,113
100	@@	XL Capital Ltd.	2,056

			213,921

Internet: 0.8%
100	@	Akamai Technologies, Inc.	3,479
150	@	Amazon.com, Inc.	11,000
470	@	eBay, Inc.	12,845
150	@	Expedia, Inc.	2,757
150	@	Google, Inc. - Class A	78,963
150	@	IAC/InterActiveCorp.	2,892
420	@	Symantec Corp.	8,127
550	@	Yahoo!, Inc.	11,363

			131,426

Iron/Steel: 0.2%
100		Allegheny Technologies, Inc.	5,928
160		Nucor Corp.	11,947
40		United States Steel Corp.	7,391

			25,266

Lodging: 0.0%
130		Starwood Hotels & Resorts Worldwide, Inc.	5,209

			5,209

Machinery - Construction & Mining: 0.2%
300		Caterpillar, Inc.	22,146
100	@	Terex Corp.	5,137

			27,283

Machinery - Diversified: 0.2%
110		Cummins, Inc.	7,207
250		Deere & Co.	18,033
100		Manitowoc Co., Inc.	3,253
100		Rockwell Automation, Inc.	4,373

			32,866

Media: 0.7%
150		CBS Corp. - Class B	2,924
260		Clear Channel Communications, Inc.	9,152
1,000		Comcast Corp. - Class A	18,970
250	@	DIRECTV Group, Inc.	6,478
1,250		News Corp. - Class A	18,800
1,350		Time Warner, Inc.	19,980
350	@	Viacom - Class B	10,689
820		Walt Disney Co.	25,584

			112,577

Metal Fabricate/Hardware: 0.1%
100		Precision Castparts Corp.	9,637

			9,637

Mining: 0.3%
150		Alcoa, Inc.	5,343
221		Freeport-McMoRan Copper & Gold, Inc.	25,899
200		Newmont Mining Corp.	10,432

			41,674

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: 1.4%
290		3M Co.	$20,181
150		Cooper Industries Ltd.	5,925
300		Dover Corp.	14,511
140		Eaton Corp.	11,896
4,410		General Electric Co.	117,703
400		Honeywell International, Inc.	20,112
200		Illinois Tool Works, Inc.	9,502
300		Leggett & Platt, Inc.	5,031
120		Parker Hannifin Corp.	8,558
250		Textron, Inc.	11,983
50	@@	Tyco International Ltd.	2,002

			227,404

Office/Business Equipment: 0.1%
300		Pitney Bowes, Inc.	10,230
550		Xerox Corp.	7,458

			17,688

Oil & Gas: 4.5%
330		Anadarko Petroleum Corp.	24,697
250		Apache Corp.	34,750
60		Cabot Oil & Gas Corp.	4,064
250		Chesapeake Energy Corp.	16,490
980		Chevron Corp.	97,147
809		ConocoPhillips	76,362
320		Devon Energy Corp.	38,451
50		ENSCO International, Inc.	4,037
150		EOG Resources, Inc.	19,680
2,480		ExxonMobil Corp.	218,562
150		Hess Corp.	18,929
240		Marathon Oil Corp.	12,449
150		Murphy Oil Corp.	14,708
100	@, @@	Nabors Industries Ltd.	4,923
100		Noble Corp.	6,496
110		Noble Energy, Inc.	11,062
370		Occidental Petroleum Corp.	33,248
150		Questar Corp.	10,656
100		Range Resources Corp.	6,554
150	@	Southwestern Energy Co.	7,142
100		Sunoco, Inc.	4,069
144	@	Transocean, Inc.	21,944
130		Valero Energy Corp.	5,353
225		XTO Energy, Inc.	15,415

			707,188

Oil & Gas Services: 0.7%
150		Baker Hughes, Inc.	13,101
280		Halliburton Co.	14,860
150	@	National Oilwell Varco, Inc.	13,308
450		Schlumberger Ltd.	48,344
100		Smith International, Inc.	8,314
150	@	Weatherford International Ltd.	7,439

			105,366

Packaging & Containers: 0.1%
230		Ball Corp.	10,980

			10,980

Pharmaceuticals: 1.5%
450		Abbott Laboratories	23,837
100		Allergan, Inc.	5,205
150		AmerisourceBergen Corp.	5,999
800		Bristol-Myers Squibb Co.	16,424

Shares			Value

100		Cardinal Health, Inc.	$5,158
450		Eli Lilly & Co.	20,772
120	@	Express Scripts, Inc.	7,526
150	@	Forest Laboratories, Inc.	5,211
258	@	King Pharmaceuticals, Inc.	2,701
250	@	Medco Health Solutions, Inc.	11,800
930		Merck & Co., Inc.	35,052
2,690		Pfizer, Inc.	46,994
850		Schering-Plough Corp.	16,737
150	@	Watson Pharmaceuticals, Inc.	4,076
640		Wyeth	30,694

			238,186

Pipelines: 0.2%
350		El Paso Corp.	7,609
250		Spectra Energy Corp.	7,185
300		Williams Cos., Inc.	12,093

			26,887

Retail: 1.8%
100		Abercrombie & Fitch Co.	6,268
80	@	Autozone, Inc.	9,681
270		Best Buy Co., Inc.	10,692
150	@	Big Lots, Inc.	4,686
170		Costco Wholesale Corp.	11,924
585		CVS Caremark Corp.	23,148
180		Darden Restaurants, Inc.	5,749
240		Family Dollar Stores, Inc.	4,786
150	@	GameStop Corp.	6,060
450		Gap, Inc.	7,502
450		Home Depot, Inc.	10,539
100		JC Penney Co., Inc.	3,629
350		Limited Brands, Inc.	5,898
560		Lowe’s Cos., Inc.	11,620
250		Macy’s, Inc.	4,855
620		McDonald’s Corp.	34,856
310		Staples, Inc.	7,363
280		Target Corp.	13,017
100		Tiffany & Co.	4,075
360		TJX Cos., Inc.	11,329
250		Walgreen Co.	8,128
1,140		Wal-Mart Stores, Inc.	64,068
250		Yum! Brands, Inc.	8,773

			278,646

Savings & Loans: 0.0%
300		Hudson City Bancorp., Inc.	5,004
386		Washington Mutual, Inc.	1,903

			6,907

Semiconductors: 0.9%
150		Altera Corp.	3,105
150		Analog Devices, Inc.	4,766
500		Applied Materials, Inc.	9,545
250	@	Broadcom Corp.	6,823
2,600		Intel Corp.	55,848
100		KLA-Tencor Corp.	4,071
100		Linear Technology Corp.	3,257
650	@	LSI Logic Corp.	3,991
100	@	MEMC Electronic Materials, Inc.	6,154
270		National Semiconductor Corp.	5,546
260	@	Nvidia Corp.	4,867
300	@	QLogic Corp.	4,377

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Semiconductors: (continued)
800		Texas Instruments, Inc.	$22,528
100		Xilinx, Inc.	2,525

			137,403

Software: 1.2%
310	@	Adobe Systems, Inc.	12,211
160	@	Autodesk, Inc.	5,410
110	@	BMC Software, Inc.	3,960
290		CA, Inc.	6,696
400	@	Compuware Corp.	3,816
100	@	Electronic Arts, Inc.	4,443
100		Fidelity National Information Services, Inc.	3,691
150	@	Fiserv, Inc.	6,806
250		IMS Health, Inc.	5,825
3,690		Microsoft Corp.	101,512
1,720	@	Oracle Corp.	36,120

			190,490

Telecommunications: 1.7%
2,443		AT&T, Inc.	82,305
120		CenturyTel, Inc.	4,271
2,600	@	Cisco Systems, Inc.	60,476
820		Corning, Inc.	18,901
42		Embarq Corp.	1,985
300	@	JDS Uniphase Corp.	3,408
150	@	Juniper Networks, Inc.	3,327
370		Motorola, Inc.	2,716
650		Qualcomm, Inc.	28,841
800		Qwest Communications International, Inc.	3,144
640		Sprint Nextel Corp.	6,080
1,290		Verizon Communications, Inc.	45,666
650		Windstream Corp.	8,021

			269,141

Textiles: 0.0%
100		Cintas Corp.	2,651

			2,651

Toys/Games/Hobbies: 0.1%
300		Hasbro, Inc.	10,716

			10,716

Transportation: 0.6%
150		Burlington Northern Santa Fe Corp.	14,984
100		CH Robinson Worldwide, Inc.	5,484
170		CSX Corp.	10,678
100		Expeditors International Washington, Inc.	4,300
120		FedEx Corp.	9,455
130		Norfolk Southern Corp.	8,147
100		Ryder System, Inc.	6,888
170		Union Pacific Corp.	12,835
250		United Parcel Service, Inc. - Class B	15,368

			88,139

		Total Common Stock (Cost $5,361,593)	5,100,010

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 0.3%
Apartments: 0.0%
150		Equity Residential	$5,741

			5,741

Diversified: 0.1%
100		Vornado Realty Trust	8,800

			8,800

Health Care: 0.0%
150		HCP, Inc.	4,772

			4,772

Hotels: 0.0%
400		Host Hotels & Resorts, Inc.	5,460

			5,460

Regional Malls: 0.1%
100		General Growth Properties, Inc.	3,503
100		Simon Property Group, Inc.	8,989

			12,492

Storage: 0.1%
100		Public Storage, Inc.	8,079

			8,079

Warehouse/Industrial: 0.0%
100		Prologis	5,435

			5,435

		Total Real Estate Investment Trusts (Cost $55,204)	50,779

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.3%
Federal Home Loan Mortgage Corporation: 54.3%
$10,000,000	Z	3.830%, due 09/15/12	$8,592,377

		Total U.S. Government Agency Obligations (Cost $8,793,923)	8,592,377

U.S. TREASURY OBLIGATIONS: 12.2%
U.S. Treasury STRIP: 12.2%
2,218,000	^	3.300%, due 08/15/12	1,938,051

		Total U.S. Treasury Obligations (Cost $1,950,160)	1,938,051

		Total Long-Term Investments (Cost $16,160,880)	15,681,217

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

SHORT-TERM INVESTMENTS: 0.3%
Mutual Fund: 0.3%
42,000	**	ING Institutional Prime Money Market Fund	$42,000

		Total Short-Term Investments (Cost $42,000)	42,000

Total Investments in Securities (Cost $16,202,880)*	99.3%	$15,723,217
Other Assets and Liabilities - Net	0.7	117,464

Net Assets	100.0%	$15,840,681

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $16,980,713.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$231,419
Gross Unrealized Depreciation	(1,488,915)

Net Unrealized Depreciation	$(1,257,496)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$5,192,789	$—
Level 2 — Other Significant Observable Inputs	10,530,428	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$15,723,217	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 30.6%
Advertising: 0.1%
650	@	Interpublic Group of Cos., Inc.	$5,590
230		Omnicom Group	10,322

			15,912

Aerospace/Defense: 0.8%
360		Boeing Co.	23,659
140		General Dynamics Corp.	11,788
170		Goodrich Corp.	8,068
50		L-3 Communications Holdings, Inc.	4,544
220		Lockheed Martin Corp.	21,705
160		Northrop Grumman Corp.	10,704
100		Raytheon Co.	5,628
100		Rockwell Collins, Inc.	4,796
390		United Technologies Corp.	24,063

			114,955

Agriculture: 0.5%
670		Altria Group, Inc.	13,775
260		Archer-Daniels-Midland Co.	8,775
145	@	Lorillard, Inc.	10,028
770		Philip Morris International, Inc.	38,030
140		Reynolds American, Inc.	6,534

			77,142

Airlines: 0.0%
350		Southwest Airlines Co.	4,564

			4,564

Apparel: 0.2%
240	@	Coach, Inc.	6,931
250		Nike, Inc.	14,903

Shares			Value

20		Polo Ralph Lauren Corp.	$1,256
120		VF Corp.	8,542

			31,632

Auto Manufacturers: 0.0%
879	@	Ford Motor Co.	4,228
230		General Motors Corp.	2,645

			6,873

Auto Parts & Equipment: 0.1%
120	@	Goodyear Tire & Rubber Co.	2,140
350		Johnson Controls, Inc.	10,038

			12,178

Banks: 1.2%
1,692		Bank of America Corp.	40,388
580		Bank of New York Mellon Corp.	21,941
240		BB&T Corp.	5,465
213		Capital One Financial Corp.	8,096
230		Fifth Third Bancorp.	2,341
100		M&T Bank Corp.	7,054
108		Marshall & Ilsley Corp.	1,656
120		Northern Trust Corp.	8,228
560		Regions Financial Corp.	6,110
250		State Street Corp.	15,998
420		US Bancorp.	11,714
739		Wachovia Corp.	11,477
1,110		Wells Fargo & Co.	26,363
170		Zions Bancorp.	5,353

			172,184

Beverages: 0.6%
30		Anheuser-Busch Cos., Inc.	1,864
780		Coca-Cola Co.	40,544
150		Coca-Cola Enterprises, Inc.	2,595
250		Pepsi Bottling Group, Inc.	6,980
540		PepsiCo, Inc.	34,339

			86,322

Biotechnology: 0.4%
430	@	Amgen, Inc.	20,279
110	@	Biogen Idec, Inc.	6,148
200	@	Celgene Corp.	12,774
40	@	Genzyme Corp.	2,881
290	@	Gilead Sciences, Inc.	15,356

			57,438

Chemicals: 0.8%
170		Air Products & Chemicals, Inc.	16,806
370		Dow Chemical Co.	12,917
120		Ecolab, Inc.	5,159
430		EI Du Pont de Nemours & Co.	18,443
150		Hercules, Inc.	2,540
170		International Flavors & Fragrances, Inc.	6,640
210		Monsanto Co.	26,552
20		PPG Industries, Inc.	1,147
100		Praxair, Inc.	9,424
100		Rohm & Haas Co.	4,644
170		Sigma-Aldrich Corp.	9,156

			113,428

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.2%
100		Consol Energy, Inc.	$11,237
50		Massey Energy Co.	4,688
120		Peabody Energy Corp.	10,566

			26,491

Commercial Services: 0.3%
110	@	Apollo Group, Inc. - Class A	4,869
100		Automatic Data Processing, Inc.	4,190
150		H&R Block, Inc.	3,210
120		McKesson Corp.	6,709
110		Moody’s Corp.	3,788
170		Robert Half International, Inc.	4,075
270		RR Donnelley & Sons Co.	8,016
350		Western Union Co.	8,652

			43,509

Computers: 1.5%
120	@	Affiliated Computer Services, Inc.	6,419
270	@	Apple, Inc.	45,209
120	@	Cognizant Technology Solutions Corp.	3,901
140	@	Computer Sciences Corp.	6,558
830	@	Dell, Inc.	18,160
810	@	EMC Corp.	11,899
1,050		Hewlett-Packard Co.	46,421
560		International Business Machines Corp.	66,377
100	@	Lexmark International, Inc.	3,343
120	@	NetApp, Inc.	2,599
120	@	Sandisk Corp.	2,244
340	@	Sun Microsystems, Inc.	3,699
120	@	Teradata Corp.	2,777

			219,606

Cosmetics/Personal Care: 0.6%
270		Avon Products, Inc.	9,725
120		Colgate-Palmolive Co.	8,292
1,250		Procter & Gamble Co.	76,013

			94,030

Distribution/Wholesale: 0.0%
170		Genuine Parts Co.	6,746

			6,746

Diversified Financial Services: 1.7%
360		American Express Co.	13,561
110		Ameriprise Financial, Inc.	4,474
220		Charles Schwab Corp.	4,519
150		CIT Group, Inc.	1,022
1,890		Citigroup, Inc.	31,676
60		CME Group, Inc.	22,991
250		Countrywide Financial Corp.	1,063
230		Discover Financial Services	3,029
650	@	E*Trade Financial Corp.	2,041
260		Federal Home Loan Mortgage Corporation	4,264
380		Federal National Mortgage Association	7,414
230		Goldman Sachs Group, Inc.	40,227
1,297		JPMorgan Chase & Co.	44,500
100		Legg Mason, Inc.	4,357
230		Lehman Brothers Holdings, Inc.	4,556
560		Merrill Lynch & Co., Inc.	17,758
540		Morgan Stanley	19,478

Shares			Value

110		NYSE Euronext	$5,573
120	@	SLM Corp.	2,322
100		T. Rowe Price Group, Inc.	5,647

			240,472

Electric: 1.1%
350	@	AES Corp.	6,724
520		American Electric Power Co., Inc.	20,920
350		Centerpoint Energy, Inc.	5,618
270		Dominion Resources, Inc.	12,822
300		DTE Energy Co.	12,732
1,110		Duke Energy Corp.	19,292
270		Edison International	13,873
100		Entergy Corp.	12,048
120		Exelon Corp.	10,795
170		FPL Group, Inc.	11,149
350		Pepco Holdings, Inc.	8,978
100		PG&E Corp.	3,969
120		PPL Corp.	6,272
150		Public Service Enterprise Group, Inc.	6,890

			152,082

Electrical Components & Equipment: 0.1%
250		Emerson Electric Co.	12,363
120		Molex, Inc.	2,929

			15,292

Electronics: 0.3%
230	@	Agilent Technologies, Inc.	8,174
120		Applera Corp. - Applied Biosystems Group	4,018
170		Jabil Circuit, Inc.	2,790
150		PerkinElmer, Inc.	4,178
240	@	Thermo Electron Corp.	13,375
210	@@	Tyco Electronics Ltd.	7,522
100	@	Waters Corp.	6,450

			46,507

Engineering & Construction: 0.2%
100		Fluor Corp.	18,608
100	@	Jacobs Engineering Group, Inc.	8,070

			26,678

Environmental Control: 0.1%
370	@	Allied Waste Industries, Inc.	4,669
170		Waste Management, Inc.	6,411

			11,080

Food: 0.6%
270		ConAgra Foods, Inc.	5,206
170		General Mills, Inc.	10,331
160		HJ Heinz Co.	7,656
270		Kellogg Co.	12,965
443		Kraft Foods, Inc.	12,603
220		Kroger Co.	6,351
630		Sara Lee Corp.	7,718
170		Supervalu, Inc.	5,251
150		Sysco Corp.	4,127
120		WM Wrigley Jr. Co.	9,334

			81,542

Gas: 0.1%
270		Sempra Energy	15,242

			15,242

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Hand/Machine Tools: 0.1%
60		Black & Decker Corp.	$3,451
110		Snap-On, Inc.	5,721
100		Stanley Works	4,483

			13,655

Healthcare - Products: 1.0%
220		Baxter International, Inc.	14,067
100		Becton Dickinson & Co.	8,130
710	@	Boston Scientific Corp.	8,726
210	@@	Covidien Ltd.	10,057
870		Johnson & Johnson	55,976
460		Medtronic, Inc.	23,805
170	@	Patterson Cos., Inc.	4,996
270	@	St. Jude Medical, Inc.	11,038
120		Stryker Corp.	7,546
100	@	Varian Medical Systems, Inc.	5,185
30	@	Zimmer Holdings, Inc.	2,042

			151,568

Healthcare - Services: 0.4%
210		Aetna, Inc.	8,511
130		Cigna Corp.	4,601
110	@	Humana, Inc.	4,375
110	@	Laboratory Corp. of America Holdings	7,659
100		Quest Diagnostics	4,847
370		UnitedHealth Group, Inc.	9,713
230	@	WellPoint, Inc.	10,962

			50,668

Home Builders: 0.0%
170		D.R. Horton, Inc.	1,845
250		Lennar Corp.	3,085

			4,930

Household Products/Wares: 0.2%
100		Avery Dennison Corp.	4,393
170		Clorox Co.	8,874
100		Fortune Brands, Inc.	6,241
230		Kimberly-Clark Corp.	13,749

			33,257

Insurance: 1.1%
170	@@	ACE Ltd.	9,365
170		Aflac, Inc.	10,676
220		Allstate Corp.	10,030
990		American International Group, Inc.	26,195
100		AON Corp.	4,594
120		Assurant, Inc.	7,915
220		Chubb Corp.	10,782
120		Cincinnati Financial Corp.	3,048
170		Genworth Financial, Inc.	3,028
150		Hartford Financial Services Group, Inc.	9,686
120		Lincoln National Corp.	5,438
55		Loews Corp.	2,580
120		Marsh & McLennan Cos., Inc.	3,186
390		Metlife, Inc.	20,580
140		Progressive Corp.	2,621
230		Prudential Financial, Inc.	13,740
120		Torchmark Corp.	7,038
240		Travelers Cos., Inc.	10,416

Shares			Value

170		UnumProvident Corp.	$3,477
100	@@	XL Capital Ltd.	2,056

			166,451

Internet: 0.8%
100	@	Akamai Technologies, Inc.	3,479
120	@	Amazon.com, Inc.	8,800
390	@	eBay, Inc.	10,659
120	@	Expedia, Inc.	2,206
130	@	Google, Inc. - Class A	68,435
300	@	Symantec Corp.	5,805
460	@	Yahoo!, Inc.	9,504

			108,888

Iron/Steel: 0.2%
210		Nucor Corp.	15,681
50		United States Steel Corp.	9,239

			24,920

Lodging: 0.0%
120		Starwood Hotels & Resorts Worldwide, Inc.	4,808

			4,808

Machinery - Construction & Mining: 0.2%
260		Caterpillar, Inc.	19,193
120	@	Terex Corp.	6,164

			25,357

Machinery - Diversified: 0.2%
80		Cummins, Inc.	5,242
170		Deere & Co.	12,262
100		Manitowoc Co., Inc.	3,253
100		Rockwell Automation, Inc.	4,373

			25,130

Media: 0.7%
120		CBS Corp. - Class B	2,339
230		Clear Channel Communications, Inc.	8,096
840		Comcast Corp. - Class A	15,935
210	@	DIRECTV Group, Inc.	5,441
1,100		News Corp. - Class A	16,544
1,190		Time Warner, Inc.	17,612
270	@	Viacom - Class B	8,246
720		Walt Disney Co.	22,464

			96,677

Metal Fabricate/Hardware: 0.1%
100		Precision Castparts Corp.	9,637

			9,637

Mining: 0.2%
120		Alcoa, Inc.	4,274
131		Freeport-McMoRan Copper & Gold, Inc.	15,352
170		Newmont Mining Corp.	8,867

			28,493

Miscellaneous Manufacturing: 1.3%
270		3M Co.	18,789
150		Cooper Industries Ltd.	5,925
270		Dover Corp.	13,060
100		Eaton Corp.	8,497
3,770		General Electric Co.	100,621

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
310		Honeywell International, Inc.	$15,587
170		Illinois Tool Works, Inc.	8,077
170		Leggett & Platt, Inc.	2,851
120		Parker Hannifin Corp.	8,558
170		Textron, Inc.	8,148
60	@@	Tyco International Ltd.	2,402

			192,515

Office/Business Equipment: 0.1%
270		Pitney Bowes, Inc.	9,207
480		Xerox Corp.	6,509

			15,716

Oil & Gas: 4.2%
200		Anadarko Petroleum Corp.	14,968
170		Apache Corp.	23,630
60		Cabot Oil & Gas Corp.	4,064
270		Chesapeake Energy Corp.	17,809
860		Chevron Corp.	85,252
673		ConocoPhillips	63,524
240		Devon Energy Corp.	28,838
120		ENSCO International, Inc.	9,689
100		EOG Resources, Inc.	13,120
2,190		ExxonMobil Corp.	193,005
120		Hess Corp.	15,143
230		Marathon Oil Corp.	11,930
120		Murphy Oil Corp.	11,766
120	@, @@	Nabors Industries Ltd.	5,908
100		Noble Corp.	6,496
110		Noble Energy, Inc.	11,062
320		Occidental Petroleum Corp.	28,755
120		Questar Corp.	8,525
100		Range Resources Corp.	6,554
150	@	Southwestern Energy Co.	7,142
100		Sunoco, Inc.	4,069
165	@	Transocean, Inc.	25,144
120		Valero Energy Corp.	4,942
200		XTO Energy, Inc.	13,702

			615,037

Oil & Gas Services: 0.7%
120		Baker Hughes, Inc.	10,481
220		Halliburton Co.	11,675
170	@	National Oilwell Varco, Inc.	15,082
420		Schlumberger Ltd.	45,121
100		Smith International, Inc.	8,314
140	@	Weatherford International Ltd.	6,943

			97,616

Packaging & Containers: 0.1%
170		Ball Corp.	8,116

			8,116

Pharmaceuticals: 1.4%
440		Abbott Laboratories	23,307
120		Allergan, Inc.	6,246
150		AmerisourceBergen Corp.	5,999
650		Bristol-Myers Squibb Co.	13,345
50		Cardinal Health, Inc.	2,579
360		Eli Lilly & Co.	16,618
110	@	Express Scripts, Inc.	6,899
150	@	Forest Laboratories, Inc.	5,211
176	@	King Pharmaceuticals, Inc.	1,843

Shares			Value

170	@	Medco Health Solutions, Inc.	$8,024
850		Merck & Co., Inc.	32,037
2,380		Pfizer, Inc.	41,579
700		Schering-Plough Corp.	13,783
120	@	Watson Pharmaceuticals, Inc.	3,260
590		Wyeth	28,296

			209,026

Pipelines: 0.2%
250		El Paso Corp.	5,435
270		Spectra Energy Corp.	7,760
270		Williams Cos., Inc.	10,884

			24,079

Retail: 1.7%
100		Abercrombie & Fitch Co.	6,268
110	@	Autozone, Inc.	13,311
160		Best Buy Co., Inc.	6,336
170	@	Big Lots, Inc.	5,311
110		Costco Wholesale Corp.	7,715
551		CVS Caremark Corp.	21,803
150		Darden Restaurants, Inc.	4,791
200		Family Dollar Stores, Inc.	3,988
120	@	GameStop Corp.	4,848
380		Gap, Inc.	6,335
390		Home Depot, Inc.	9,134
100		JC Penney Co., Inc.	3,629
250		Limited Brands, Inc.	4,213
480		Lowe’s Cos., Inc.	9,960
120		Macy’s, Inc.	2,330
540		McDonald’s Corp.	30,359
260		Staples, Inc.	6,175
200		Target Corp.	9,298
100		Tiffany & Co.	4,075
360		TJX Cos., Inc.	11,329
270		Walgreen Co.	8,778
970		Wal-Mart Stores, Inc.	54,514
230		Yum! Brands, Inc.	8,071

			242,571

Savings & Loans: 0.0%
230		Hudson City Bancorp., Inc.	3,836
380		Washington Mutual, Inc.	1,873

			5,709

Semiconductors: 0.8%
150		Altera Corp.	3,105
170		Analog Devices, Inc.	5,401
480		Applied Materials, Inc.	9,163
170	@	Broadcom Corp.	4,639
2,160		Intel Corp.	46,397
120		KLA-Tencor Corp.	4,885
100		Linear Technology Corp.	3,257
360	@	LSI Logic Corp.	2,210
120	@	MEMC Electronic Materials, Inc.	7,385
130		National Semiconductor Corp.	2,670
225	@	Nvidia Corp.	4,212
170	@	QLogic Corp.	2,480
650		Texas Instruments, Inc.	18,304
170		Xilinx, Inc.	4,293

			118,401

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Software: 1.2%
250	@	Adobe Systems, Inc.	$9,848
170	@	Autodesk, Inc.	5,748
110	@	BMC Software, Inc.	3,960
250		CA, Inc.	5,773
350	@	Compuware Corp.	3,339
120	@	Electronic Arts, Inc.	5,332
100		Fidelity National Information Services, Inc.	3,691
150	@	Fiserv, Inc.	6,806
270		IMS Health, Inc.	6,291
3,100		Microsoft Corp.	85,281
1,530	@	Oracle Corp.	32,130

			168,199

Telecommunications: 1.6%
2,153		AT&T, Inc.	72,535
100		CenturyTel, Inc.	3,559
2,260	@	Cisco Systems, Inc.	52,568
620		Corning, Inc.	14,291
92		Embarq Corp.	4,349
170	@	JDS Uniphase Corp.	1,931
130	@	Juniper Networks, Inc.	2,883
190		Motorola, Inc.	1,395
580		Qualcomm, Inc.	25,735
840		Qwest Communications International, Inc.	3,301
530		Sprint Nextel Corp.	5,035
1,080		Verizon Communications, Inc.	38,232
620		Windstream Corp.	7,651

			233,465

Textiles: 0.0%
120		Cintas Corp.	3,181

			3,181

Toys/Games/Hobbies: 0.1%
270		Hasbro, Inc.	9,644

			9,644

Transportation: 0.5%
120		Burlington Northern Santa Fe Corp.	11,987
100		CH Robinson Worldwide, Inc.	5,484
120		CSX Corp.	7,537
120		Expeditors International Washington, Inc.	5,160
50		FedEx Corp.	3,940
120		Norfolk Southern Corp.	7,520
120		Ryder System, Inc.	8,266
120		Union Pacific Corp.	9,060
210		United Parcel Service, Inc. - Class B	12,909

			71,863

		Total Common Stock (Cost $4,677,105)	4,431,482

REAL ESTATE INVESTMENT TRUSTS: 0.3%
Apartments: 0.0%
120		Equity Residential	4,592

			4,592

Shares			Value

Diversified: 0.1%
100		Vornado Realty Trust	$8,800

			8,800

Health Care: 0.0%
150		HCP, Inc.	4,772

			4,772

Hotels: 0.1%
460		Host Hotels & Resorts, Inc.	6,279

			6,279

Regional Malls: 0.1%
120		General Growth Properties, Inc.	4,204
100		Simon Property Group, Inc.	8,989

			13,193

Storage: 0.0%
20		Public Storage, Inc.	1,616

			1,616

Warehouse/Industrial: 0.0%
100		Prologis	5,435

			5,435

		Total Real Estate Investment Trusts (Cost $48,538)	44,687

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 48.0%
Federal Home Loan Mortgage Corporation: 35.0%
$6,000,000	^, Z	3.700%, due 01/15/13	$5,078,774

			5,078,774

Federal National Mortgage Association: 13.0%
2,222,000	^, Z	3.750%, due 01/15/13	1,880,039

			1,880,039

		Total U.S. Government Agency Obligations (Cost $6,966,466)	6,958,813

U.S. TREASURY OBLIGATIONS: 20.6%
U.S. Treasury STRIP: 20.6%
3,448,000	^	2.754%, due 11/15/12	2,988,251

		Total U.S. Treasury Obligations (Cost $3,022,689)	2,988,251

		Total Long-Term Investments (Cost $14,714,798)	14,423,233

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.7%
Repurchase Agreement: 0.7%
$103,000	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $103,007 to be received upon repurchase (Collateralized by $103,300 U.S. Treasury, 3.500%, Market Value plus accrued interest $105,078, due 12/15/09)		$103,000

	Total Short-Term Investments (Cost $103,000)		103,000

	Total Investments in Securities (Cost $14,817,798)*	100.2%	$14,526,233
	Other Assets and Liabilities - Net	(0.2)	(23,926)

	Net Assets	100.0%	$14,502,307

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $15,442,517.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$244,332
Gross Unrealized Depreciation	(1,160,616)

Net Unrealized Depreciation	$(916,284)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$4,476,169	$—
Level 2 — Other Significant Observable Inputs	10,050,064	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$14,526,233	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Investment Type Allocation as of June 30, 2008

(as a percent of net assets)

U.S. Government Agency Obligations	57.3%
U.S. Treasury Obligations	36.2%
Common Stock	6.8%
Real Estate Investment Trusts	0.0%
Other Assets and Liabilities - Net*	(0.3)%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund and repurchase agreement.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 6.8%
Advertising: 0.0%
200	@	Interpublic Group of Cos., Inc.	$1,720
70		Omnicom Group	3,142

			4,862

Aerospace/Defense: 0.2%
80		Boeing Co.	5,258
60		General Dynamics Corp.	5,052
10		Goodrich Corp.	475
20		L-3 Communications Holdings, Inc.	1,817
30		Lockheed Martin Corp.	2,960
60		Northrop Grumman Corp.	4,014
10		Raytheon Co.	563
110		United Technologies Corp.	6,787

			26,926

Agriculture: 0.1%
220		Altria Group, Inc.	4,523
60		Archer-Daniels-Midland Co.	2,025
14	@	Lorillard, Inc.	968
220		Philip Morris International, Inc.	10,866
50		Reynolds American, Inc.	2,334

			20,716

Airlines: 0.0%
70		Southwest Airlines Co.	913

			913

Apparel: 0.0%
80	@	Coach, Inc.	2,310
60		Nike, Inc.	3,577
10		Polo Ralph Lauren Corp.	628

			6,515

Auto Manufacturers: 0.0%
154	@	Ford Motor Co.	741
60		General Motors Corp.	690

			1,431

Auto Parts & Equipment: 0.0%
100		Johnson Controls, Inc.	2,868

			2,868

Shares			Value

Banks: 0.3%
500		Bank of America Corp.	$11,935
190		Bank of New York Mellon Corp.	7,188
60		BB&T Corp.	1,366
19		Capital One Financial Corp.	722
50		Fifth Third Bancorp.	509
29		Marshall & Ilsley Corp.	445
20		Northern Trust Corp.	1,371
206		Regions Financial Corp.	2,247
40		State Street Corp.	2,560
120		US Bancorp.	3,347
235		Wachovia Corp.	3,650
350		Wells Fargo & Co.	8,313
20		Zions Bancorp.	630

			44,283

Beverages: 0.2%
270		Coca-Cola Co.	14,035
70		Pepsi Bottling Group, Inc.	1,954
200		PepsiCo, Inc.	12,718

			28,707

Biotechnology: 0.1%
130	@	Amgen, Inc.	6,131
20	@	Biogen Idec, Inc.	1,118
50	@	Celgene Corp.	3,194
30	@	Genzyme Corp.	2,161
100	@	Gilead Sciences, Inc.	5,295

			17,899

Chemicals: 0.1%
90		Dow Chemical Co.	3,142
60		Ecolab, Inc.	2,579
120		EI Du Pont de Nemours & Co.	5,147
100		Hercules, Inc.	1,693
50		Monsanto Co.	6,322
20		PPG Industries, Inc.	1,147
70		Sigma-Aldrich Corp.	3,770

			23,800

Coal: 0.0%
20		Consol Energy, Inc.	2,247
10		Massey Energy Co.	938
20		Peabody Energy Corp.	1,761

			4,946

Commercial Services: 0.1%
20	@	Apollo Group, Inc. - Class A	885
100		H&R Block, Inc.	2,140
50		McKesson Corp.	2,796
10		Moody’s Corp.	344
50		Robert Half International, Inc.	1,199
60		RR Donnelley & Sons Co.	1,781
100		Western Union Co.	2,472

			11,617

Computers: 0.4%
10	@	Affiliated Computer Services, Inc.	535
90	@	Apple, Inc.	15,070
20	@	Cognizant Technology Solutions Corp.	650
20	@	Computer Sciences Corp.	937
250	@	Dell, Inc.	5,470
250	@	EMC Corp.	3,673
270		Hewlett-Packard Co.	11,937

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Computers: (continued)
140		International Business Machines Corp.	$16,594
50	@	Lexmark International, Inc.	1,672
50	@	NetApp, Inc.	1,083
50	@	Sandisk Corp.	935
100	@	Sun Microsystems, Inc.	1,088

			59,644

Cosmetics/Personal Care: 0.2%
20		Avon Products, Inc.	720
50		Colgate-Palmolive Co.	3,455
420		Procter & Gamble Co.	25,540

			29,715

Distribution/Wholesale: 0.0%
50		Genuine Parts Co.	1,984

			1,984

Diversified Financial Services: 0.3%
80		American Express Co.	3,014
20		Ameriprise Financial, Inc.	813
70		Charles Schwab Corp.	1,438
40		CIT Group, Inc.	272
590		Citigroup, Inc.	9,888
90		Countrywide Financial Corp.	383
60		Discover Financial Services	790
200	@	E*Trade Financial Corp.	628
60		Federal Home Loan Mortgage Corporation	984
90		Federal National Mortgage Association	1,756
40		Goldman Sachs Group, Inc.	6,996
401		JPMorgan Chase & Co.	13,758
50		Lehman Brothers Holdings, Inc.	991
170		Merrill Lynch & Co., Inc.	5,391
190		Morgan Stanley	6,853
20		NYSE Euronext	1,013
50	@	SLM Corp.	968

			55,936

Electric: 0.3%
100	@	AES Corp.	1,921
200		American Electric Power Co., Inc.	8,046
100		Centerpoint Energy, Inc.	1,605
70		Dominion Resources, Inc.	3,324
50		DTE Energy Co.	2,122
310		Duke Energy Corp.	5,388
60		Edison International	3,083
20		Entergy Corp.	2,410
50		Exelon Corp.	4,498
80		FPL Group, Inc.	5,246
100		Pepco Holdings, Inc.	2,565
40		Public Service Enterprise Group, Inc.	1,837

			42,045

Electrical Components & Equipment: 0.0%
70		Emerson Electric Co.	3,462
20		Molex, Inc.	488

			3,950

Electronics: 0.1%
60	@	Agilent Technologies, Inc.	2,132
20		Applera Corp. - Applied Biosystems Group	670

Shares			Value

50		Jabil Circuit, Inc.	$821
50	@	Thermo Electron Corp.	2,787
50	@@	Tyco Electronics Ltd.	1,791
20	@	Waters Corp.	1,290

			9,491

Engineering & Construction: 0.0%
10	@	Jacobs Engineering Group, Inc.	807

			807

Environmental Control: 0.0%
100	@	Allied Waste Industries, Inc.	1,262
60		Waste Management, Inc.	2,263

			3,525

Food: 0.1%
100		ConAgra Foods, Inc.	1,928
60		General Mills, Inc.	3,646
20		HJ Heinz Co.	957
30		Kellogg Co.	1,441
88		Kraft Foods, Inc.	2,504
100		Kroger Co.	2,887
200		Sara Lee Corp.	2,450
50		Supervalu, Inc.	1,545
20		WM Wrigley Jr. Co.	1,556

			18,914

Gas: 0.0%
60		Sempra Energy	3,387

			3,387

Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	575
20		Snap-On, Inc.	1,040
20		Stanley Works	897

			2,512

Healthcare - Products: 0.3%
70		Baxter International, Inc.	4,476
200	@	Boston Scientific Corp.	2,458
30	@@	Covidien Ltd.	1,437
10		CR Bard, Inc.	880
290		Johnson & Johnson	18,659
200		Medtronic, Inc.	10,350
20	@	St. Jude Medical, Inc.	818
20		Stryker Corp.	1,258
10	@	Varian Medical Systems, Inc.	519
10	@	Zimmer Holdings, Inc.	681

			41,536

Healthcare - Services: 0.1%
60		Aetna, Inc.	2,432
30		Cigna Corp.	1,062
20	@	Humana, Inc.	795
10	@	Laboratory Corp. of America Holdings	696
130		UnitedHealth Group, Inc.	3,413
60	@	WellPoint, Inc.	2,860

			11,258

Home Builders: 0.0%
70		D.R. Horton, Inc.	760
100		Lennar Corp.	1,234

			1,994

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Household Products/Wares: 0.0%
10		Clorox Co.	$522
80		Kimberly-Clark Corp.	4,782

			5,304

Insurance: 0.3%
40	@@	ACE Ltd.	2,204
40		Aflac, Inc.	2,512
60		Allstate Corp.	2,735
330		American International Group, Inc.	8,732
20		AON Corp.	919
10		Assurant, Inc.	660
60		Chubb Corp.	2,941
10		Cincinnati Financial Corp.	254
40		Genworth Financial, Inc.	712
40		Hartford Financial Services Group, Inc.	2,583
50		Lincoln National Corp.	2,266
40		Marsh & McLennan Cos., Inc.	1,062
170		Metlife, Inc.	8,971
50		Progressive Corp.	936
50		Prudential Financial, Inc.	2,987
20		Torchmark Corp.	1,173
70		Travelers Cos., Inc.	3,038
40		UnumProvident Corp.	818

			45,503

Internet: 0.1%
30	@	Amazon.com, Inc.	2,200
120	@	eBay, Inc.	3,280
30	@	Expedia, Inc.	551
20	@	Google, Inc. - Class A	10,528
100	@	Symantec Corp.	1,935
130	@	Yahoo!, Inc.	2,686

			21,180

Iron/Steel: 0.0%
10		Allegheny Technologies, Inc.	593
30		Nucor Corp.	2,240
20		United States Steel Corp.	3,696

			6,529

Lodging: 0.0%
50		Starwood Hotels & Resorts Worldwide, Inc.	2,004

			2,004

Machinery - Construction & Mining: 0.0%
70		Caterpillar, Inc.	5,167
10	@	Terex Corp.	514

			5,681

Machinery - Diversified: 0.0%
30		Cummins, Inc.	1,966
30		Deere & Co.	2,164

			4,130

Media: 0.2%
70		CBS Corp. - Class B	1,364
60		Clear Channel Communications, Inc.	2,112
290		Comcast Corp. - Class A	5,501
100	@	DIRECTV Group, Inc.	2,591
300		News Corp. - Class A	4,512
390		Time Warner, Inc.	5,772

Shares			Value

80	@	Viacom - Class B	$2,443
210		Walt Disney Co.	6,552

			30,847

Metal Fabricate/Hardware: 0.0%
10		Precision Castparts Corp.	964

			964

Mining: 0.1%
30		Alcoa, Inc.	1,069
47		Freeport-McMoRan Copper & Gold, Inc.	5,508
30		Newmont Mining Corp.	1,565

			8,142

Miscellaneous Manufacturing: 0.3%
70		3M Co.	4,871
50		Dover Corp.	2,419
20		Eaton Corp.	1,699
1,180		General Electric Co.	31,494
80		Honeywell International, Inc.	4,022
50		Illinois Tool Works, Inc.	2,376
50		Leggett & Platt, Inc.	839
20		Parker Hannifin Corp.	1,426
20		Textron, Inc.	959

			50,105

Office/Business Equipment: 0.0%
110		Pitney Bowes, Inc.	3,751
180		Xerox Corp.	2,441

			6,192

Oil & Gas: 0.9%
60		Anadarko Petroleum Corp.	4,490
20		Apache Corp.	2,780
10		Cabot Oil & Gas Corp.	677
20		Chesapeake Energy Corp.	1,319
230		Chevron Corp.	22,800
174		ConocoPhillips	16,424
60		Devon Energy Corp.	7,210
30		ENSCO International, Inc.	2,422
10		EOG Resources, Inc.	1,312
690		ExxonMobil Corp.	60,810
20		Hess Corp.	2,524
80		Marathon Oil Corp.	4,150
10		Murphy Oil Corp.	981
10		Noble Corp.	650
30		Noble Energy, Inc.	3,017
100		Occidental Petroleum Corp.	8,986
30		Questar Corp.	2,131
24	@	Transocean, Inc.	3,657
60		Valero Energy Corp.	2,471
30		XTO Energy, Inc.	2,055

			150,866

Oil & Gas Services: 0.1%
20		Baker Hughes, Inc.	1,747
60		Halliburton Co.	3,184
50	@	National Oilwell Varco, Inc.	4,436
90		Schlumberger Ltd.	9,669
20	@	Weatherford International Ltd.	992

			20,028

Packaging & Containers: 0.0%
30		Ball Corp.	1,432

			1,432

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Pharmaceuticals: 0.4%
130		Abbott Laboratories	$6,886
20		Allergan, Inc.	1,041
220		Bristol-Myers Squibb Co.	4,517
20		Cardinal Health, Inc.	1,032
130		Eli Lilly & Co.	6,001
20	@	Express Scripts, Inc.	1,254
60	@	King Pharmaceuticals, Inc.	628
50	@	Medco Health Solutions, Inc.	2,360
230		Merck & Co., Inc.	8,669
700		Pfizer, Inc.	12,229
230		Schering-Plough Corp.	4,529
210		Wyeth	10,072

			59,218

Pipelines: 0.1%
100		El Paso Corp.	2,174
120		Spectra Energy Corp.	3,449
70		Williams Cos., Inc.	2,822

			8,445

Retail: 0.4%
10		Abercrombie & Fitch Co.	627
10	@	Autozone, Inc.	1,210
50		Best Buy Co., Inc.	1,980
50	@	Big Lots, Inc.	1,562
70		Costco Wholesale Corp.	4,910
131		CVS Caremark Corp.	5,184
20		Darden Restaurants, Inc.	639
20		Family Dollar Stores, Inc.	399
20	@	GameStop Corp.	808
70		Gap, Inc.	1,167
110		Home Depot, Inc.	2,576
100		Limited Brands, Inc.	1,685
130		Lowe’s Cos., Inc.	2,698
100		Macy’s, Inc.	1,942
130		McDonald’s Corp.	7,309
70		Staples, Inc.	1,663
60		Target Corp.	2,789
70		TJX Cos., Inc.	2,203
60		Walgreen Co.	1,951
330		Wal-Mart Stores, Inc.	18,546
80		Yum! Brands, Inc.	2,807

			64,655

Savings & Loans: 0.0%
50		Hudson City Bancorp., Inc.	834
90		Washington Mutual, Inc.	444

			1,278

Semiconductors: 0.2%
150		Applied Materials, Inc.	2,864
60	@	Broadcom Corp.	1,637
700		Intel Corp.	15,036
20		KLA-Tencor Corp.	814
100	@	LSI Logic Corp.	614
20	@	MEMC Electronic Materials, Inc.	1,231
50		National Semiconductor Corp.	1,027
65	@	Nvidia Corp.	1,217
60	@	QLogic Corp.	875
230		Texas Instruments, Inc.	6,477

			31,792

Software: 0.3%
50	@	Adobe Systems, Inc.	1,970
30	@	Autodesk, Inc.	1,014
50	@	BMC Software, Inc.	1,800

Shares			Value

100		CA, Inc.	$2,309
100	@	Compuware Corp.	954
20	@	Electronic Arts, Inc.	889
50		IMS Health, Inc.	1,165
910		Microsoft Corp.	25,034
490	@	Oracle Corp.	10,290

			45,425

Telecommunications: 0.4%
598		AT&T, Inc.	20,147
60		CenturyTel, Inc.	2,135
710	@	Cisco Systems, Inc.	16,515
170		Corning, Inc.	3,919
16		Embarq Corp.	756
60	@	JDS Uniphase Corp.	682
60	@	Juniper Networks, Inc.	1,331
130		Motorola, Inc.	954
160		Qualcomm, Inc.	7,099
270		Qwest Communications International, Inc.	1,061
200		Sprint Nextel Corp.	1,900
330		Verizon Communications, Inc.	11,682
200		Windstream Corp.	2,468

			70,649

Toys/Games/Hobbies: 0.0%
100		Hasbro, Inc.	3,572

			3,572

Transportation: 0.1%
20		Burlington Northern Santa Fe Corp.	1,998
10		CH Robinson Worldwide, Inc.	548
60		CSX Corp.	3,769
10		Expeditors International Washington, Inc.	430
30		FedEx Corp.	2,364
40		Norfolk Southern Corp.	2,507
20		Union Pacific Corp.	1,510
90		United Parcel Service, Inc. - Class B	5,532

			18,658

		Total Common Stock (Cost $1,178,868)	1,144,780

REAL ESTATE INVESTMENT TRUSTS: 0.0%
Hotels: 0.0%
90		Host Hotels & Resorts, Inc.	1,229

			1,229

Regional Malls: 0.0%
20		General Growth Properties, Inc.	701
10		Simon Property Group, Inc.	899

			1,600

Warehouse/Industrial: 0.0%
20		Prologis	1,087

			1,087

		Total Real Estate Investment Trusts (Cost $4,516)	3,916

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.3%
Federal Home Loan Mortgage Corporation: 15.1%
$3,000,000	^, Z	3.700%, due 01/15/13	$2,539,398

			2,539,398

Federal National Mortgage Association: 17.5%
3,500,000	^^, Z	3.700%, due 02/21/13	2,956,475

			2,956,475

Other U.S. Agency Obligations: 24.7%
1,210,000	Z	Financing Corp., 4.060%, due 05/11/13	1,008,249
2,500,000	Z	Resolution Funding Corp., 3.610%, due 01/15/13	2,143,188
1,200,000	^, Z	Resolution Funding Corp., 3.710%, due 04/15/13	1,016,719

			4,168,156

		Total U.S. Government Agency Obligations (Cost $9,836,061)	9,664,029

U.S. TREASURY OBLIGATIONS: 36.2%
U.S. Treasury STRIP: 36.2%
7,139,000	^	3.400%, due 02/15/13	6,108,825

		Total U.S. Treasury Obligations (Cost $6,295,095)	6,108,825

		Total Long-Term Investments (Cost $17,314,540)	16,921,550

Shares			Value
SHORT-TERM INVESTMENTS: 0.8%
Mutual Fund: 0.1%
25,000	**	ING Institutional Prime Money Market Fund	$25,000

		Total Mutual Fund (Cost $25,000)	25,000

Principal Amount			Value

Repurchase Agreement: 0.7%
$115,000	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $115,008 to be received upon repurchase (Collateralized by $115,400 U.S. Treasury, 3.500%, Market Value plus accrued interest $117,387, due 12/15/09)		$115,000

	Total Repurchase Agreement (Cost $115,000)		115,000

	Total Short-Term Investments (Cost $140,000)		140,000

	Total Investments in Securities (Cost $17,454,540)*	101.1%	$17,061,550
	Other Assets and Liabilities - Net	(1.1)	(181,768)

	Net Assets	100.0%	$16,879,782

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $17,644,531.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$57,905
Gross Unrealized Depreciation	(640,886)

Net Unrealized Depreciation	$(582,981)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,173,696	$—
Level 2 — Other Significant Observable Inputs	15,887,854	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$17,061,550	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

COMMON STOCK: 38.2%
Advertising: 0.1%
1,900	@	Interpublic Group of Cos., Inc.	$16,340
650		Omnicom Group	29,172

			45,512

Aerospace/Defense: 0.9%
1,050		Boeing Co.	69,006
400		General Dynamics Corp.	33,680
350		Goodrich Corp.	16,611
250		L-3 Communications Holdings, Inc.	22,718
400		Lockheed Martin Corp.	39,464
450		Northrop Grumman Corp.	30,105
200		Raytheon Co.	11,256
1,100		United Technologies Corp.	67,870

			290,710

Agriculture: 0.7%
2,150		Altria Group, Inc.	44,204
800		Archer-Daniels-Midland Co.	27,000
313	@	Lorillard, Inc.	21,647
2,150		Philip Morris International, Inc.	106,189
350		Reynolds American, Inc.	16,335

			215,375

Airlines: 0.0%
1,000		Southwest Airlines Co.	13,040

			13,040

Apparel: 0.2%
650	@	Coach, Inc.	18,772
500		Nike, Inc.	29,805

Shares			Value

100		Polo Ralph Lauren Corp.	$6,278
300		VF Corp.	21,354

			76,209

Auto Manufacturers: 0.1%
1,991	@	Ford Motor Co.	9,577
500		General Motors Corp.	5,750

			15,327

Auto Parts & Equipment: 0.1%
400	@	Goodyear Tire & Rubber Co.	7,132
1,000		Johnson Controls, Inc.	28,680

			35,812

Banks: 1.5%
4,800		Bank of America Corp.	114,576
1,500		Bank of New York Mellon Corp.	56,745
500		BB&T Corp.	11,385
403		Capital One Financial Corp.	15,318
500		Fifth Third Bancorp.	5,090
200		M&T Bank Corp.	14,108
300		Marshall & Ilsley Corp.	4,599
400		Northern Trust Corp.	27,428
1,617		Regions Financial Corp.	17,641
500		State Street Corp.	31,995
1,200		US Bancorp.	33,468
2,093		Wachovia Corp.	32,504
3,050		Wells Fargo & Co.	72,438
350		Zions Bancorp.	11,022

			448,317

Beverages: 0.8%
250		Anheuser-Busch Cos., Inc.	15,530
2,300		Coca-Cola Co.	119,554
400		Coca-Cola Enterprises, Inc.	6,920
800		Pepsi Bottling Group, Inc.	22,336
1,500		PepsiCo, Inc.	95,385

			259,725

Biotechnology: 0.5%
1,150	@	Amgen, Inc.	54,234
350	@	Biogen Idec, Inc.	19,562
450	@	Celgene Corp.	28,742
150	@	Genzyme Corp.	10,803
950	@	Gilead Sciences, Inc.	50,303

			163,644

Chemicals: 1.0%
400		Air Products & Chemicals, Inc.	39,544
1,150		Dow Chemical Co.	40,147
100		Eastman Chemical Co.	6,886
150		Ecolab, Inc.	6,449
1,200		EI Du Pont de Nemours & Co.	51,468
400		Hercules, Inc.	6,772
400		International Flavors & Fragrances, Inc.	15,624
600		Monsanto Co.	75,864
150		PPG Industries, Inc.	8,606
200		Praxair, Inc.	18,848
300		Rohm & Haas Co.	13,932
500		Sigma-Aldrich Corp.	26,930

			311,070

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.2%
150		Consol Energy, Inc.	$16,856
120		Massey Energy Co.	11,250
250		Peabody Energy Corp.	22,013

			50,119

Commercial Services: 0.3%
150	@	Apollo Group, Inc. - Class A	6,639
200		Automatic Data Processing, Inc.	8,380
600		H&R Block, Inc.	12,840
300		McKesson Corp.	16,773
150		Moody’s Corp.	5,166
450		Robert Half International, Inc.	10,787
600		RR Donnelley & Sons Co.	17,814
850		Western Union Co.	21,012

			99,411

Computers: 2.1%
400	@	Affiliated Computer Services, Inc.	21,396
950	@	Apple, Inc.	159,068
250	@	Cognizant Technology Solutions Corp.	8,128
300	@	Computer Sciences Corp.	14,052
2,500	@	Dell, Inc.	54,700
2,150	@	EMC Corp.	31,584
2,750		Hewlett-Packard Co.	121,578
1,550		International Business Machines Corp.	183,722
300	@	Lexmark International, Inc.	10,029
350	@	NetApp, Inc.	7,581
350	@	Sandisk Corp.	6,545
812	@	Sun Microsystems, Inc.	8,835
300	@	Teradata Corp.	6,942

			634,160

Cosmetics/Personal Care: 0.8%
500		Avon Products, Inc.	18,010
350		Colgate-Palmolive Co.	24,185
3,500		Procter & Gamble Co.	212,835

			255,030

Distribution/Wholesale: 0.1%
500		Genuine Parts Co.	19,840

			19,840

Diversified Financial Services: 1.8%
1,150		American Express Co.	43,321
350		Ameriprise Financial, Inc.	14,235
600		Charles Schwab Corp.	12,324
550		CIT Group, Inc.	3,746
5,350		Citigroup, Inc.	89,666
20		CME Group, Inc.	7,664
650		Countrywide Financial Corp.	2,763
800		Discover Financial Services	10,536
1,700	@	E*Trade Financial Corp.	5,338
700		Federal Home Loan Mortgage Corporation	11,480
1,200		Federal National Mortgage Association	23,412
400		Goldman Sachs Group, Inc.	69,960
100	@	IntercontinentalExchange, Inc.	11,400
3,567		JPMorgan Chase & Co.	122,384
700		Lehman Brothers Holdings, Inc.	13,867
1,400		Merrill Lynch & Co., Inc.	44,394

Shares			Value

1,350		Morgan Stanley	$48,695
400		NYSE Euronext	20,264
400	@	SLM Corp.	7,740

			563,189

Electric: 1.4%
700	@	AES Corp.	13,447
1,300		American Electric Power Co., Inc.	52,299
700		Centerpoint Energy, Inc.	11,235
950		Dominion Resources, Inc.	45,116
1,000		DTE Energy Co.	42,440
3,150		Duke Energy Corp.	54,747
900		Edison International	46,242
200		Entergy Corp.	24,096
400		Exelon Corp.	35,984
400		FPL Group, Inc.	26,232
1,200		Pepco Holdings, Inc.	30,780
300		PG&E Corp.	11,907
350		PPL Corp.	18,295
300		Public Service Enterprise Group, Inc.	13,779

			426,599

Electrical Components & Equipment: 0.1%
700		Emerson Electric Co.	34,615
300		Molex, Inc.	7,323

			41,938

Electronics: 0.4%
550	@	Agilent Technologies, Inc.	19,547
350		Applera Corp. - Applied Biosystems Group	11,718
800		Jabil Circuit, Inc.	13,128
400		PerkinElmer, Inc.	11,140
700	@	Thermo Electron Corp.	39,011
575	@@	Tyco Electronics Ltd.	20,597
150	@	Waters Corp.	9,675

			124,816

Engineering & Construction: 0.2%
200		Fluor Corp.	37,216
150	@	Jacobs Engineering Group, Inc.	12,105

			49,321

Environmental Control: 0.1%
1,200	@	Allied Waste Industries, Inc.	15,144
400		Waste Management, Inc.	15,084

			30,228

Food: 0.6%
700		ConAgra Foods, Inc.	13,496
400		General Mills, Inc.	24,308
350		HJ Heinz Co.	16,748
450		Kellogg Co.	21,609
1,144		Kraft Foods, Inc.	32,547
400		Kroger Co.	11,548
1,800		Sara Lee Corp.	22,050
400		Supervalu, Inc.	12,356
400		Sysco Corp.	11,004
250		WM Wrigley Jr. Co.	19,445

			185,111

Gas: 0.1%
550		Sempra Energy	31,048

			31,048

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Hand/Machine Tools: 0.1%
150		Black & Decker Corp.	$8,627
150		Snap-On, Inc.	7,802
300		Stanley Works	13,449

			29,878

Healthcare - Products: 1.4%
500		Baxter International, Inc.	31,970
300		Becton Dickinson & Co.	24,390
1,950	@	Boston Scientific Corp.	23,966
375	@@	Covidien Ltd.	17,959
150		CR Bard, Inc.	13,193
100	@	Intuitive Surgical, Inc.	26,940
2,350		Johnson & Johnson	151,199
1,250		Medtronic, Inc.	64,688
400	@	Patterson Cos., Inc.	11,756
550	@	St. Jude Medical, Inc.	22,484
250		Stryker Corp.	15,720
200	@	Varian Medical Systems, Inc.	10,370
100	@	Zimmer Holdings, Inc.	6,805

			421,440

Healthcare - Services: 0.4%
450		Aetna, Inc.	18,239
400		Cigna Corp.	14,156
150	@	Humana, Inc.	5,966
250	@	Laboratory Corp. of America Holdings	17,408
300		Quest Diagnostics	14,541
1,100		UnitedHealth Group, Inc.	28,875
350	@	WellPoint, Inc.	16,681

			115,866

Home Builders: 0.0%
400		D.R. Horton, Inc.	4,340
700		Lennar Corp.	8,638

			12,978

Household Products/Wares: 0.3%
200		Avery Dennison Corp.	8,786
400		Clorox Co.	20,880
400		Fortune Brands, Inc.	24,964
650		Kimberly-Clark Corp.	38,857

			93,487

Insurance: 1.5%
400	@@	ACE Ltd.	22,036
450		Aflac, Inc.	28,260
550		Allstate Corp.	25,075
2,750		American International Group, Inc.	72,765
300		AON Corp.	13,782
250		Assurant, Inc.	16,490
650		Chubb Corp.	31,857
400		Cincinnati Financial Corp.	10,160
500		Genworth Financial, Inc.	8,905
350		Hartford Financial Services Group, Inc.	22,600
400		Lincoln National Corp.	18,128
138		Loews Corp.	6,472
350		Marsh & McLennan Cos., Inc.	9,293
1,200		Metlife, Inc.	63,324
350		Progressive Corp.	6,552
500		Prudential Financial, Inc.	29,870
200		Torchmark Corp.	11,730

Shares			Value

850		Travelers Cos., Inc.	$36,890
550		UnumProvident Corp.	11,248
200	@@	XL Capital Ltd.	4,112

			449,549

Internet: 0.8%
200	@	Akamai Technologies, Inc.	6,958
350	@	Amazon.com, Inc.	25,666
1,250	@	eBay, Inc.	34,163
300	@	Expedia, Inc.	5,514
250	@	Google, Inc. - Class A	131,605
400	@	IAC/InterActiveCorp.	7,712
1,000	@	Symantec Corp.	19,350
1,200	@	Yahoo!, Inc.	24,792

			255,760

Iron/Steel: 0.2%
100		Allegheny Technologies, Inc.	5,928
400		Nucor Corp.	29,868
150		United States Steel Corp.	27,717

			63,513

Lodging: 0.0%
350		Starwood Hotels & Resorts Worldwide, Inc.	14,025

			14,025

Machinery - Construction & Mining: 0.2%
800		Caterpillar, Inc.	59,056
200	@	Terex Corp.	10,274

			69,330

Machinery - Diversified: 0.2%
150		Cummins, Inc.	9,828
450		Deere & Co.	32,459
200		Manitowoc Co., Inc.	6,506
100		Rockwell Automation, Inc.	4,373

			53,166

Media: 0.9%
300		CBS Corp. - Class B	5,847
400		Clear Channel Communications, Inc.	14,080
2,775		Comcast Corp. - Class A	52,642
800	@	DIRECTV Group, Inc.	20,728
3,000		News Corp. - Class A	45,120
3,100		Time Warner, Inc.	45,880
950	@	Viacom - Class B	29,013
2,000		Walt Disney Co.	62,400

			275,710

Metal Fabricate/Hardware: 0.1%
200		Precision Castparts Corp.	19,274

			19,274

Mining: 0.3%
400		Alcoa, Inc.	14,248
402		Freeport-McMoRan Copper & Gold, Inc.	47,110
400		Newmont Mining Corp.	20,864

			82,222

Miscellaneous Manufacturing: 1.7%
650		3M Co.	45,234
400		Cooper Industries Ltd.	15,800

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
600		Dover Corp.	$29,022
350		Eaton Corp.	29,740
10,550		General Electric Co.	281,544
1,050		Honeywell International, Inc.	52,794
400		Illinois Tool Works, Inc.	19,004
500		Leggett & Platt, Inc.	8,385
325		Parker Hannifin Corp.	23,179
350		Textron, Inc.	16,776
325	@@	Tyco International Ltd.	13,013

			534,491

Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	27,280
1,200		Xerox Corp.	16,272

			43,552

Oil & Gas: 5.3%
550		Anadarko Petroleum Corp.	41,162
350		Apache Corp.	48,650
150		Cabot Oil & Gas Corp.	10,160
550		Chesapeake Energy Corp.	36,278
2,450		Chevron Corp.	242,869
1,800		ConocoPhillips	169,902
500		Devon Energy Corp.	60,080
150		ENSCO International, Inc.	12,111
300		EOG Resources, Inc.	39,360
5,900		ExxonMobil Corp.	519,967
350		Hess Corp.	44,167
750		Marathon Oil Corp.	38,903
350		Murphy Oil Corp.	34,318
300	@, @@	Nabors Industries Ltd.	14,769
200		Noble Corp.	12,992
370		Noble Energy, Inc.	37,207
1,050		Occidental Petroleum Corp.	94,353
300		Questar Corp.	21,312
200		Range Resources Corp.	13,108
400	@	Southwestern Energy Co.	19,044
200		Sunoco, Inc.	8,138
414	@	Transocean, Inc.	63,089
350		Valero Energy Corp.	14,413
437		XTO Energy, Inc.	29,939

			1,626,291

Oil & Gas Services: 0.8%
350		Baker Hughes, Inc.	30,569
550		Halliburton Co.	29,189
400	@	National Oilwell Varco, Inc.	35,488
1,200		Schlumberger Ltd.	128,916
200		Smith International, Inc.	16,628
400	@	Weatherford International Ltd.	19,836

			260,626

Packaging & Containers: 0.1%
400		Ball Corp.	19,096

			19,096

Pharmaceuticals: 1.9%
1,150		Abbott Laboratories	60,916
350		Allergan, Inc.	18,218
400		AmerisourceBergen Corp.	15,996
2,000		Bristol-Myers Squibb Co.	41,060
200		Cardinal Health, Inc.	10,316
1,200		Eli Lilly & Co.	55,392

Shares			Value

370	@	Express Scripts, Inc.	$23,206
400	@	Forest Laboratories, Inc.	13,896
919	@	King Pharmaceuticals, Inc.	9,622
400	@	Medco Health Solutions, Inc.	18,880
2,400		Merck & Co., Inc.	90,456
6,400		Pfizer, Inc.	111,808
2,000		Schering-Plough Corp.	39,380
300	@	Watson Pharmaceuticals, Inc.	8,151
1,550		Wyeth	74,338

			591,635

Pipelines: 0.3%
1,000		El Paso Corp.	21,740
800		Spectra Energy Corp.	22,992
800		Williams Cos., Inc.	32,248

			76,980

Retail: 2.1%
150		Abercrombie & Fitch Co.	9,402
150	@	Autozone, Inc.	18,152
550		Best Buy Co., Inc.	21,780
400	@	Big Lots, Inc.	12,496
400		Costco Wholesale Corp.	28,056
1,404		CVS Caremark Corp.	55,556
350		Darden Restaurants, Inc.	11,179
350		Family Dollar Stores, Inc.	6,979
300	@	GameStop Corp.	12,120
1,150		Gap, Inc.	19,171
1,200		Home Depot, Inc.	28,104
200		JC Penney Co., Inc.	7,258
800		Limited Brands, Inc.	13,480
1,300		Lowe’s Cos., Inc.	26,975
400		Macy’s, Inc.	7,768
1,500		McDonald’s Corp.	84,330
950		Staples, Inc.	22,563
700		Target Corp.	32,543
300		Tiffany & Co.	12,225
950		TJX Cos., Inc.	29,897
850		Walgreen Co.	27,634
2,750		Wal-Mart Stores, Inc.	154,550
350		Yum! Brands, Inc.	12,282

			654,500

Savings & Loans: 0.0%
500		Hudson City Bancorp., Inc.	8,340
1,150		Washington Mutual, Inc.	5,670

			14,010

Semiconductors: 1.0%
400		Altera Corp.	8,280
400		Analog Devices, Inc.	12,708
1,200		Applied Materials, Inc.	22,908
450	@	Broadcom Corp.	12,281
5,900		Intel Corp.	126,732
250		KLA-Tencor Corp.	10,178
200		Linear Technology Corp.	6,514
1,400	@	LSI Logic Corp.	8,596
250	@	MEMC Electronic Materials, Inc.	15,385
600		National Semiconductor Corp.	12,324
525	@	Nvidia Corp.	9,828
600	@	QLogic Corp.	8,754
1,950		Texas Instruments, Inc.	54,912
300		Xilinx, Inc.	7,575

			316,975

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Software: 1.5%
600	@	Adobe Systems, Inc.	$23,634
350	@	Autodesk, Inc.	11,834
300	@	BMC Software, Inc.	10,800
950		CA, Inc.	21,936
1,100	@	Compuware Corp.	10,494
200	@	Electronic Arts, Inc.	8,886
200		Fidelity National Information Services, Inc.	7,382
400	@	Fiserv, Inc.	18,148
800		IMS Health, Inc.	18,640
8,600		Microsoft Corp.	236,586
4,150	@	Oracle Corp.	87,150

			455,490

Telecommunications: 2.1%
5,877		AT&T, Inc.	197,996
300		CenturyTel, Inc.	10,677
6,400	@	Cisco Systems, Inc.	148,864
1,650		Corning, Inc.	38,033
300		Embarq Corp.	14,181
600	@	JDS Uniphase Corp.	6,816
400	@	Juniper Networks, Inc.	8,872
1,150		Motorola, Inc.	8,441
1,450		Qualcomm, Inc.	64,337
2,750		Qwest Communications International, Inc.	10,808
1,450		Sprint Nextel Corp.	13,775
2,900		Verizon Communications, Inc.	102,660
2,000		Windstream Corp.	24,680

			650,140

Textiles: 0.0%
300		Cintas Corp.	7,953

			7,953

Toys/Games/Hobbies: 0.1%
600		Hasbro, Inc.	21,432

			21,432

Transportation: 0.7%
300		Burlington Northern Santa Fe Corp.	29,967
200		CH Robinson Worldwide, Inc.	10,968
400		CSX Corp.	25,124
300		Expeditors International Washington, Inc.	12,900
150		FedEx Corp.	11,819
300		Norfolk Southern Corp.	18,801
300		Ryder System, Inc.	20,664
400		Union Pacific Corp.	30,200
700		United Parcel Service, Inc. - Class B	43,029

			203,472

		Total Common Stock (Cost $12,618,352)	11,818,392

REAL ESTATE INVESTMENT TRUSTS: 0.4%
Apartments: 0.0%
400		Equity Residential	15,308

			15,308

Diversified: 0.1%
300		Vornado Realty Trust	26,400

			26,400

Shares			Value

Health Care: 0.0%
400		HCP, Inc.	$12,724

			12,724

Hotels: 0.1%
1,200		Host Hotels & Resorts, Inc.	16,380

			16,380

Regional Malls: 0.1%
250		General Growth Properties, Inc.	8,758
200		Simon Property Group, Inc.	17,978

			26,736

Storage: 0.0%
100		Public Storage, Inc.	8,079

			8,079

Warehouse/Industrial: 0.1%
350		Prologis	19,023

			19,023

		Total Real Estate Investment Trusts (Cost $135,858)	124,650

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.1%
Federal National Mortgage Association: 26.7%
$10,000,000	^, Z	4.080%, due 07/15/13	$8,272,190

			8,272,190

Other U.S. Agency Obligations: 16.4%
6,000,000	^, Z	Resolution Funding Corp., 3.710%, due 04/15/13	5,083,596

			5,083,596

		Total U.S. Government Agency Obligations (Cost $13,684,879)	13,355,786

U.S. TREASURY OBLIGATIONS: 17.8%
U.S. Treasury STRIP: 17.8%
6,499,000	^	2.734%, due 05/15/13	5,501,332

		Total U.S. Treasury Obligations (Cost $5,525,946)	5,501,332

		Total Long-Term Investments (Cost $31,965,035)	30,800,160

Shares				Value

SHORT-TERM INVESTMENTS: 0.3%
Mutual Fund: 0.3%
96,000	**	ING Institutional Prime Money Market Fund		$96,000

		Total Short-Term Investments (Cost $96,000)		96,000

		Total Investments in Securities (Cost $32,061,035)*	99.8%	$30,896,160
		Other Assets and Liabilities - Net	0.2	47,265

		Net Assets	100.0%	$30,943,425

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $33,996,648.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$477,179
Gross Unrealized Depreciation	(3,577,667)

Net Unrealized Depreciation	$(3,100,488)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$12,039,042	$—
Level 2 — Other Significant Observable Inputs	18,857,118	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$30,896,160	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Investment Type Allocation as of June 30, 2008

(as a percent of net assets)

U.S. Government Agency Obligations	77.2%
U.S. Treasury Obligations	20.3%
Common Stock	6.7%
Real Estate Investment Trusts	0.0%
Other Assets and Liabilities - Net*	(4.2)%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund and repurchase agreement.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 6.7%
Advertising: 0.0%
450	@	Interpublic Group of Cos., Inc.	$3,870
250		Omnicom Group	11,220

			15,090

Aerospace/Defense: 0.2%
300		Boeing Co.	19,716
150		General Dynamics Corp.	12,630
150		Goodrich Corp.	7,119
100		L-3 Communications Holdings, Inc.	9,087
160		Lockheed Martin Corp.	15,786
200		Northrop Grumman Corp.	13,380
50		Raytheon Co.	2,814
100		Rockwell Collins, Inc.	4,796
380		United Technologies Corp.	23,446

			108,774

Agriculture: 0.1%
670		Altria Group, Inc.	13,775
250		Archer-Daniels-Midland Co.	8,438
42	@	Lorillard, Inc.	2,905
770		Philip Morris International, Inc.	38,030
100		Reynolds American, Inc.	4,667

			67,815

Airlines: 0.0%
310		Southwest Airlines Co.	4,042

			4,042

Apparel: 0.1%
250	@	Coach, Inc.	7,220
250		Nike, Inc.	14,903
50		Polo Ralph Lauren Corp.	3,139
50		VF Corp.	3,559

			28,821

Auto Manufacturers: 0.0%
503	@	Ford Motor Co.	2,419
150		General Motors Corp.	1,725

			4,144

Shares			Value

Auto Parts & Equipment: 0.0%
150	@	Goodyear Tire & Rubber Co.	$2,675
300		Johnson Controls, Inc.	8,604

			11,279

Banks: 0.3%
1,650		Bank of America Corp.	39,386
460		Bank of New York Mellon Corp.	17,402
300		BB&T Corp.	6,831
180		Capital One Financial Corp.	6,842
160		Fifth Third Bancorp.	1,629
100		M&T Bank Corp.	7,054
100		Marshall & Ilsley Corp.	1,533
50		Northern Trust Corp.	3,429
500		Regions Financial Corp.	5,455
240		State Street Corp.	15,358
300		US Bancorp.	8,367
630		Wachovia Corp.	9,784
1,100		Wells Fargo & Co.	26,125
150		Zions Bancorp.	4,724

			153,919

Beverages: 0.2%
100		Anheuser-Busch Cos., Inc.	6,212
870		Coca-Cola Co.	45,223
100		Coca-Cola Enterprises, Inc.	1,730
250		Pepsi Bottling Group, Inc.	6,980
470		PepsiCo, Inc.	29,887

			90,032

Biotechnology: 0.1%
450	@	Amgen, Inc.	21,222
140	@	Biogen Idec, Inc.	7,825
150	@	Celgene Corp.	9,581
50	@	Genzyme Corp.	3,601
350	@	Gilead Sciences, Inc.	18,533

			60,762

Chemicals: 0.2%
130		Air Products & Chemicals, Inc.	12,852
450		Dow Chemical Co.	15,710
50		Eastman Chemical Co.	3,443
50		Ecolab, Inc.	2,150
460		EI Du Pont de Nemours & Co.	19,729
250		Hercules, Inc.	4,233
100		International Flavors & Fragrances, Inc.	3,906
300		Monsanto Co.	37,932
50		PPG Industries, Inc.	2,869
100		Praxair, Inc.	9,424
100		Rohm & Haas Co.	4,644
200		Sigma-Aldrich Corp.	10,772

			127,664

Coal: 0.0%
50		Consol Energy, Inc.	5,619
60		Massey Energy Co.	5,625
50		Peabody Energy Corp.	4,403

			15,647

Commercial Services: 0.1%
50	@	Apollo Group, Inc. - Class A	2,213
100		Automatic Data Processing, Inc.	4,190
300		H&R Block, Inc.	6,420
120		McKesson Corp.	6,709

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Commercial Services: (continued)
50		Moody’s Corp.	$1,722
150		Robert Half International, Inc.	3,596
300		RR Donnelley & Sons Co.	8,907
350		Western Union Co.	8,652

			42,409

Computers: 0.3%
100	@	Affiliated Computer Services, Inc.	5,349
300	@	Apple, Inc.	50,232
50	@	Cognizant Technology Solutions Corp.	1,626
100	@	Computer Sciences Corp.	4,684
1,000	@	Dell, Inc.	21,880
800	@	EMC Corp.	11,752
1,000		Hewlett-Packard Co.	44,210
450		International Business Machines Corp.	53,339
50	@	Lexmark International, Inc.	1,672
150	@	NetApp, Inc.	3,249
100	@	Sandisk Corp.	1,870
250	@	Sun Microsystems, Inc.	2,720
50	@	Teradata Corp.	1,157

			203,740

Cosmetics/Personal Care: 0.1%
300		Avon Products, Inc.	10,806
150		Colgate-Palmolive Co.	10,365
1,130		Procter & Gamble Co.	68,715

			89,886

Distribution/Wholesale: 0.0%
190		Genuine Parts Co.	7,539

			7,539

Diversified Financial Services: 0.3%
370		American Express Co.	13,938
100		Ameriprise Financial, Inc.	4,067
250		Charles Schwab Corp.	5,135
50		CIT Group, Inc.	341
1,850		Citigroup, Inc.	31,006
30		CME Group, Inc.	11,496
150		Countrywide Financial Corp.	638
300		Discover Financial Services	3,951
600	@	E*Trade Financial Corp.	1,884
250		Federal Home Loan Mortgage Corporation	4,100
370		Federal National Mortgage Association	7,219
180		Goldman Sachs Group, Inc.	31,482
30	@	IntercontinentalExchange, Inc.	3,420
1,281		JPMorgan Chase & Co.	43,951
100		Legg Mason, Inc.	4,357
240		Lehman Brothers Holdings, Inc.	4,754
440		Merrill Lynch & Co., Inc.	13,952
470		Morgan Stanley	16,953
70		NYSE Euronext	3,546
150	@	SLM Corp.	2,903
100		T. Rowe Price Group, Inc.	5,647

			214,740

Electric: 0.2%
450	@	AES Corp.	8,645
480		American Electric Power Co., Inc.	19,310
250		Centerpoint Energy, Inc.	4,013

Shares			Value

270		Dominion Resources, Inc.	$12,822
350		DTE Energy Co.	14,854
1,200		Duke Energy Corp.	20,856
300		Edison International	15,414
110		Entergy Corp.	13,253
100		Exelon Corp.	8,996
150		FPL Group, Inc.	9,837
300		Pepco Holdings, Inc.	7,695
100		PG&E Corp.	3,969
50		PPL Corp.	2,614
100		Public Service Enterprise Group, Inc.	4,593

			146,871

Electrical Components & Equipment: 0.0%
210		Emerson Electric Co.	10,385
100		Molex, Inc.	2,441

			12,826

Electronics: 0.1%
250	@	Agilent Technologies, Inc.	8,885
100		Applera Corp. - Applied Biosystems Group	3,348
150		Jabil Circuit, Inc.	2,462
200		PerkinElmer, Inc.	5,570
300	@	Thermo Electron Corp.	16,719
275	@@	Tyco Electronics Ltd.	9,851
50	@	Waters Corp.	3,225

			50,060

Engineering & Construction: 0.0%
40		Fluor Corp.	7,443
40	@	Jacobs Engineering Group, Inc.	3,228

			10,671

Environmental Control: 0.0%
300	@	Allied Waste Industries, Inc.	3,786
200		Waste Management, Inc.	7,542

			11,328

Food: 0.1%
300		ConAgra Foods, Inc.	5,784
150		General Mills, Inc.	9,116
150		HJ Heinz Co.	7,178
270		Kellogg Co.	12,965
335		Kraft Foods, Inc.	9,531
270		Kroger Co.	7,795
600		Sara Lee Corp.	7,350
100		Supervalu, Inc.	3,089
100		Sysco Corp.	2,751
100		WM Wrigley Jr. Co.	7,778

			73,337

Gas: 0.0%
200		Sempra Energy	11,290

			11,290

Hand/Machine Tools: 0.0%
100		Black & Decker Corp.	5,751
50		Snap-On, Inc.	2,601
100		Stanley Works	4,483

			12,835

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Healthcare - Products: 0.2%
200		Baxter International, Inc.	$12,788
50		Becton Dickinson & Co.	4,065
650	@	Boston Scientific Corp.	7,989
125	@@	Covidien Ltd.	5,986
10		CR Bard, Inc.	880
820		Johnson & Johnson	52,759
450		Medtronic, Inc.	23,288
170	@	Patterson Cos., Inc.	4,996
250	@	St. Jude Medical, Inc.	10,220
40		Stryker Corp.	2,515
100	@	Varian Medical Systems, Inc.	5,185
40	@	Zimmer Holdings, Inc.	2,722

			133,393

Healthcare - Services: 0.1%
200		Aetna, Inc.	8,106
100		Cigna Corp.	3,539
100	@	Humana, Inc.	3,977
50	@	Laboratory Corp. of America Holdings	3,482
100		Quest Diagnostics	4,847
450		UnitedHealth Group, Inc.	11,813
170	@	WellPoint, Inc.	8,102

			43,866

Home Builders: 0.0%
100		D.R. Horton, Inc.	1,085
200		Lennar Corp.	2,468

			3,553

Household Products/Wares: 0.1%
100		Avery Dennison Corp.	4,393
150		Clorox Co.	7,830
100		Fortune Brands, Inc.	6,241
300		Kimberly-Clark Corp.	17,934

			36,398

Insurance: 0.3%
250	@@	ACE Ltd.	13,773
250		Aflac, Inc.	15,700
300		Allstate Corp.	13,677
940		American International Group, Inc.	24,872
100		AON Corp.	4,594
110		Assurant, Inc.	7,256
250		Chubb Corp.	12,253
50		Cincinnati Financial Corp.	1,270
150		Genworth Financial, Inc.	2,672
100		Hartford Financial Services Group, Inc.	6,457
50		Lincoln National Corp.	2,266
50		Loews Corp.	2,345
150		Marsh & McLennan Cos., Inc.	3,983
380		Metlife, Inc.	20,053
150		Progressive Corp.	2,808
300		Prudential Financial, Inc.	17,922
100		Torchmark Corp.	5,865
250		Travelers Cos., Inc.	10,850
150		UnumProvident Corp.	3,068
100	@@	XL Capital Ltd.	2,056

			173,740

Shares			Value

Internet: 0.2%
50	@	Akamai Technologies, Inc.	$1,740
50	@	Amazon.com, Inc.	3,667
520	@	eBay, Inc.	14,212
100	@	Expedia, Inc.	1,838
120	@	Google, Inc. - Class A	63,170
100	@	IAC/InterActiveCorp.	1,928
350	@	Symantec Corp.	6,773
500	@	Yahoo!, Inc.	10,330

			103,658

Iron/Steel: 0.0%
40		Allegheny Technologies, Inc.	2,371
150		Nucor Corp.	11,201
50		United States Steel Corp.	9,239

			22,811

Lodging: 0.0%
100		Starwood Hotels & Resorts Worldwide, Inc.	4,007

			4,007

Machinery - Construction & Mining: 0.0%
250		Caterpillar, Inc.	18,455
50	@	Terex Corp.	2,569

			21,024

Machinery - Diversified: 0.1%
100		Cummins, Inc.	6,552
230		Deere & Co.	16,590
100		Manitowoc Co., Inc.	3,253
50		Rockwell Automation, Inc.	2,187

			28,582

Media: 0.2%
150		CBS Corp. - Class B	2,924
200		Clear Channel Communications, Inc.	7,040
850		Comcast Corp. - Class A	16,125
360	@	DIRECTV Group, Inc.	9,328
1,050		News Corp. - Class A	15,792
1,150		Time Warner, Inc.	17,020
300	@	Viacom - Class B	9,162
700		Walt Disney Co.	21,840

			99,231

Metal Fabricate/Hardware: 0.0%
50		Precision Castparts Corp.	4,819

			4,819

Mining: 0.1%
100		Alcoa, Inc.	3,562
153		Freeport-McMoRan Copper & Gold, Inc.	17,930
150		Newmont Mining Corp.	7,824

			29,316

Miscellaneous Manufacturing: 0.3%
250		3M Co.	17,398
150		Cooper Industries Ltd.	5,925
250		Dover Corp.	12,093
100		Eaton Corp.	8,497
3,710		General Electric Co.	99,020
450		Honeywell International, Inc.	22,626
180		Illinois Tool Works, Inc.	8,552

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
200		Leggett & Platt, Inc.	$3,354
100		Parker Hannifin Corp.	7,132
200		Textron, Inc.	9,586
125	@@	Tyco International Ltd.	5,005

			199,188

Office/Business Equipment: 0.0%
250		Pitney Bowes, Inc.	8,525
650		Xerox Corp.	8,814

			17,339

Oil & Gas: 0.9%
280		Anadarko Petroleum Corp.	20,955
150		Apache Corp.	20,850
70		Cabot Oil & Gas Corp.	4,741
250		Chesapeake Energy Corp.	16,490
850		Chevron Corp.	84,261
620		ConocoPhillips	58,522
290		Devon Energy Corp.	34,846
100		ENSCO International, Inc.	8,074
50		EOG Resources, Inc.	6,560
2,130		ExxonMobil Corp.	187,717
110		Hess Corp.	13,881
250		Marathon Oil Corp.	12,968
50		Murphy Oil Corp.	4,903
50	@, @@	Nabors Industries Ltd.	2,462
50		Noble Corp.	3,248
110		Noble Energy, Inc.	11,062
460		Occidental Petroleum Corp.	41,336
40		Questar Corp.	2,842
100		Range Resources Corp.	6,554
100	@	Southwestern Energy Co.	4,761
50		Sunoco, Inc.	2,035
79	@	Transocean, Inc.	12,039
100		Valero Energy Corp.	4,118
150		XTO Energy, Inc.	10,277

			575,502

Oil & Gas Services: 0.2%
100		Baker Hughes, Inc.	8,734
280		Halliburton Co.	14,860
150	@	National Oilwell Varco, Inc.	13,308
450		Schlumberger Ltd.	48,344
50		Smith International, Inc.	4,157
100	@	Weatherford International Ltd.	4,959

			94,362

Packaging & Containers: 0.0%
150		Ball Corp.	7,161

			7,161

Pharmaceuticals: 0.3%
450		Abbott Laboratories	23,837
120		Allergan, Inc.	6,246
100		AmerisourceBergen Corp.	3,999
600		Bristol-Myers Squibb Co.	12,318
50		Cardinal Health, Inc.	2,579
450		Eli Lilly & Co.	20,772
80	@	Express Scripts, Inc.	5,018
100	@	Forest Laboratories, Inc.	3,474
319	@	King Pharmaceuticals, Inc.	3,340
200	@	Medco Health Solutions, Inc.	9,440
860		Merck & Co., Inc.	32,413
2,300		Pfizer, Inc.	40,181

Shares			Value

660		Schering-Plough Corp.	$12,995
100	@	Watson Pharmaceuticals, Inc.	2,717
450		Wyeth	21,582

			200,911

Pipelines: 0.0%
300		El Paso Corp.	6,522
300		Spectra Energy Corp.	8,622
240		Williams Cos., Inc.	9,674

			24,818

Retail: 0.4%
50		Abercrombie & Fitch Co.	3,134
50	@	Autozone, Inc.	6,051
200		Best Buy Co., Inc.	7,920
150	@	Big Lots, Inc.	4,686
90		Costco Wholesale Corp.	6,313
486		CVS Caremark Corp.	19,231
60		Darden Restaurants, Inc.	1,916
250		Family Dollar Stores, Inc.	4,985
100	@	GameStop Corp.	4,040
300		Gap, Inc.	5,001
450		Home Depot, Inc.	10,539
100		JC Penney Co., Inc.	3,629
300		Limited Brands, Inc.	5,055
500		Lowe’s Cos., Inc.	10,375
200		Macy’s, Inc.	3,884
490		McDonald’s Corp.	27,548
300		Staples, Inc.	7,125
300		Target Corp.	13,947
100		Tiffany & Co.	4,075
350		TJX Cos., Inc.	11,015
250		Walgreen Co.	8,128
980		Wal-Mart Stores, Inc.	55,076
170		Yum! Brands, Inc.	5,965

			229,638

Savings & Loans: 0.0%
200		Hudson City Bancorp., Inc.	3,336
250		Washington Mutual, Inc.	1,233

			4,569

Semiconductors: 0.2%
100		Altera Corp.	2,070
100		Analog Devices, Inc.	3,177
500		Applied Materials, Inc.	9,545
150	@	Broadcom Corp.	4,094
2,150		Intel Corp.	46,182
100		KLA-Tencor Corp.	4,071
100		Linear Technology Corp.	3,257
250	@	LSI Logic Corp.	1,535
50	@	MEMC Electronic Materials, Inc.	3,077
150		National Semiconductor Corp.	3,081
200	@	Nvidia Corp.	3,744
100	@	QLogic Corp.	1,459
600		Texas Instruments, Inc.	16,896
100		Xilinx, Inc.	2,525

			104,713

Software: 0.2%
200	@	Adobe Systems, Inc.	7,878
100	@	Autodesk, Inc.	3,381
50	@	BMC Software, Inc.	1,800
250		CA, Inc.	5,773
200	@	Compuware Corp.	1,908

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Software: (continued)
50	@	Electronic Arts, Inc.	$2,222
100		Fidelity National Information Services, Inc.	3,691
100	@	Fiserv, Inc.	4,537
250		IMS Health, Inc.	5,825
2,900		Microsoft Corp.	79,779
1,450	@	Oracle Corp.	30,450

			147,244

Telecommunications: 0.4%
2,070		AT&T, Inc.	69,738
100		CenturyTel, Inc.	3,559
2,280	@	Cisco Systems, Inc.	53,033
600		Corning, Inc.	13,830
50		Embarq Corp.	2,364
100	@	JDS Uniphase Corp.	1,136
150	@	Juniper Networks, Inc.	3,327
250		Motorola, Inc.	1,835
500		Qualcomm, Inc.	22,185
900		Qwest Communications International, Inc.	3,537
650		Sprint Nextel Corp.	6,175
1,090		Verizon Communications, Inc.	38,586
650		Windstream Corp.	8,021

			227,326

Textiles: 0.0%
50		Cintas Corp.	1,326

			1,326

Toys/Games/Hobbies: 0.0%
250		Hasbro, Inc.	8,930

			8,930

Transportation: 0.1%
50		Burlington Northern Santa Fe Corp.	4,995
50		CH Robinson Worldwide, Inc.	2,742
100		CSX Corp.	6,281
100		Expeditors International Washington, Inc.	4,300
100		FedEx Corp.	7,879
100		Norfolk Southern Corp.	6,267
100		Ryder System, Inc.	6,888
100		Union Pacific Corp.	7,550
280		United Parcel Service, Inc. - Class B	17,212

			64,114

		Total Common Stock (Cost $4,396,084)	4,187,060

REAL ESTATE INVESTMENT TRUSTS: 0.0%
Apartments: 0.0%
50		Equity Residential	1,914

			1,914

Diversified: 0.0%
50		Vornado Realty Trust	4,400

			4,400

Health Care: 0.0%
50		HCP, Inc.	1,591

			1,591

Shares			Value

Hotels: 0.0%
450		Host Hotels & Resorts, Inc.	$6,143

			6,143

Regional Malls: 0.0%
100		General Growth Properties, Inc.	3,503
50		Simon Property Group, Inc.	4,495

			7,998

Storage: 0.0%
100		Public Storage, Inc.	8,079

			8,079

Warehouse/Industrial: 0.0%
90		Prologis	4,892

			4,892

		Total Real Estate Investment Trusts (Cost $37,378)	35,017

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 77.2%
Federal Home Loan Mortgage Corporation: 17.5%
$13,000,000	Z	3.150%, due 11/15/13	$11,004,058

			11,004,058

Federal National Mortgage Association: 24.3%
11,000,000	^, Z	3.132%, due 11/15/13	8,946,366
7,820,000	^, Z	3.214%, due 01/15/14	6,309,856

			15,256,222

Other U.S. Agency Obligations: 35.4%
7,150,000	Z	Financing Corp., 3.910%, due 11/11/13	5,820,635
20,000,000	^, Z	Resolution Funding Corp., 3.900%, due 01/15/14	16,398,780

			22,219,415

		Total U.S. Government Agency Obligations (Cost $47,957,465)	48,479,695

U.S. TREASURY OBLIGATIONS: 20.3%
U.S. Treasury STRIP: 20.3%
15,394,000	^	2.793%, due 11/15/13	12,755,884

		Total U.S. Treasury Obligations (Cost $12,723,696)	12,755,884

		Total Long-Term Investments (Cost $65,114,623)	65,457,656

Shares			Value
SHORT-TERM INVESTMENTS: 0.7%
Mutual Fund: 0.3%
150,000	**	ING Institutional Prime Money Market Fund	$150,000

		Total Mutual Fund (Cost $150,000)	150,000

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Repurchase Agreement: 0.4%
$270,000	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $270,018 to be received upon repurchase (Collateralized by $270,800 U.S. Treasury, 3.500%, Market Value plus accrued interest $275,462, due 12/15/09)		$270,000

	Total Repurchase Agreement (Cost $270,000)		270,000

	Total Short-Term Investments (Cost $420,000)		420,000

	Total Investments in Securities (Cost $65,534,623)*	104.9%	$65,877,656
	Other Assets and Liabilities - Net	(4.9)	(3,094,062)

	Net Assets	100.0%	$62,783,594

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $67,202,477.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,278,869
Gross Unrealized Depreciation	(2,603,690)

Net Unrealized Depreciation	$(1,324,821)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$4,372,077	$—
Level 2 — Other Significant Observable Inputs	61,505,579	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$65,877,656	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

COMMON STOCK: 5.3%
Advertising: 0.0%
900	@	Interpublic Group of Cos., Inc.	$7,740
350		Omnicom Group	15,708

			23,448

Aerospace/Defense: 0.1%
510		Boeing Co.	33,517
130		General Dynamics Corp.	10,946
200		Goodrich Corp.	9,492
50		L-3 Communications Holdings, Inc.	4,544
240		Lockheed Martin Corp.	23,678
300		Northrop Grumman Corp.	20,070
100		Raytheon Co.	5,628
100		Rockwell Collins, Inc.	4,796
550		United Technologies Corp.	33,935

			146,606

Agriculture: 0.1%
1,150		Altria Group, Inc.	23,644
400		Archer-Daniels-Midland Co.	13,500
137	@	Lorillard, Inc.	9,475
1,150		Philip Morris International, Inc.	56,799
130		Reynolds American, Inc.	6,067

			109,485

Airlines: 0.0%
520		Southwest Airlines Co.	6,781

			6,781

Apparel: 0.0%
300	@	Coach, Inc.	8,664
250		Nike, Inc.	14,903
100		VF Corp.	7,118

			30,685

Shares			Value

Auto Manufacturers: 0.0%
781	@	Ford Motor Co.	$3,757
200		General Motors Corp.	2,300

			6,057

Auto Parts & Equipment: 0.0%
200	@	Goodyear Tire & Rubber Co.	3,566
500		Johnson Controls, Inc.	14,340

			17,906

Banks: 0.2%
2,490		Bank of America Corp.	59,436
740		Bank of New York Mellon Corp.	27,994
290		BB&T Corp.	6,603
210		Capital One Financial Corp.	7,982
280		Fifth Third Bancorp.	2,850
100		M&T Bank Corp.	7,054
149		Marshall & Ilsley Corp.	2,284
100		Northern Trust Corp.	6,857
850		Regions Financial Corp.	9,274
310		State Street Corp.	19,837
600		US Bancorp.	16,734
950		Wachovia Corp.	14,754
1,560		Wells Fargo & Co.	37,050
250		Zions Bancorp.	7,873

			226,582

Beverages: 0.1%
70		Anheuser-Busch Cos., Inc.	4,348
1,130		Coca-Cola Co.	58,737
200		Coca-Cola Enterprises, Inc.	3,460
400		Pepsi Bottling Group, Inc.	11,168
830		PepsiCo, Inc.	52,780

			130,493

Biotechnology: 0.1%
650	@	Amgen, Inc.	30,654
160	@	Biogen Idec, Inc.	8,942
250	@	Celgene Corp.	15,968
50	@	Genzyme Corp.	3,601
450	@	Gilead Sciences, Inc.	23,828

			82,993

Chemicals: 0.2%
200		Air Products & Chemicals, Inc.	19,772
550		Dow Chemical Co.	19,201
130		Ecolab, Inc.	5,589
700		EI Du Pont de Nemours & Co.	30,023
200		Hercules, Inc.	3,386
200		International Flavors & Fragrances, Inc.	7,812
300		Monsanto Co.	37,932
100		PPG Industries, Inc.	5,737
100		Praxair, Inc.	9,424
100		Rohm & Haas Co.	4,644
300		Sigma-Aldrich Corp.	16,158

			159,678

Coal: 0.0%
100		Consol Energy, Inc.	11,237
40		Massey Energy Co.	3,750
50		Peabody Energy Corp.	4,403

			19,390

Commercial Services: 0.1%
150	@	Apollo Group, Inc. - Class A	6,639
100		Automatic Data Processing, Inc.	4,190

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Commercial Services: (continued)
200		H&R Block, Inc.	$4,280
180		McKesson Corp.	10,064
50		Moody’s Corp.	1,722
150		Robert Half International, Inc.	3,596
300		RR Donnelley & Sons Co.	8,907
400		Western Union Co.	9,888

			49,286

Computers: 0.3%
150	@	Affiliated Computer Services, Inc.	8,024
410	@	Apple, Inc.	68,650
100	@	Cognizant Technology Solutions Corp.	3,251
100	@	Computer Sciences Corp.	4,684
1,400	@	Dell, Inc.	30,632
1,200	@	EMC Corp.	17,628
1,450		Hewlett-Packard Co.	64,105
750		International Business Machines Corp.	88,898
150	@	Lexmark International, Inc.	5,015
200	@	NetApp, Inc.	4,332
150	@	Sandisk Corp.	2,805
475	@	Sun Microsystems, Inc.	5,168
100	@	Teradata Corp.	2,314

			305,506

Cosmetics/Personal Care: 0.1%
300		Avon Products, Inc.	10,806
160		Colgate-Palmolive Co.	11,056
1,800		Procter & Gamble Co.	109,458

			131,320

Distribution/Wholesale: 0.0%
300		Genuine Parts Co.	11,904

			11,904

Diversified Financial Services: 0.3%
550		American Express Co.	20,719
80		Ameriprise Financial, Inc.	3,254
300		Charles Schwab Corp.	6,162
350		CIT Group, Inc.	2,384
2,820		Citigroup, Inc.	47,263
30		CME Group, Inc.	11,496
300		Countrywide Financial Corp.	1,275
300		Discover Financial Services	3,951
900	@	E*Trade Financial Corp.	2,826
300		Federal Home Loan Mortgage Corporation	4,920
540		Federal National Mortgage Association	10,535
260		Goldman Sachs Group, Inc.	45,474
50	@	IntercontinentalExchange, Inc.	5,700
1,837		JPMorgan Chase & Co.	63,027
100		Legg Mason, Inc.	4,357
340		Lehman Brothers Holdings, Inc.	6,735
750		Merrill Lynch & Co., Inc.	23,783
750		Morgan Stanley	27,053
140		NYSE Euronext	7,092
200	@	SLM Corp.	3,870
100		T. Rowe Price Group, Inc.	5,647

			307,523

Electric: 0.2%
500	@	AES Corp.	9,605
660		American Electric Power Co., Inc.	26,552

Shares			Value

400		Centerpoint Energy, Inc.	$6,420
440		Dominion Resources, Inc.	20,896
450		DTE Energy Co.	19,098
1,750		Duke Energy Corp.	30,415
500		Edison International	25,690
70		Entergy Corp.	8,434
100		Exelon Corp.	8,996
200		FPL Group, Inc.	13,116
500		Pepco Holdings, Inc.	12,825
100		PG&E Corp.	3,969
100		PPL Corp.	5,227
160		Public Service Enterprise Group, Inc.	7,349

			198,592

Electrical Components & Equipment: 0.0%
350		Emerson Electric Co.	17,308
100		Molex, Inc.	2,441

			19,749

Electronics: 0.1%
300	@	Agilent Technologies, Inc.	10,662
150		Applera Corp. - Applied Biosystems Group	5,022
300		Jabil Circuit, Inc.	4,923
200		PerkinElmer, Inc.	5,570
280	@	Thermo Electron Corp.	15,604
275	@@	Tyco Electronics Ltd.	9,851
150	@	Waters Corp.	9,675

			61,307

Engineering & Construction: 0.0%
40		Fluor Corp.	7,443
100	@	Jacobs Engineering Group, Inc.	8,070

			15,513

Environmental Control: 0.0%
550	@	Allied Waste Industries, Inc.	6,941
200		Waste Management, Inc.	7,542

			14,483

Food: 0.1%
300		ConAgra Foods, Inc.	5,784
190		General Mills, Inc.	11,546
200		HJ Heinz Co.	9,570
250		Kellogg Co.	12,005
600		Kraft Foods, Inc.	17,070
250		Kroger Co.	7,218
800		Sara Lee Corp.	9,800
150		Supervalu, Inc.	4,634
200		Sysco Corp.	5,502
150		WM Wrigley Jr. Co.	11,667

			94,796

Gas: 0.0%
300		Sempra Energy	16,935

			16,935

Hand/Machine Tools: 0.0%
100		Black & Decker Corp.	5,751
50		Snap-On, Inc.	2,601
100		Stanley Works	4,483

			12,835

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Healthcare - Products: 0.2%
300		Baxter International, Inc.	$19,182
100		Becton Dickinson & Co.	8,130
810	@	Boston Scientific Corp.	9,955
175	@@	Covidien Ltd.	8,381
50		CR Bard, Inc.	4,398
1,200		Johnson & Johnson	77,208
750		Medtronic, Inc.	38,813
230	@	Patterson Cos., Inc.	6,760
290	@	St. Jude Medical, Inc.	11,855
100		Stryker Corp.	6,288
100	@	Varian Medical Systems, Inc.	5,185
50	@	Zimmer Holdings, Inc.	3,403

			199,558

Healthcare - Services: 0.1%
300		Aetna, Inc.	12,159
150		Cigna Corp.	5,309
100	@	Humana, Inc.	3,977
100	@	Laboratory Corp. of America Holdings	6,963
100		Quest Diagnostics	4,847
600		UnitedHealth Group, Inc.	15,750
260	@	WellPoint, Inc.	12,392

			61,397

Home Builders: 0.0%
300		D.R. Horton, Inc.	3,255
400		Lennar Corp.	4,936

			8,191

Household Products/Wares: 0.0%
100		Avery Dennison Corp.	4,393
200		Clorox Co.	10,440
100		Fortune Brands, Inc.	6,241
350		Kimberly-Clark Corp.	20,923

			41,997

Insurance: 0.2%
240	@@	ACE Ltd.	13,222
300		Aflac, Inc.	18,840
300		Allstate Corp.	13,677
1,470		American International Group, Inc.	38,896
100		AON Corp.	4,594
100		Assurant, Inc.	6,596
350		Chubb Corp.	17,154
100		Cincinnati Financial Corp.	2,540
200		Genworth Financial, Inc.	3,562
230		Hartford Financial Services Group, Inc.	14,851
200		Lincoln National Corp.	9,064
46		Loews Corp.	2,157
150		Marsh & McLennan Cos., Inc.	3,983
540		Metlife, Inc.	28,496
200		Progressive Corp.	3,744
350		Prudential Financial, Inc.	20,909
50		Torchmark Corp.	2,933
360		Travelers Cos., Inc.	15,624
200		UnumProvident Corp.	4,090
100	@@	XL Capital Ltd.	2,056

			226,988

Internet: 0.1%
100	@	Akamai Technologies, Inc.	3,479
150	@	Amazon.com, Inc.	11,000

Shares			Value

650	@	eBay, Inc.	$17,765
100	@	Expedia, Inc.	1,838
130	@	Google, Inc. - Class A	68,435
550	@	Symantec Corp.	10,643
700	@	Yahoo!, Inc.	14,462

			127,622

Iron/Steel: 0.0%
50		Allegheny Technologies, Inc.	2,964
170		Nucor Corp.	12,694
100		United States Steel Corp.	18,478

			34,136

Lodging: 0.0%
100		Starwood Hotels & Resorts Worldwide, Inc.	4,007

			4,007

Machinery - Construction & Mining: 0.0%
410		Caterpillar, Inc.	30,266
50	@	Terex Corp.	2,569

			32,835

Machinery - Diversified: 0.0%
100		Cummins, Inc.	6,552
200		Deere & Co.	14,426
100		Manitowoc Co., Inc.	3,253
100		Rockwell Automation, Inc.	4,373

			28,604

Media: 0.1%
140		CBS Corp. - Class B	2,729
290		Clear Channel Communications, Inc.	10,208
1,200		Comcast Corp. - Class A	22,764
350	@	DIRECTV Group, Inc.	9,069
1,520		News Corp. - Class A	22,861
1,600		Time Warner, Inc.	23,680
400	@	Viacom - Class B	12,216
1,050		Walt Disney Co.	32,760

			136,287

Metal Fabricate/Hardware: 0.0%
40		Precision Castparts Corp.	3,855

			3,855

Mining: 0.0%
110		Alcoa, Inc.	3,918
250		Freeport-McMoRan Copper & Gold, Inc.	29,298
150		Newmont Mining Corp.	7,824

			41,040

Miscellaneous Manufacturing: 0.3%
300		3M Co.	20,877
200		Cooper Industries Ltd.	7,900
360		Dover Corp.	17,413
160		Eaton Corp.	13,595
5,410		General Electric Co.	144,393
500		Honeywell International, Inc.	25,140
230		Illinois Tool Works, Inc.	10,927
200		Leggett & Platt, Inc.	3,354
170		Parker Hannifin Corp.	12,124
280		Textron, Inc.	13,420
75	@@	Tyco International Ltd.	3,003

			272,146

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Office/Business Equipment: 0.0%
400		Pitney Bowes, Inc.	$13,640
750		Xerox Corp.	10,170

			23,810

Oil & Gas: 0.8%
300		Anadarko Petroleum Corp.	22,452
250		Apache Corp.	34,750
50		Cabot Oil & Gas Corp.	3,387
250		Chesapeake Energy Corp.	16,490
1,270		Chevron Corp.	125,895
930		ConocoPhillips	87,783
250		Devon Energy Corp.	30,040
90		ENSCO International, Inc.	7,267
150		EOG Resources, Inc.	19,680
3,050		ExxonMobil Corp.	268,797
170		Hess Corp.	21,452
350		Marathon Oil Corp.	18,155
100		Murphy Oil Corp.	9,805
100	@, @@	Nabors Industries Ltd.	4,923
100		Noble Corp.	6,496
180		Noble Energy, Inc.	18,101
500		Occidental Petroleum Corp.	44,930
150		Questar Corp.	10,656
100		Range Resources Corp.	6,554
200	@	Southwestern Energy Co.	9,522
100		Sunoco, Inc.	4,069
219	@	Transocean, Inc.	33,373
200		Valero Energy Corp.	8,236
275		XTO Energy, Inc.	18,840

			831,653

Oil & Gas Services: 0.1%
200		Baker Hughes, Inc.	17,468
380		Halliburton Co.	20,167
220	@	National Oilwell Varco, Inc.	19,518
600		Schlumberger Ltd.	64,458
100		Smith International, Inc.	8,314
200	@	Weatherford International Ltd.	9,918

			139,843

Packaging & Containers: 0.0%
250		Ball Corp.	11,935

			11,935

Pharmaceuticals: 0.3%
600		Abbott Laboratories	31,782
90		Allergan, Inc.	4,685
200		AmerisourceBergen Corp.	7,998
950		Bristol-Myers Squibb Co.	19,504
100		Cardinal Health, Inc.	5,158
550		Eli Lilly & Co.	25,388
150	@	Express Scripts, Inc.	9,408
200	@	Forest Laboratories, Inc.	6,948
208	@	King Pharmaceuticals, Inc.	2,178
200	@	Medco Health Solutions, Inc.	9,440
1,250		Merck & Co., Inc.	47,113
3,250		Pfizer, Inc.	56,778
920		Schering-Plough Corp.	18,115
100	@	Watson Pharmaceuticals, Inc.	2,717
800		Wyeth	38,368

			285,580

Pipelines: 0.0%
400		El Paso Corp.	8,696
400		Spectra Energy Corp.	11,496

Shares			Value

390		Williams Cos., Inc.	$15,721

			35,913

Retail: 0.3%
100		Abercrombie & Fitch Co.	6,268
50	@	Autozone, Inc.	6,051
210		Best Buy Co., Inc.	8,316
200	@	Big Lots, Inc.	6,248
180		Costco Wholesale Corp.	12,625
750		CVS Caremark Corp.	29,678
150		Darden Restaurants, Inc.	4,791
250		Family Dollar Stores, Inc.	4,985
200	@	GameStop Corp.	8,080
550		Gap, Inc.	9,169
600		Home Depot, Inc.	14,052
100		JC Penney Co., Inc.	3,629
400		Limited Brands, Inc.	6,740
650		Lowe’s Cos., Inc.	13,488
100		Macy’s, Inc.	1,942
750		McDonald’s Corp.	42,165
350		Staples, Inc.	8,313
400		Target Corp.	18,596
100		Tiffany & Co.	4,075
450		TJX Cos., Inc.	14,162
380		Walgreen Co.	12,354
1,350		Wal-Mart Stores, Inc.	75,870
250		Yum! Brands, Inc.	8,773

			320,370

Savings & Loans: 0.0%
280		Hudson City Bancorp., Inc.	4,670
400		Washington Mutual, Inc.	1,972

			6,642

Semiconductors: 0.2%
200		Altera Corp.	4,140
200		Analog Devices, Inc.	6,354
650		Applied Materials, Inc.	12,409
250	@	Broadcom Corp.	6,823
3,180		Intel Corp.	68,306
100		KLA-Tencor Corp.	4,071
100		Linear Technology Corp.	3,257
500	@	LSI Logic Corp.	3,070
150	@	MEMC Electronic Materials, Inc.	9,231
250		National Semiconductor Corp.	5,135
400	@	Nvidia Corp.	7,488
350	@	QLogic Corp.	5,107
900		Texas Instruments, Inc.	25,344
200		Xilinx, Inc.	5,050

			165,785

Software: 0.2%
300	@	Adobe Systems, Inc.	11,817
150	@	Autodesk, Inc.	5,072
100	@	BMC Software, Inc.	3,600
400		CA, Inc.	9,236
400	@	Compuware Corp.	3,816
100	@	Electronic Arts, Inc.	4,443
100		Fidelity National Information Services, Inc.	3,691
200	@	Fiserv, Inc.	9,074
300		IMS Health, Inc.	6,990
4,400		Microsoft Corp.	121,044
2,230	@	Oracle Corp.	46,830

			225,613

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value

Telecommunications: 0.3%
3,020		AT&T, Inc.	$101,744
100		CenturyTel, Inc.	3,559
3,300	@	Cisco Systems, Inc.	76,758
850		Corning, Inc.	19,593
50		Embarq Corp.	2,364
250	@	JDS Uniphase Corp.	2,840
200	@	Juniper Networks, Inc.	4,436
550		Motorola, Inc.	4,037
790		Qualcomm, Inc.	35,052
1,200		Qwest Communications International, Inc.	4,716
750		Sprint Nextel Corp.	7,125
1,500		Verizon Communications, Inc.	53,100
800		Windstream Corp.	9,872

			325,196

Textiles: 0.0%
100		Cintas Corp.	2,651

			2,651

Toys/Games/Hobbies: 0.0%
300		Hasbro, Inc.	10,716

			10,716

Transportation: 0.1%
150		Burlington Northern Santa Fe Corp.	14,984
100		CH Robinson Worldwide, Inc.	5,484
200		CSX Corp.	12,562
150		Expeditors International Washington, Inc.	6,450
50		FedEx Corp.	3,940
150		Norfolk Southern Corp.	9,401
100		Ryder System, Inc.	6,888
120		Union Pacific Corp.	9,060
380		United Parcel Service, Inc. - Class B	23,359

			92,128

		Total Common Stock (Cost $6,491,484)	5,896,351

REAL ESTATE INVESTMENT TRUSTS: 0.0%
Apartments: 0.0%
100		Equity Residential	3,827

			3,827

Diversified: 0.0%
100		Vornado Realty Trust	8,800

			8,800

Health Care: 0.0%
200		HCP, Inc.	6,362

			6,362

Hotels: 0.0%
550		Host Hotels & Resorts, Inc.	7,508

			7,508

Regional Malls: 0.0%
100		General Growth Properties, Inc.	3,503
100		Simon Property Group, Inc.	8,989

			12,492

Storage: 0.0%
100		Public Storage, Inc.	8,079

			8,079

Shares			Value

Warehouse/Industrial: 0.0%
110		Prologis	$5,979

			5,979

		Total Real Estate Investment Trusts (Cost $61,899)	53,047

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 73.3%
Federal Home Loan Mortgage Corporation: 14.2%
$20,000,000	^^, Z	4.390%, due 07/15/14	$15,758,160

			15,758,160

Federal National Mortgage Association: 36.7%
20,000,000	^, Z	4.340%, due 05/15/14	15,887,511
31,500,000	Z	4.380%, due 07/05/14	24,852,713

			40,740,224

Other U.S. Agency Obligations: 22.4%
31,000,000	^, Z	Resolution Funding Corp., 4.030%, due 07/15/14	24,861,380

			24,861,380

		Total U.S. Government Agency Obligations (Cost $79,164,776)	81,359,764

U.S. TREASURY OBLIGATIONS: 11.6%
U.S. Treasury STRIP: 11.6%
15,865,000	^	3.910%, due 05/15/14	12,866,087

		Total U.S. Treasury Obligations (Cost $13,021,922)	12,866,087

OTHER BONDS: 9.6%
Sovereign: 9.6%
3,666,000	Z	AID-Israel, 4.140%, due 05/15/14	2,940,341
9,724,000	Z	AID-Israel, 4.210%, due 08/15/14	7,707,524

		Total Other Bonds (Cost $11,183,870)	10,647,865

		Total Long-Term Investments (Cost $ 109,923,951)	110,823,114

SHORT-TERM INVESTMENTS: 0.3%
Repurchase Agreement: 0.3%
370,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $370,025 to be received upon repurchase (Collateralized by $385,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $380,072, due 12/30/08)		370,000

	Total Short-Term Investments (Cost $370,000)		370,000

	Total Investments in Securities (Cost $110,293,951)*	100.1%	$111,193,114
	Other Assets and Liabilities - Net	(0.1)	(122,434)

	Net Assets	100.0%	$111,070,680

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $112,122,642.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,242,563
Gross Unrealized Depreciation	(2,172,091)

Net Unrealized Depreciation	$(929,528)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$5,949,398	$—
Level 2 — Other Significant Observable Inputs	105,243,716	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$111,193,114	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UGCORE	(0608-082008)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2008